             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
               440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACTS
                              GROUP VARIABLE LIFE

This Prospectus provides important information about a group and individual flexible premium variable life insurance contract offered by Allmerica Financial Life Insurance and Annuity Company. (Individual policies or certificates under a group contract are collectively referred to as Certificates). Certificates are available to eligible applicants who are members of a non-qualified benefit plan generally having a minimum of five or more members, depending on the group, and who are Age 85 years old and under. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

The Certificates are funded through the Group VEL Account, a separate investment account of the Company that is referred to as the Separate Account and through the Fixed Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:

ALLMERICA INVESTMENT TRUST                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Select Aggressive Growth Fund              Fidelity VIP II Contrafund Portfolio
Select Capital Appreciation Fund
Select Value Opportunity Fund              GOLDMAN SACHS VARIABLE INSURANCE TRUST
Select Emerging Markets Fund               Goldman Sachs VIT Capital Growth Fund
Select International Equity Fund           Goldman Sachs VIT CORE Large Cap Growth Fund
Select Growth Fund                         Goldman Sachs VIT CORE Small Cap Equity Fund
Select Strategic Growth Fund
Core Equity Fund                           J.P. MORGAN SERIES TRUST II
Select Growth and Income Fund              J.P. Morgan Small Company Portfolio
Select Investment Grade Income Fund
Government Bond Fund                       MORGAN STANLEY DEAN WITTER UNIVERSAL
Money Market Fund                          FUNDS, INC.
DEUTSCHE ASSET MANAGEMENT VIT FUNDS        MSDW Technology Portfolio
Deutsche VIT Equity 500 Index              PIMCO VARIABLE INSURANCE TRUST
Deutsche VIT Small Cap Index               PIMCO Total Return Bond Portfolio II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND  T. ROWE PRICE INTERNATIONAL SERIES, INC.
Fidelity VIP Overseas Portfolio            T. Rowe Price International Stock Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio              WARBURG PINCUS TRUST
Fidelity VIP High Income Portfolio         Warburg Pincus Small Company Growth Portfolio
                                           Warburg Pincus Global Post-Venture Capital
                                           Portfolio

THE CERTIFICATES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE CERTIFICATE.

THIS LIFE CERTIFICATE IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

                       CORRESPONDENCE MAY BE MAILED TO:
                       ALLMERICA LIFE
                       P.O. BOX 8179
                       BOSTON, MA 02266-8179

                       PROSPECTUS DATED OCTOBER 10, 2000

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................       4
SUMMARY OF FEES AND CHARGES.................................       7
SUMMARY OF CERTIFICATE FEATURES.............................      12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING FUNDS...........................................      18
INVESTMENT OBJECTIVES AND POLICIES..........................      21
VOTING RIGHTS...............................................      23
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........      24
THE CERTIFICATE.............................................      25
  Enrollment Form for a Certificate.........................      25
  Free-Look Period..........................................      25
  Conversion Privileges.....................................      26
  Premium Payments..........................................      26
  Allocation of Net Premiums................................      27
  Transfer Privilege........................................      27
  Election of Death Benefit Options.........................      28
  Guideline Premium Test and Cash Value Accumulation Test...      29
  Death Proceeds............................................      30
  Change in Death Benefit Option............................      31
  Change in Face Amount.....................................      31
  Certificate Value and Surrender Value.....................      32
  Payment Options...........................................      33
  Optional Insurance Benefits...............................      34
  Surrender.................................................      34
  Partial Withdrawal........................................      34
CHARGES AND DEDUCTIONS......................................      34
  Premium Expense Charge....................................      35
  Monthly Deduction from Certificate Value..................      36
  Charges Reflected in the Assets of the Separate Account...      39
  Transaction Charge on Partial Withdrawal..................      39
  Transfer Charges..........................................      39
  Other Administrative Charges..............................      39
CERTIFICATE LOANS...........................................      39
CERTIFICATE TERMINATION AND REINSTATEMENT...................      41
OTHER CERTIFICATE PROVISIONS................................      42
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY.............      44
DISTRIBUTION................................................      45
REPORTS.....................................................      45
LEGAL PROCEEDINGS...........................................      46
FURTHER INFORMATION.........................................      46
FEDERAL TAX CONSIDERATIONS..................................      46
  The Company and the Separate Account......................      46
  Taxation of the Certificates..............................      47
  Certificate Loans.........................................      47
  Modified Endowment Contracts..............................      48
MORE INFORMATION ABOUT THE FIXED ACCOUNT....................      48
INDEPENDENT ACCOUNTANTS.....................................      49
FINANCIAL STATEMENTS........................................      50
APPENDIX A -- OPTIONAL BENEFITS.............................     A-1
APPENDIX B -- PAYMENT OPTIONS...............................     B-1
APPENDIX C -- ILLUSTRATIONS OF SUM INSURED, CERTIFICATE
 VALUES AND ACCUMULATED PREMIUMS............................     C-1

APPENDIX D -- MONTHLY EXPENSE CHARGE TABLE..................     D-1
APPENDIX E -- PERFORMANCE INFORMATION.......................     E-1
FINANCIAL STATEMENTS........................................   FIN-1

                                 SPECIAL TERMS

AGE: The Insured's age as of the last birthday measured from a Certificate anniversary.

BENEFICIARY: The person(s) designated by the owner of the Certificate to receive the insurance proceeds upon the death of the Insured.

CERTIFICATE CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option.

CERTIFICATE OWNER: The persons or entity entitled to exercise the rights and privileges under the certificate.

CERTIFICATE VALUE: The total amount available for investment under a Certificate at any time. It is equal to the sum of (a) the value of the Units credited to a Certificate in the Sub-Accounts, and (b) the accumulation in the Fixed Account credited to that Certificate.

COMPANY: Allmerica Financial Life Insurance and Annuity Company. "We," "our," "us," and "the Company" refer to Allmerica Financial Life Insurance and Annuity Company in this Prospectus.

DATE OF ISSUE: The date set forth in the Certificate used to determine the Monthly Processing Date, Certificate months, Certificate years, and Certificate anniversaries.

DEATH BENEFIT: The amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for any Outstanding Loan at the time of the Insured's death, and partial withdrawals, if any, and any due and unpaid Monthly Deductions. The amount of the Death Benefit will depend on the Death Benefit Option chosen, but will always be at least equal to the Face Amount.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Death Benefit Option, less any Outstanding Loan at the time of the Insured's death, partial withdrawals, if any, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate.

DELIVERY RECEIPT: An acknowledgment, signed by the Certificate Owner and returned to the Principal Office, that the Certificate Owner has received the Certificate and the Notice of Withdrawal Rights.

ENROLLMENT FORM OR APPLICATION: The form that is completed and signed by the Owner and employee, if applicable, when applying for insurance coverage.

EVIDENCE OF INSURABILITY: Information, satisfactory to the Company, that is used to determine the Insured's Underwriting Class.

FACE AMOUNT: The total amount of insurance coverage applied for, including the base amount of insurance coverage ("Base Amount") and the benefit provided under the Insured Term Rider, if any. The Face Amount of each Certificate is set forth in the specifications pages of the Certificate.

FINAL PREMIUM PAYMENT DATE: The Certificate anniversary nearest the Insured's 100th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Certificate. The Net Death Benefit may be different before and after the Final Payment Date. See DEATH PROCEEDS.

FIXED ACCOUNT: The Fixed Account is an investment option that is funded by the Company's general account. The general account includes all of the assets of the Company other than those held in a Separate Account.

GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date for the specified Death Benefit, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Age Last Birthday), Smoker or Non-Smoker, Male, Female, Unisex (Table B), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Certificate and any Certificate riders.

GUIDELINE MINIMUM DEATH BENEFIT: The Guideline Minimum Death Benefit required to qualify the Certificate as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit varies by Age. It is calculated by multiplying the Certificate Value by a percentage determined by the Insured's Age. The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the Guideline Minimum death benefit required under federal tax laws. If Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, risk classification, as set forth in the Certificate. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM DEATH BENEFIT TABLE in DEATH PROCEEDS -- "GUIDELINE MINIMUM DEATH BENEFIT UNDER OPTION 1 AND OPTION 2."

INSURANCE AMOUNT AT RISK: The Death Benefit less the Certificate Value.

ISSUANCE: The date the Company mails the Certificate if the enrollment form is approved with no changes requiring your consent; otherwise, the date the Company receives your written consent to any changes.

LOAN VALUE: The maximum amount that may be borrowed under the Certificate.

MONTHLY DEDUCTION: Charges deducted monthly from the Certificate Value prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by rider, the monthly Certificate administrative charge, the monthly expense charge, the monthly Separate Account administrative charge and the monthly mortality and expense risk charge.

MONTHLY PROCESSING DATE: The date on which the Monthly Deduction is deducted from Certificate Value.

NET PREMIUM: An amount equal to the premium less any premium expense charge.

OUTSTANDING LOAN: All unpaid Certificate loans plus interest due or accrued on such loans.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Certificate Value will be allocated. If you do not, the Company will allocate the deduction or Certificate Value among the Fixed Account and the Sub-Accounts, in the same proportion that the Certificate Value in the Fixed Account and the Certificate Value in each Sub-Account bear to the total unloaned Certificate Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: A subdivision of the Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Underlying Fund.

SURRENDER CHARGE: There is no surrender charge.

SURRENDER VALUE: The amount payable upon a full surrender of the Certificate. It is the Certificate Value, less any Outstanding Loan.

UNDERLYING FUND ("FUNDS"): The Funds of the Allmerica Investment Trust ("AIT"), the Funds of Deutsche Asset Management VIT Funds, the Portfolios of the Fidelity Variable Insurance Products Fund ("Fidelity VIP") and Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the Funds of Goldman Sachs Variable Insurance Trust, the Portfolio of J.P. Morgan Series Trust II, the Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. ("MSDW Universal Funds or MSDW"), the Portfolio of PIMCO Variable Insurance Trust, the Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"), and the Portfolios of Warburg Pincus Trust, which are available under the Certificates.

UNDERWRITING CLASS: The risk classification that the Company assigns the Insured based on the information in the enrollment form and any other Evidence of Insurability considered by the Company. The Insured's Underwriting Class will affect the cost of insurance charge, the monthly expense charge, and the amount of premium required to keep the Certificate in force.

UNIT: A measure of your interest in a Sub-Account.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Certificate is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The interval between two consecutive Valuation Dates.

WRITTEN REQUEST: A request by the Certificate Owner, in writing, satisfactory to the Company.

YOU OR YOUR: The Certificate Owner, as shown in the enrollment form or the latest change filed with the Company.

                          SUMMARY OF FEES AND CHARGES

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company, to compensate the Company for federal taxes imposed for deferred acquisition cost ("DAC") taxes, and for sales expenses related to the Certificates. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The Federal DAC tax deduction may range from zero up to 2% (up to 4% for certain COLI policies) of premiums, depending on the group to which the Policy is issued The charge for distribution expenses may range from zero to 10%.

For more information, see CHARGES AND DEDUCTIONS -- "Premium Expense Charge."

MONTHLY DEDUCTION FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deductions") will be deducted from the Certificate Value. The Monthly Deduction includes the following charges:

    - The cost of insurance. The amount charged for the cost of insurance will vary with the age and underwriting class of the Insured. See CHARGES AND DEDUCTIONS -- "Monthly Deduction From Certificate Value."

    - Certificate administrative expenses. The charge may be up to $10 monthly, depending on the group to which the Policy is issued.

    - For the first five Certificate years, a monthly expense charge to reimburse the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the Insured's Age and underwriting class for each $1,000 of the Certificate's Base Amount on the Date of Issue. For more information, see APPENDIX D -- MONTHLY EXPENSE CHARGE TABLE.

    - Separate Account administrative expenses. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued.

    - Mortality and expense risks. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account.

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses, the Monthly Expense Charge, the mortality and expense risk charge, and any charge for the cost of additional benefits provided by rider will be deducted. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against Certificate Value in each Sub-Account that generates a charge. In the event that a charge is greater than the value of the Sub-Account to which it relates on a Monthly Processing Date, the unpaid balance will be totaled and the Company will make a Pro-Rata Allocation.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. After the Final Premium Payment Date, a deduction for mortality and expense risk charges will continue to be assessed monthly. No other Monthly Deductions will be made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

TRANSACTION CHARGES

Each of the charges listed below is designed to reimburse the Company for administrative costs incurred in the applicable transaction.

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS

A transaction charge, which is up to the smaller of $25 or 2% of the amount withdrawn, is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. See CHARGES AND
DEDUCTIONS --"Transaction Charge on Partial Withdrawal." The transaction fee applies to all partial withdrawals.

TRANSFER CHARGE

The first twelve transfers of Certificate Value in a Certificate year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. This charge may be increased, but is guaranteed not to exceed $25. See THE CERTIFICATE -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."

OTHER ADMINISTRATIVE CHARGES -- The Company reserves the right to impose a charge (not to exceed $25) for the administrative costs associated with changing the Net Premium allocation instructions, for changes in face amount, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. See CHARGES AND DEDUCTIONS -- "Other Administrative Charges."

OPTIONAL RIDER CHARGES -- ADDITIONAL INSURANCE BENEFITS MAY BE MADE AVAILABLE UNDER CERTAIN OPTIONAL INSURANCE RIDERS FOR AN ADDITIONAL CHARGE. SEE APPENDIX A -- OPTIONAL BENEFITS.

CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Investment Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1999.

                                                                       OTHER EXPENSES           TOTAL
                                         MANAGEMENT FEE                  (AFTER ANY         FUND EXPENSES
                                           (AFTER ANY        12-B-1       WAIVERS/       (AFTER ANY WAIVERS/
UNDERLYING FUND                        VOLUNTARY WAIVERS)     FEES     REIMBURSEMENTS)     REIMBURSEMENTS)
---------------                        ------------------   --------   ---------------   -------------------
MSDW Technology Portfolio............              0.80%      0.00%    0.35%              1.15%(+)
Select Strategic Growth Fund.........              0.85%      0.00%    0.35%              1.20%(1)(2)
Warburg Pincus Small Company Growth
 Portfolio...........................              0.90%      0.00%    0.24%              1.14%
Warburg Pincus Global Post-Venture
 Capital Portfolio...................              1.07%      0.00%    0.33%(6)           1.40%(6)
Select Aggressive Growth Fund........              0.81%*     0.00%    0.06%              0.87%(1)(2)*
Deutsche VIT Small Cap Index.........              0.00%      0.00%    0.45%              0.45%(4)
Select Capital Appreciation Fund.....              0.90%*     0.00%    0.07%              0.97%(1)*
Goldman Sachs VIT CORE Small Cap
 Equity Fund.........................              0.75%      0.00%    0.25%(8)           1.00%
J.P. Morgan Small Company
 Portfolio...........................              0.60%      0.00%    0.55%(5)           1.15%(5)
Select Value Opportunity Fund........              0.90%      0.00%    0.07%              0.97%(1)(2)
Select Emerging Markets Fund.........              1.35%      0.00%    0.57%              1.92%(1)(2)
Select International Equity Fund.....              0.89%      0.00%    0.13%              1.02%(1)(2)
Fidelity VIP Overseas Portfolio......              0.73%      0.00%    0.18%              0.91%(3)
T. Rowe Price International Stock
 Portfolio...........................              1.05%      0.00%    0.00%              1.05%
Fidelity VIP Growth Portfolio........              0.58%      0.00%    0.08%              0.66%(3)
Select Growth Fund...................              0.78%      0.00%    0.05%              0.83%(1)(2)
Goldman Sachs VIT Capital Growth
 Fund................................              0.75%      0.00%    0.25%(8)           1.00%
Core Equity Fund.....................              0.43%      0.00%    0.05%              0.48%(1)(2)
Fidelity VIP II Contrafund
 Portfolio...........................              0.58%      0.00%    0.09%              0.67%(3)
Goldman Sachs VIT CORE Large Cap
 Growth Fund.........................              0.70%      0.00%    0.20%(8)           0.90%
Select Growth and Income Fund........              0.67%      0.00%    0.07%              0.74%(1)(2)
Deutsche VIT Equity 500 Index........              0.00%      0.00%    0.45%              0.45%(4)
Fidelity VIP Equity-Income
 Portfolio...........................              0.48%      0.00%    0.09%              0.57%(3)
Fidelity VIP High Income Portfolio...              0.58%      0.00%    0.11%              0.69%
PIMCO Total Return Bond Portfolio
 II..................................              0.25%      0.15%    0.25%(7)           0.65%
Select Investment Grade Income
 Fund................................              0.43%      0.00%    0.07%              0.50%(1)
Government Bond Fund.................              0.50%      0.00%    0.12%              0.62%(1)
Money Market Fund....................              0.24%      0.00%    0.05%              0.29%(1)

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and Government Bond Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In 1999 the Select Strategic Growth Fund received a reimbursement of $813 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown as the Fund's total operating expenses and expense limitation (both 1.20%).

Until further notice, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 1.01% for Select International Equity Fund, 1.88% for Select Emerging Markets, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.

(3) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds, or Fidelity Management & Research Company on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; and 0.65% for the Fidelity VIP II Contrafund Portfolio.

(4) The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for the Deutsche VIT Small Cap Index and will not exceed 0.30% for the Deutsche VIT Equity 500 Index. Without the reimbursement to the Funds for the year ended 12/31/99, the Management Fee, Other and Total Expenses would have been 0.35%, 0.83%, and 1.18% for the Deutsche VIT Small Cap Index and 0.20%, 0.23%, and 0.43% for the Deutsche VIT Equity 500 Index.

(5) These fees reflect an agreement by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the portfolio, to the extent certain expenses exceed 1.15% of the portfolio's average daily net assets during fiscal year 2000. Had there been no fee waiver and expense reimbursements, Other Expenses and Total Fund Expenses would have been 1.97% and 2.57%, respectively.

(6) The investment adviser of the Warburg Pincus Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.33% and 1.58% for the Warburg Pincus Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 1999.

(7) Other Expenses reflect a 0.25% Administrative Fee and 0.13% representing the Portfolio's organizational expenses as attributed to the class and prorata Trustees' fees.

(8) Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, and other expenses). Without any such limitation or reduction, the Other Expenses would have been 0.42% for the Goldman Sachs VIT CORE Large Cap Growth Fund, 0.96% for the Goldman Sachs VIT CORE Small Cap Equity Fund, and 1.06% for the Goldman Sachs VIT Capital Growth Fund.

(+) Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") has voluntarily agreed to waive its management fees and to reimburse the MSDW Technology Portfolio if processing of such fees would cause the total annual operating expenses of the portfolio to exceed 1.15% of average daily net assets. This fee waiver and reimbursement are voluntary and may be terminated at any time without notice. Without the reimbursement, total fund expenses would have been 12.57% in 1999.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

                        SUMMARY OF CERTIFICATE FEATURES

This Summary is intended to provide only a very brief overview of the more significant aspects of the Certificate. If you are considering the purchase of this product, you should read the remainder of this Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Certificate, together with its attached application, constitutes the entire agreement between you and the Company.

Within limits, you may choose the amount of initial premium desired and the initial Death Benefit. You have the flexibility to vary the frequency and amount of premium payments, subject to certain restrictions and conditions. You may withdraw a portion of the Certificate's Surrender Value, or the Certificate may be fully surrendered at any time, subject to certain limitations.

There is no guaranteed minimum Certificate Value. The value of a Certificate will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the Fixed Account. The Certificate Value will also be adjusted for other factors, including the amount of charges imposed. The Certificate will remain in effect so long as the Certificate Value less any Outstanding Loan is sufficient to pay certain monthly charges imposed in connection with the Certificate. The Certificate Value may decrease to the point where the Certificate will lapse and provide no further death benefit without additional premium payments.

You may choose among three Death Benefit Options. See THE CERTIFICATE -- "Election of Death Benefit Options" and "Guideline Premium Test and Cash Value Accumulation Test." If the Certificate is in effect at the death of the Insured, the Company will pay a Death Benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Death Benefit, less any Outstanding Loan, partial withdrawals, and any due and unpaid charges. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. A Minimum Death Benefit, equivalent to a percentage of the Certificate Value, will apply if greater than the Death Benefit otherwise payable.

In certain circumstances, a Certificate may be considered a "modified endowment contract." Under the Internal Revenue Code ("Code"), any Certificate loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

THE CERTIFICATE

The Certificate allows you, subject to certain limitations, to make premium payments in any amount and frequency. As long as the Certificate remains in force, it will provide for:

    - life insurance coverage on the named Insured;

    - Certificate Value;

    - surrender rights and partial withdrawal rights;

    - loan privileges; and

    - in some cases, additional insurance benefits available by rider.

The Certificates provide Death Benefits, Certificate Values, and other features traditionally associated with life insurance policies. The Certificates are "variable" because, unlike the fixed benefits of ordinary whole life insurance, the Certificate Value will, and under certain circumstances the Death Proceeds may, increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. They are

"flexible premium" Certificates, because, unlike traditional insurance policies, there is no fixed schedule for premium payments. However, you may be required to provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Amount at Risk (the Death Benefit less the Certificate Value). See THE CERTIFICATE -- "Premium Payments." Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause a Certificate to lapse, nor will making the planned premium payments guarantee that a Certificate will remain in force. Thus, you may, but are not required to, pay additional premiums. The Company may limit the maximum payment received in any certificate year, but in no event will the limit be less than the maximum Level Premium shown in the Certificate.

The Certificate will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. See CERTIFICATE TERMINATION AND REINSTATEMENT.

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment under a Certificate at any time. It is the sum of the value of all Units in the Sub-Accounts of the Separate Account and all accumulations in the Fixed Account of the Company credited to the Certificate. The Certificate Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Certificate, interest credited to accumulations in the Fixed Account, investment performance of the Sub-Accounts to which Certificate Value has been allocated, and partial withdrawals. The Certificate Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Separate Account. The Company does not guarantee a minimum Certificate Value.

The Surrender Value will be the Certificate Value, less any Outstanding Loan. The Surrender Value is relevant, for example, in the computation of the amounts available upon partial withdrawals, Certificate loans or surrender.

ALLOCATION OF NET PREMIUMS

Net Premiums are the premiums paid less any premium expense charge. The Certificate, together with its attached enrollment form, constitutes the entire agreement between you and the Company. Net Premiums may be allocated to one or more Sub-Accounts of the Separate Account, to the Fixed Account, or to any combination of accounts. You bear the investment risk of Net Premiums allocated to the Sub-Accounts. Allocations may be made to no more than 20 Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE CERTIFICATE -- "Allocation of Net Premiums."

CERTIFICATE ISSUANCE

At the time of enrollment, the Owner and Insured, if applicable will complete an enrollment form. Upon payment of the initial premium, temporary insurance will be provided. If any premiums are paid prior to the issuance of the Certificate, such premiums will be held in the Fixed Account. If your enrollment form is approved and the Certificate is issued and accepted, the initial premiums held in the Fixed Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Company's Principal Office. IF A CERTIFICATE IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

Premiums allocated to the Fixed Account will earn a fixed rate of interest. Net Premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If your Certificate provides for a full refund of the initial payment under its "Right to Examine Certificate" provision (as may be required in your state), upon issuance all Certificate Value in the Fixed Account that you initially designated to go to the Separate Account will be transferred to the Sub-Account investing in the Money Market Fund of AIT. All Certificate Value will be allocated as you have chosen not later than the expiration of the period during which you may exercise the "Right to Examine Certificate" provision. See THE CERTIFICATE -- "Enrollment Form for a Certificate" and "Free-Look Period."

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, or (b) 10 days after receiving the Certificate (20 or 30 days if required in your state). After an increase in The Face Amount, a right to cancel the increase also applies. When you return the Certificate, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank. If your Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in you state, your refund will be the greater of (a) your entire premium, or (b) the Certificate Value plus deductions under the Certificate, or by the Underlying Funds for taxes, charges or fees.

If your Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid (including fees and charges), minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account." For more information, see THE CERTIFICATE -- "Free-Look Period."

CONVERSION PRIVILEGES

During the first 24 Certificate months after the Date of Issue, subject to certain restrictions, you may convert the Certificate to a flexible premium fixed adjustable life insurance Certificate by simultaneously transferring all accumulated value in the Sub-Accounts to the Fixed Account and instructing the Company to allocate all future premiums to the Fixed Account. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new Certificate will have the same face amount, issue Age, Date of Issue, and risk classifications as the original Certificate. See THE CERTIFICATE -- "Conversion Privileges."

PARTIAL WITHDRAWAL

After the first Certificate year, you may make partial withdrawals in a minimum amount of $500 from the Certificate Value. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000. A transaction charge will be assessed to reimburse the Company for the cost of processing each partial withdrawal. See THE CERTIFICATE -- "Partial Withdrawal" and CHARGES AND DEDUCTIONS -- "Transaction Charge on Partial Withdrawal."

LOAN PRIVILEGE

You may borrow against the Certificate Value. The total amount you may borrow is the Loan Value. The Loan Value is 90% of an amount equal to Certificate Value.

Certificate loans will be allocated among the Fixed Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Certificate Value equal to the Certificate loan will be transferred from the appropriate Sub-Accounts to the Fixed Account, and will earn monthly interest at an effective annual rate of not less than 4%. Therefore, a Certificate loan may have a permanent impact on the Certificate Value even though it is eventually repaid. Although the loan amount is a part of the Certificate Value, the Death Proceeds will be reduced by the amount of any Outstanding Loan at the time of death.

Certificate loans will bear interest at a fixed rate of 4.9%, guaranteed not to be greater than 5.5% per year, due and payable in arrears at the end of each Certificate year. If interest is not paid when due, it will be added to the loan balance. Certificate loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of any Outstanding Loan by you will be allocated to the Fixed Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See CERTIFICATE LOANS.

PREFERRED LOAN OPTION

If approved in your state, a preferred loan option is automatically available under the Certificates. It may be revoked by you upon written request at any time. If this option is available, after the tenth certificate anniversary Certificate Value in the Fixed Account equal to the loan amount will be credited with interest at an effective annual yield of not less than 4%. Preferred loans currently bear interest at a fixed rate of 4% (guaranteed not to be greater than 4.5%).

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Certificate. See FEDERAL TAX CONSIDERATIONS -- "Certificate Loans." Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

CERTIFICATE LAPSE AND REINSTATEMENT

Failure to make premium payments will not cause a Certificate to lapse unless:
(a) the Certificate Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any, or (b) Outstanding Loan exceeds the Certificate Value. A 62-day grace period applies to each situation. Subject to certain conditions (including Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules and the payment of sufficient premium), the Certificate may be reinstated at any time within three years after the expiration of the grace period and prior to the Final Premium Payment Date. See CERTIFICATE TERMINATION AND REINSTATEMENT.

DEATH PROCEEDS

The Certificate provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the Insured. The Death Proceeds under the Certificate may be received in a lump sum or under one of the Payment Options the Company offers. See APPENDIX B -- PAYMENT OPTIONS.

Three Death Benefit Options are available. Under Option 1 and Option 3, the Death Benefit is the greater of the Face Amount or the applicable Minimum Death Benefit. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Certificate Value or the Minimum Death Benefit. The Minimum Death Benefit is equivalent to a percentage (determined each month based on the Insured's Age) of the Certificate Value. See THE CERTIFICATE -- "Election of Death Benefit Options" and "Guideline Premium Test and Cash Value Accumulation Test."

Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Death Benefit, reduced by any Outstanding Loan, partial withdrawals, and any Monthly Deductions due and not yet deducted through the Certificate month in which the Insured dies. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE CERTIFICATE -- "Death Proceeds."

FLEXIBILITY TO ADJUST DEATH BENEFIT

Subject to certain limitations, you may adjust the Death Benefit (and thus the Death Proceeds), at any time prior to the Final Premium Payment Date by increasing or decreasing the Face Amount of the Certificate. Any change in the Face Amount will affect the monthly cost of insurance charges. See THE CERTIFICATE -- "Change in Face Amount."

The minimum increase in the Face Amount will vary by group, but will in no event exceed $10,000. Any increase may also require additional Evidence of Insurability. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges."

You may, depending on the group to which the Policy is issued, have the flexibility to add additional insurance benefits by rider. These may include the Insured Term Rider. See APPENDIX A -- OPTIONAL BENEFITS.

The cost of these optional insurance benefits, if any, will be deducted from the Certificate Value as part of the Monthly Deduction. See CHARGES AND
DEDUCTIONS -- "Monthly Deduction from Certificate Value."

INVESTMENT OPTIONS

The Certificates permit Net Premiums to be allocated either to the Fixed Account or to the Separate Account. The Separate Account consists of 55 Sub-Accounts, of which 29 are available under the Certificates. Currently, the Policyholder may select up to 22 Sub-Accounts (the 12 Sub-Accounts investing in the Underlying Funds of AIT plus up to 10 other Sub-Accounts), and the Certificates Owners may make allocations only to those selected Sub-Accounts over the life of the Policy.

Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following:

    - Allmerica Investment Trust ("AIT") managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS")

    - Deutsche Asset Management VIT Funds managed by Bankers Trust Company

    - Fidelity Variable Insurance Products Fund ("Fidelity VIP") or the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") managed by Fidelity Management & Research Company ("FMR")

    - Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management

    - J.P. Morgan Series Trust II managed by J.P. Morgan Investment Management Inc.

    - Morgan Stanley Dean Witter Universal Funds, Inc. ("MSDW Universal Funds"), managed by MSDW Investment Management.

    - PIMCO Variable Insurance Trust managed by Pacific Investment Management Company ("PIMCO")

    - T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by
      T. Rowe Price International, Inc.

    - Warburg Pincus Trust managed by Credit Suisse Asset Management, LLC ("CSAM").

The value of each Sub-Account will vary daily depending upon the performance of the Underlying Fund in which it invests. The Certificates permit you to transfer Certificate Value among the available Sub-Accounts and between the Sub-Accounts and the Fixed Account, subject to certain limitations described under THE CERTIFICATE -- "Transfer Privilege." In some states, insurance regulations may restrict the availability of particular Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

For more information, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS.

TAX TREATMENT

The Certificate is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on the Certificate Value withdrawn from the Certificate only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Certificate years, however, an "interest-first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction in benefits under the Certificate. Death Proceeds under the Certificate are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Certificate Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Certificates."

The Certificate offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the Certificate at any time during the first seven Certificate years, or within seven years of a material change in the Certificate, exceed the sum of the net level premiums that would have been paid, had the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. If the Certificate is considered a modified endowment contract, all distributions (including Certificate loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. With certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

THIS SUMMARY IS INTENDED TO PROVIDE ONLY A VERY BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CERTIFICATE. THE PROSPECTUS AND THE CERTIFICATE PROVIDE FURTHER DETAIL. THE CERTIFICATE PROVIDES INSURANCE PROTECTION FOR THE NAMED BENEFICIARY. THE CERTIFICATE AND ITS ATTACHED APPLICATION OR ENROLLMENT FORM ARE THE ENTIRE AGREEMENT BETWEEN YOU AND THE COMPANY.

THE PURPOSE OF THE CERTIFICATE IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY. IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE, OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE.

NO CLAIM IS MADE THAT THE CERTIFICATE IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                            AND THE UNDERLYING FUNDS

THE COMPANY

The Company is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office"). Prior to October 1, 1995, the Company was known as SMA Life Assurance Company. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), formerly State Mutual Life Assurance Company of America, 440 Lincoln Street, Worcester, Massachusetts. First Allmerica, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT

The Separate Account was authorized by vote of the Board of Directors of the Company on November 22, 1993. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Separate Account or the Company by the SEC.

The assets used to fund the variable portion of the Certificates are set aside in the Separate Account and are kept separate and apart from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. The Separate Account currently has 55 Sub-Accounts, of which 29 are available under the Certificates. Currently, the Policyholder may select up to 22 Sub-Accounts (the 12 Sub-Accounts investing in the Underlying Funds of AIT plus 10 other Sub-Accounts), and the Certificate Owners may make allocations only to those selected Sub-Accounts over the life of the Policy.

Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio ("Underlying Fund") of the Allmerica Investment Trust, the Deutsche Asset Management VIT Funds, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Goldman Sachs Variable Insurance Trust, the J.P. Morgan Series Trust II, the PIMCO Variable Insurance Trust, T. Rowe Price International Series, Inc., the Morgan Stanley Dean Witter Universal Funds, Inc., or the Warburg Pincus Trust.

THE UNDERLYING FUNDS

Each Underlying Fund pays a management fee to an investment manager or adviser for managing and providing services to the Underlying Fund. However, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waiver/reimbursements see "CHARGES OF THE UNDERLYING FUNDS" under the SUMMARY OF FEES AND CHARGES section. The prospectuses of the Underlying Funds also contain information regarding fees for advisory services and should be read in conjunction with this prospectus.

ALLMERICA INVESTMENT TRUST

Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company. AIT was established as a Massachusetts business trust on October 11, 1984 for the purpose of providing a vehicle for the investment of assets of various separate accounts established by First Allmerica, the Company, or other insurance companies. Twelve investment portfolios ("Funds") of AIT are available under the Certificates, each issuing a series of shares: Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Emerging Markets Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Core Equity Fund, Select Growth and Income Fund, Select Investment Grade Income Fund, Government Bond Fund, and Money Market Fund.

Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which is a wholly-owned subsidiary of Allmerica Financial, serves as overall investment manager of AIT under the terms of a Management Agreement. Subject to Trustee review, AFIMS is responsible for the daily affairs of AIT and the general management of the Funds. AFIMS performs administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS. AIT bears all expenses incurred in its operation, other than the expenses AFIMS assumes under the management agreement.

Under the Management Agreement with AIT, AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or AIT.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank A.G., Deutsche Funds Management, Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited. Bankers Trust Company is the investment advisor for the Deutsche VIT Equity 500 Index and the Deutsche VIT Small Cap Index which are available under the Certificate. Bankers Trust Company is an indirect wholly-owned subsidiary of Deutsche Bank A.G.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachu-setts business trust on November 13, 1981, and is registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Certificates: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.

FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay a monthly management fee to FMR for managing investments and business affairs. Various Fidelity companies perform certain activities required to operate VIP. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Fidelity Variable Insurance Products Fund"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Certificate: Fidelity VIP II Contrafund Portfolio.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is an open-end, management investment company, which was formed under the laws of the state of Delaware on September 16, 1997. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., serves as investment adviser to the Capital Growth Fund, CORE Large Cap Growth Fund, and CORE Small Cap Equity Fund.

J.P. MORGAN SERIES TRUST II

J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies and of qualified pension and retirement plans outside of the separate account context. J.P. Morgan Investment Management Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Morgan Stanley Dean Witter Universal Funds, Inc. ("Morgan Stanley" or "MSDW") is an open-end, management investment company that was organized as a Maryland corporation. Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") is the investment adviser for the Morgan Stanley MSDW Technology Portfolio. The investment portfolio available under the Certificate is the MSDW Technology Portfolio.

PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust (the "Trust"), a Delaware business trust, is a open-end management investment Company established under a Trust Instrument dated October 3, 1997. Pacific Investment Management Company LLC ("PIMCO") is the investment adviser for the PIMCO Variable Insurance Trust that was organized in 1971. PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. One of its investment Portfolios is currently available under the Certificate: PIMCO Total Return Bond Portfolio II.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized in 1994 as a Maryland corporation. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of the largest no-load international mutual fund asset managers, with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Certificates: the T. Rowe Price International Stock Portfolio. An affiliate of Price-Fleming, T. Rowe Price Associates, Inc. serves as Sub-Adviser to the Select Capital Appreciation Fund of AIT.

WARBURG PINCUS TRUST

Warburg Pincus Trust is an open-end, management investment company registered with the SEC that was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC is the investment adviser of the Warburg Pincus Trust. Two of its Portfolios are currently available under this
Certificates: Small Company Growth and Global Post-Venture Capital Portfolio. Abbott Capital Management, LLC serves as sub-investment adviser for the Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.

MSDW TECHNOLOGY PORTFOLIO -- seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expect to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long-term technology trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria. The Portfolio may invest up to 35% of its total assets in securities of foreign companies to participate sufficiently in the global technology market.

SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of small U.S. growth companies.

WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.

SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index, which emphasizes stocks of small U.S. companies.

SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND -- seeks long-term growth of capital. The fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

J.P. MORGAN SMALL COMPANY PORTFOLIO -- seeks to provide high total return from a portfolio of small company stocks.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

GOLDMAN SACHS VIT CAPITAL GROWTH FUND -- seeks long-term growth of capital.

CORE EQUITY FUND -- is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Core Equity Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP II CONTRAFUND PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

GOLDMAN SACHS VIT CORE LARGE CAP GROWTH FUND -- seeks long-term growth of capital. The fund seeks this objective through a broadly diversified portfolio of equity securities of U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

DEUTSCHE VIT EQUITY 500 INDEX -- seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's Composite Stock Price Index (the "S&P Index"), which emphasizes stocks of large U.S. Companies.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. See "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating.

PIMCO TOTAL RETURN BOND PORTFOLIO II -- seeks to maximize total return, consistent with preservation of capital and prudent investment management.

SELECT INVESTMENT GRADE INCOME FUND -- is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

GOVERNMENT BOND FUND -- has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

If required in your state, in the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Certificate Value in that Sub-Account, the Company will transfer it without charge on written request by you to another Sub-Account or to the Fixed Account. The Company must receive your Written Request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer. You may then change your premium and deduction allocation percentages.

                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Certificate Owners with Certificate Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Certificates, the Company reserves the right to do so. Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company will also vote shares held in the Separate Account that it owns and which are not attributable to Certificates in the same proportion.

The number of votes which a Certificate Owner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Certificate Owner's Certificate Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the subclassification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Certificate Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the

Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Certificate Owners.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Certificate interest in a Sub-Account without notice to the Certificate Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other certificates or permit a conversion between certificates upon request by a Certificate Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund, or in shares of another investment company having a specified investment objective.

Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Certificate Owners on a basis to be determined by the Company.

If the Company deems it to be in the best interest of Certificate Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

Shares of the Funds of AIT are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Underlying Funds are also issued to variable annuity and variable life separate accounts of other unaffiliated insurance companies ("mixed and shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life contract owners or variable annuity contract owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Certificate to reflect the substitution or change and will notify Certificate Owners of all such changes.

                                THE CERTIFICATE

The Certificates may be issued either as certificates under a group policy or as individual policies to members of a particular group. The Insured is generally an individual who is an employee or a member of a group. Under a group policy, the owner of the Certificates is generally an employer or a trustee of a trust. However, the Certificates may be owned either by the employer/trustee or by individuals.

The Certificate may be issued with an Insured Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Insured Term Rider than under the Base Amount of insurance coverage.

ENROLLMENT FORM FOR A CERTIFICATE

Upon receipt at its Principal Office of a completed enrollment form from a prospective Certificate Owner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Certificate Owner before a determination of insurability can be made. A Certificate cannot be issued until this underwriting procedure has been completed. The Company reserves the right to reject an enrollment form which does not meet the Company's underwriting guidelines, but in underwriting insurance, the Company shall comply with all applicable federal and state prohibitions concerning unfair discrimination.

At the time of enrollment, the Owner and Insured, if applicable, will generally complete an enrollment form. Upon payment of the initial premium, temporary insurance will be provided. Issuance of the continuing insurance coverage provided under the Certificate is dependent upon completion of the underwriting requirements, payment of sufficient initial premium, and delivery of the Certificate while the Insured is still living.

Pending completion of insurance underwriting and Certificate issuance procedures, any initial premiums will be held in the Fixed Account. If the enrollment form is approved and the Certificate is issued and accepted, the initial premium held in the Fixed Account will be credited with interest not later than the date of receipt of the premium at the Principal Office. IF THE CERTIFICATE IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If your Certificate provides for a full refund of the initial payment under its "Right to Examine Certificate" provision (as may be required in your state), upon issuance all Certificate Value in the Fixed Account that you initially designated to go to the Separate Account will be transferred to the Sub-Account investing in the Money Market Fund of AIT. All Certificate Value will be allocated as you have chosen not later than the expiration of the period during which you may exercise the "Right to Examine Certificate" provision. See "Free Look Period," below.

FREE-LOOK PERIOD

The Certificate provides for an initial Free-Look Period. You may cancel the Certificate by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of (a) 45 days after the enrollment form for the Certificate is signed, (b) 10 days (20 or 30 days if required in your state) after you receive the Certificate.

When you return the Certificate, the Company will mail a refund to you within seven days. The refund of any premium paid by check may be delayed until the check has cleared your bank. If the Certificate provides for a full refund of the initial premium under its "Right-to-Examine Certificate" provision as required in your state, your refund will be the greater of (a) your entire premium, or (b) the Certificate Value plus deductions under the Certificate or by the Underlying Funds for taxes, charges or fees. If the Certificate does not provide for a full refund of the initial premium, you will receive the Certificate Value in the Separate Account, plus premiums paid (including fees and charges), minus the amounts allocated to the Separate Account, plus the fees and charges imposed on amounts in the Separate Account.

After an increase in the Face Amount, a right to cancel the increase also applies. The Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of (a) 45 days after the enrollment form for the increase is signed, or (b) 10 days after you receive the new specifications pages issued for the increase. Upon canceling the increase, you will receive a credit to the Certificate Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount, while the Certificate is in force, you may convert your Certificate without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Certificate Value in the Separate Account to the Fixed Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the Fixed Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Certificate Value in the Separate Account to the Fixed Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the Fixed Account.

Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same face amount, issue age, date of issue, and risk classification as the original Certificate.

PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through an authorized agent of the Company. All premium payments after the initial premium payment are credited to the Separate Account or Fixed Account as of date of receipt at the Principal Office.

You may establish a schedule of planned premiums that will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Certificate to lapse. You may also make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below. Therefore, unlike conventional insurance policies, a Certificate does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule.

You may also elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted from your checking account each month, generally on the Monthly Processing Date, and applied as a premium under the Certificate. The minimum payment permitted under MAP is $400.

Premiums are not limited as to frequency and number. However, you may be required to provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Amount at Risk (the Death Benefit less the Certificate Value). If evidence of insurability is required, the Company will return the payment to you and if your payment exceeds our maximum limit (defined below) the Company may not accept any additional payments which would increase the Insurance Amount at Risk and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Amount at Risk for 60 days (but not later than the Final Payment Date) following the date of such notification by the Company.

No premium payment may be less than $400 without the Company's consent. Moreover, premium payments must be sufficient to cover the next Monthly Deduction plus loan interest accrued, or the Certificate may lapse. See CERTIFICATE TERMINATION AND REINSTATEMENT.

The Company may limit the maximum payment received in any certificate year but in no event will the limit be less than the maximum premium shown in the Certificate. In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Certificate. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Death Benefit Option.

If a premium is paid which would result in total premiums exceeding the current maximum premium limitations under Federal tax laws, the Company may only accept that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Certificate during a Certificate year. See CERTIFICATE TERMINATION AND REINSTATEMENT.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less any premium expense charge. In the enrollment form for the Certificate, you indicate the initial allocation of Net Premiums among the Fixed Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Certificate Value in more than twenty Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. If allocation changes by telephone are elected by the Certificate Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone.

An allocation change will be effective as of the date of receipt of the notice at the Principal Office. No charge is currently imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.

The Certificate Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Certificate Owners should periodically review their allocations of premiums and Certificate Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Certificate Value among the Sub-Accounts or between a Sub-Account and the Fixed Account. However, the Certificate Value held in the

Fixed Account to secure a Certificate loan may not be transferred. The Company may at any time revoke, modify, or limit the transfer privilege.

All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Certificate Value in the Accounts next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in THE CERTIFICATE -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.

Transfers to and from the Fixed Account are currently permitted only if:

(a) There has been at least a ninety (90) day period since the last transfer from the Fixed Account; and

(b) The amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Certificate.

The first twelve transfers in a Certificate year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Certificate year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Certificate loan or material change in investment policy will not count towards the twelve free transfers.

DOLLAR COST AVERAGING AND AUTOMATIC REBALANCING OPTIONS

You may have automatic transfers of at least $100 each made on a periodic basis
(a) from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of AIT to one or more of the other Sub-Accounts ("Dollar Cost Averaging Option"), or (b) to automatically reallocate Certificate Value among the Sub-Accounts ("Automatic Rebalancing Option"). Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. However, if the 15th is not a business day or is the Monthly Processing Date, the automatic transfer will be processed on the next business day. The Dollar Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITATIONS

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the Fixed Account, and (4) the maximum amount that may be transferred each time from the Fixed Account.

The Certificates are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, or frequent transfers. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right to refuse transfers or to take other action to prevent or limit the use of such activities.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to cash value for a Certificate to qualify as life insurance. Under current federal tax law, either the Guideline Premium test or the Cash Value

Accumulation test can be used to determine if the Certificate complies with the definition of "life insurance" in Section 7702 of the Code. At the time of application, the Employer may elect either of the tests.

The Guideline Premium test limits the amount of premiums payable under a Certificate to a certain amount for an insured of a particular age and sex. Under the Guideline Premium test, the Certificate Owner may choose between Death Benefit Option 1 and Option 2, as described below. After issuance of the Certificate, the Certificate Owner may change the selection from Option 1 to Option 2 or vice versa.

The Cash Value Accumulation test requires that the Death Benefit must be sufficient so that the Certificate Value, as defined in Section 7702, does not at any time exceed the net single premium required to fund the future benefits under the Certificate. In the event the maximum premium limit applies, we reserve the right to obtain evidence of insurability which is satisfactory to us as a condition to accepting excess premium. IF THE CASH VALUE ACCUMULATION TEST IS CHOSEN BY THE EMPLOYER, ONLY DEATH BENEFIT OPTION 3 WILL APPLY. DEATH BENEFITS OPTION 1 AND OPTION 2 ARE NOT AVAILABLE UNDER THE CASH VALUE ACCUMULATION TEST.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST

There are two main differences between the Guideline Premium test and the Cash Value Accumulation test. First, the Guideline Premium test limits the amount of premium that may be paid into a Certificate, while no such limits apply under the Cash Value Accumulation test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Certificate Value are different. Required increases in the Guideline Minimum Death Benefit due to growth in Certificate Value will generally be greater under the Cash Value Accumulation test than under the Guideline Premium test. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING A DEATH BENEFIT ELECTION.

OPTION 1 -- LEVEL DEATH BENEFIT

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in the table below. Under Option 1, the Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount, in which case the Death Benefit will vary as the Certificate Value varies. Option 1 will offer the best opportunity for the Certificate Value under a Certificate to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

OPTION 2 -- ADJUSTABLE DEATH BENEFIT

Under Option 2, the Death Benefit is equal to the greater of the Face Amount plus the Certificate Value or the Guideline Minimum Death Benefit, as set forth in the table below. The Death Benefit will, therefore, vary as the Certificate Value changes, but will never be less than the Face Amount. Option 2 will offer the best opportunity for the Certificate Owner who would like to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount.

OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST

Under Option 3, the Death Benefit will equal the Face Amount, unless the Certificate Value, multiplied by the applicable Option 3 Death Benefit Factor, results in a higher Death Benefit. A complete list of Option 3 Death Benefit Factors is set forth in the Certificate. The applicable Death Benefit Factor depends upon the sex, risk classification, and then-attained age of the Insured. The Death Benefit Factor decreases slightly from year to year as the attained age of the Insured increases. Option 3 will offer the best opportunity for the Certificate Owner who is looking for an increasing death benefit in later Certificate years and/or would like to fund the Certificate at the "seven-pay" limit for the full seven years. When the Certificate Value multiplied by the applicable Death Benefit Factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Certificate Value, and will decrease whenever there is a decrease in the Certificate Value, but will never go below the Face Amount.

DEATH PROCEEDS

As long as the Certificate remains in force (see CERTIFICATE TERMINATION AND REINSTATEMENT), the Company will, upon due proof of the Insured's death, pay the Death Proceeds of the Certificate to the named Beneficiary. The Company will normally pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in a lump sum or under one or more of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS.

The Death Proceeds payable depend on the current Face Amount and the Death Benefit Option that is in effect on the date of death. Prior to the Final Premium Payment Date, the Death Proceeds are: (a) the Death Benefit provided under Option 1, Option 2, or Option 3, whichever is in effect on the date of death; minus (b) any Outstanding Loan, any partial withdrawals, and any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Certificate. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and date of death for Options 1 and 3.

MORE INFORMATION ABOUT DEATH BENEFIT OPTIONS 1 AND 2

If the Guideline Premium Test is chosen by the Employer, the Certificate Owner may choose between Death Benefit Option 1 or Option 2. The Certificate Owner may designate the desired Death Benefit Option in the enrollment form, and may change the option once per Certificate year by Written Request. There is no charge for a change in option.

GUIDELINE MINIMUM DEATH BENEFIT UNDER OPTION 1 AND OPTION 2

The Guideline Minimum Death Benefit under Option 1 or Option 2 is equal to a percentage of the Certificate Value as set forth below. The Guideline Minimum Death Benefit is determined in accordance with the Code regulations to ensure that the Certificate qualifies as a life insurance contract and that the insurance proceeds may be excluded from the gross income of the Beneficiary.

                     GUIDELINE MINIMUM DEATH BENEFIT TABLE
                            (Option 1 and Option 2)

Age of Insured                                             Percentage of
on Date of Death                                         Certificate Value
----------------                                         -----------------
40 and under...........................................        250%
45.....................................................        215%
50.....................................................        185%
55.....................................................        150%
60.....................................................        130%
65.....................................................        120%
70.....................................................        115%
75.....................................................        105%
80.....................................................        105%
85.....................................................        105%
90.....................................................        105%
95 and above...........................................        100%

For the Ages not listed, the progression between the listed Ages is linear.

For any Face Amount, the amount of the Death Benefit and thus the Death Proceeds will be greater under Option 2 than under Option 1, since the Certificate Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Certificate Value will accumulate will be slower, under Option 2 than under Option 1. See CHARGES AND
DEDUCTIONS -- "Monthly Deduction from Certificate Value." If you desire to have premium payments and investment performance reflected in the amount of the Death Benefit, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Certificate Value, you should select Option 1.

CHANGE IN DEATH BENEFIT OPTION

Generally, if Death Benefit Option 1 or Option 2 is in effect, the Death Benefit Option in effect may be changed once each Certificate year by sending a Written Request for change to the Principal Office. The effective date of any such change will be the Monthly Processing Date on or following the date of receipt of the request. No charges will be imposed on changes in Death Benefit Options. IF OPTION 3 IS IN EFFECT, YOU MAY NOT CHANGE TO EITHER OPTION 1 OR OPTION 2.

If the Death Benefit Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Death Benefit which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Certificate Value on the date of the change). The amount of the Death Benefit will not be altered at the time of the change. However, the change in option will affect the determination of the Death Benefit from that point on, since the Certificate Value will no longer be added to the Face Amount in determining the Death Benefit. The Death Benefit will equal the new Face Amount (or, if higher, the Guideline Minimum Death Benefit). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Certificate Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Death Benefit Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and, therefore, the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

If the Death Benefit Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Death Benefit less the Certificate Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $10,000. A change from Option 1 to Option 2 will not alter the amount of the Death Benefit at the time of the change, but will affect the determination of the Death Benefit from that point on. Because the Certificate Value will be added to the new specified Face Amount, the Death Benefit will vary with the Certificate Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Death Benefit is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Death Benefit Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

A change in Death Benefit Option may result in total premiums paid exceeding the then current maximum premium limitation determined by Internal Revenue Service Rules. In such event, the Company will pay the excess to the Certificate Owner. See THE CERTIFICATE -- "Premium Payments."

CHANGE IN FACE AMOUNT

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Certificate at any time by submitting a Written Request to the Company. If the Insured Term Rider is in effect, any increase will be under the Insured Term Rider. Any increase or decrease in the specified Face Amount requested by you will generally become effective on the Monthly Processing Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured may also be required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than an amount determined by the Company. This amount varies by group but in no event will this amount exceed $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Certificate Value is less than the sum of three Monthly Deductions. The effective date of the increase will generally be the first Monthly Processing Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount will generally affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Underwriting Classes (if more than one Underwriting Class applies), both of which may affect the monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase cancelled and the charges which would not have been deducted but for the increase will be credited to the Certificate, and (2) during the first 24 months following the increase, to transfer any or all Certificate Value to the Fixed Account free of charge. See THE CERTIFICATE -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES

The minimum amount for a decrease in the Face Amount is $10,000. By current Company practice, the Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Certificate would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Certificate Value may be returned to the Certificate Owner (at your election) to the extent necessary to meet the requirements. A return of Certificate Value may result in tax liability to you. A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Underwriting Classes, both of which may affect a Certificate Owner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases successively; and (c) the initial Base Amount.

CERTIFICATE VALUE AND SURRENDER VALUE

The Certificate Value is the total amount available for investment and is equal to the sum of the accumulation in the Fixed Account and the value of the Units in the Sub-Accounts. The Certificate Value is used in determining the Surrender Value (the Certificate Value less any Outstanding Loan). See THE CERTIFICATE -- "Surrender." There is no guaranteed minimum Certificate Value. Because Certificate Value on any date depends upon a number of variables, it cannot be predetermined.

Certificate Value and Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the Fixed Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Certificate.

CALCULATION OF CERTIFICATE VALUE

The Certificate Value is determined on the Date of Issue and on each Valuation Date. On the Date of Issue, the Certificate Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the Fixed Account (before being transferred to the Separate Account; see THE CERTIFICATE -- "Enrollment Form for a Certificate") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Certificate Value will be:

(1) the sum of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of a Unit in that Sub-Account on that date by the number of such Units allocated to the Certificate; PLUS

(2) the value in the Fixed Account (including any amounts transferred to the Fixed Account with respect to a loan).

Thus, the Certificate Value is determined by multiplying the number of Units in each Sub-Account by their value on the particular Valuation Date, adding the products, and adding accumulations in the Fixed Account, if any.

THE UNIT

You allocate the Net Premiums among the Sub-Accounts. Allocations to the Sub-Accounts are credited to the Certificate in the form of Units. Units are credited separately for each Sub-Account.

The number of Units of each Sub-Account credited to the Certificate is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Unit as of the Valuation Date the payment is received at the Principal Office. The number of Units will remain fixed unless changed by a subsequent split of Unit value, transfer, partial withdrawal or surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Units equal in value to the amount deducted.

The dollar value of a Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of a Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of a Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b), where

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any; and

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period.

The net investment factor may be greater or less than one. Therefore, the value of a Unit may increase or decrease. You bear the investment risk. Subject to applicable state and federal laws, the Company reserves the right to change the methodology used to determine the net investment factor.

Allocations to the Fixed Account are not converted into Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE FIXED ACCOUNT.

PAYMENT OPTIONS

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the payment options then offered by the Company. These payment options are also available at the Final Premium Payment Date and if the Certificate is surrendered. If no election is made, the Company will pay the Death Proceeds in a single sum. See APPENDIX B -- PAYMENT OPTIONS.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Certificate by rider. The cost, if any, of optional insurance benefits added by rider will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Certificate Value."

SURRENDER

You may at any time surrender the Certificate and receive its Surrender Value. The Surrender Value is the Certificate Value, less any Outstanding Loan. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Certificate are received at the Principal Office.

The proceeds on surrender may be paid in a lump sum or under one of the payment options the Company offers. See APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

For important tax considerations that may result from surrender see FEDERAL TAX CONSIDERATIONS.

PARTIAL WITHDRAWAL

Any time after the first Certificate year, you may withdraw a portion of the Surrender Value of the Certificate, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the Fixed Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A partial withdrawal from a Sub-Account will result in the cancellation of the number of Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the partial withdrawal transaction charge as described under CHARGES AND DEDUCTIONS -- "Transaction Charge on Partial Withdrawal." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments." For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted to compensate the Company for providing the insurance benefits set forth in the Certificate and any additional benefits added by rider, providing servicing, incurring distribution expenses, and assuming certain risks in connection with the Certificates. Certain of the charges described below may be reduced for Certificates issued in connection with a specific group under a non-qualified benefit plan. Charges and deductions may vary based on criteria, for example, such as the purpose for which the Certificates are purchased, the size of the benefit plan and the expected number of participants, the underwriting characteristics of the group, the levels and types of administrative services provided to the benefit plan and participants, total assets under management, nature of relationship among individual insureds, the expected persistency of individual policies and anticipated aggregate premium payments. From time to time the

Company may modify both the amounts and criteria for reductions, which will not be unfairly discriminatory against any person.

The Certificate may be issued with an Insured Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Insured Term Rider than under the Base Amount of insurance coverage. The current cost of insurance charges for the insurance coverage provided by the Insured Term Rider are equal to or lower than for the insurance coverage provided by the Base Amount. In addition, the Monthly Expense Charge does not apply to insurance coverage provided by the Insured Term Rider.

Upon full surrender of a group Policy within the first three Policy years, in certain situations the Company will, upon written request, refund a percentage of the portion of the previously paid Premium Expense Charge that exceeded our local, state and federal tax expenses. The following conditions apply:

    - The original owner of the Policy and Certificates thereunder is a corporation, a corporate grantor trust, or an individual or trust under a corporate sponsored collateral assignment split dollar agreement, and the ownership has not been changed;

    - The request to surrender the Policy and all Certificates thereunder must be received prior to the end of the third Policy year; and

    - The Policy and Certificates have not been exchanged to another carrier.

PREMIUM EXPENSE CHARGE

A charge may be deducted from each premium payment for state and local premium taxes paid by the Company, to compensate the Company for federal taxes imposed under Section 848 of the Code for deferred acquisition cost, and for distribution expenses related to the Certificates. Upon request, the Company may permit all or part of the Premium Expense Charge to be deducted as part of the monthly deduction.

STATE PREMIUM TAXES. State premium taxes generally range from 0.75% to 5%, while local premium taxes (if any) vary by jurisdiction within a state. The Company guarantees that the charge for premium taxes will not exceed 10%. The premium tax charge may change when either the applicable jurisdiction changes or the tax rate within the applicable jurisdiction changes. The Company should be notified of any change in address of the Insured as soon as possible.

DAC TAX. Section 848 of the Code requires insurance companies to capitalize certain specified policy acquisition costs and defer their deduction in determining the insurer's tax liability. This is known as the "DAC tax." The Company deducts a charge for the DAC tax that may range from zero up to 2% (up to 4% for certain corporate or trust-owned policies described below) of premiums, depending on the group to which the Policy is issued.

Over time, the Company will realize an economic benefit from the tax deductions it receives as the capitalized policy acquisition costs are amortized. If Certificates are issued under a corporate or trust-owned life insurance policy ("COLI Policy"), at the request of the Policyholder the Company may "pass through" this economic benefit to the Policyholder. Under the pass through, the DAC tax will be higher (up to 4%) than it would be without the pass through (up to 2%). The DAC tax is charged on each premium payment and each DAC tax "load" is tracked separately. Over a period (currently 11 years) that reflects the amortization provisions of Section 848 of the Code, on each Certificate anniversary the Company will refund a portion of each DAC tax load. The amount of the refund is a percentage of each load, based on the number of Certificate anniversaries after the respective premium payment was made. If a Certificate is surrendered or if the Insured dies, any remaining load will be refunded to the Policyholder.

DISTRIBUTION EXPENSES. The charge for distribution expenses may range from zero to 10%. The distribution charge may vary, depending upon such factors, for example, as the type of the benefit plan, average number of participants, average Face Amount of the Certificates, anticipated average annual premiums, and the actual distribution expenses incurred by the Company.

MONTHLY DEDUCTION FROM CERTIFICATE VALUE

On the Date of Issue and each Monthly Processing Date thereafter prior to the Final Premium Payment Date, certain charges ("Monthly Deductions") will be deducted from the Certificate Value. The Monthly Deduction may include charges for the following:

    - The cost of insurance. The cost of insurance rates will vary with the age and underwriting class of the Insured.

    - Certificate administrative expenses. The charge may be up to $10 monthly, depending on the group to which the Policy is issued.

    - For the first five Certificate years, a Monthly Expense Charge to reimburse the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the Insured's Age and underwriting class for each $1,000 of the Certificate's Base Amount on the Date of Issue. For more information, see APPENDIX D -- MONTHLY EXPENSE CHARGE TABLE.

    - Separate Account administrative expenses. The Separate Account administrative charge may continue for up to 10 Certificate years and may be up to 0.25% of Certificate Value in each Sub-Account, depending on the group to which the Policy was issued.

    - Mortality and expense risks. The mortality and expense risk charge may be up to 0.90% of Certificate Value in each Sub-Account.

You may specify from which Sub-Account the cost of insurance charge, the charge for Certificate administrative expenses, the monthly expense charge, the mortality and expense risk charge, and the charge, if any, for the cost of additional benefits provided by rider will be deducted. If no allocation is specified, the Company will make a Pro-Rata Allocation.

The Separate Account administrative charge and the mortality and expense risk charge are assessed against each Sub-Account that generates a charge based on the prior month's sub-account value. In the event that a charge is greater than the value of the Sub-Account to which it relates on a Monthly Processing Date, the Company will make a Pro-Rata Allocation of the unpaid balance.

Monthly Deductions are made on the Date of Issue and on each Monthly Processing Date until the Final Premium Payment Date. After the Final Premium Payment Date, a deduction for mortality and expense risk charges will continue to be assessed monthly. No other Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Base Amount and Insured Term Rider, if any, and for each subsequent increase in the Base Amount and Insured Term Rider. Because the cost of insurance depends upon a number of variables, it can vary from month to month and from group to group. Generally, the current cost of insurance for the Base Amount will be higher than the cost of insurance under an Insured Term Rider.

COST OF INSURANCE RATES. The Certificates are sold to eligible individuals who are members of a non-qualified benefit plan having a minimum, depending on the group, of five or more members. A portion of the initial Face Amount may be issued on a fully underwritten, guaranteed or simplified underwriting basis, and may vary based on characteristics within a group. The determination of the Underwriting Class for the guaranteed or simplified issue portion will, in part, be based on: the type of group; the purpose for which the Certificates are purchased; the number of persons eligible to participate in the plan; expected percentage of eligible persons participating in the plan; aggregate premiums paid; and the amount of guaranteed or simplified underwriting insurance to be issued.

Cost of insurance rates are based on an appropriate rate table, Age and Underwriting Class of the Insured at the Date of Issue, the effective date of an increase or date of rider, as applicable. The cost of insurance rates are determined at the beginning of each Certificate year for the initial Base Amount of insurance coverage and the initial amount of the Insured Term Rider, if any. The cost of insurance rates for an increase in the initial Base Amount or the initial amount of the Insured Term Rider, if any, are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. Generally, the cost of insurance rates for insurance coverage under the Base Amount are higher than for insurance coverage under the Insured Term Rider.

The actual monthly cost of insurance rates will be based on the Company's expectations as to future expenses and mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables (Age Last Birthday) (Male, Female or Unisex Table B, Smoker, Non-smoker or Uni-smoker) and the Insured's Age. The tables used for this purpose may set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons in the group of the same insuring Age and Underwriting Class whose Certificates have been in force for the same length of time.

The Underwriting Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into the following Underwriting Classes: preferred, standard, substandard, guaranteed issue and simplified issue, each with separate ratings for the Base Amount and for the Insured Term Rider. In an otherwise identical Certificate, an Insured in the preferred Underwriting Class will generally have a lower cost of insurance than an Insured in a standard Underwriting Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Underwriting Class with a higher mortality risk. The Underwriting Classes may be divided into two categories or aggregated: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Underwriting Class. Any Insured with an Age at issuance under 18 will be classified initially as regular, unless substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rates are determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Underwriting Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Underwriting Class previously applicable. On the other hand, if the Insured's Underwriting Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

GROUP EXPERIENCE RATING. If Certificates are issued under a corporate or trust-owned life insurance policy ("COLI Policy") covering at least 500 Insureds, at the request of the Policyholder the COLI Policy may be issued on the basis of group experience rating. The Company will establish a target for the mortality reserve that is equal to a percentage of the current year's cost of insurance charges. If the group has favorable mortality experience (actual claims are less than expected), the mortality reserve may eventually exceed the target reserve. At the end of any experience period, if the mortality reserve exceeds the target reserve, at the

Policyholder's request, an experience credit will be paid to the Policyholder from the mortality reserve. At the end of each experience period, the cost of insurance charges for the group may be adjusted prospectively (for the next experience period), but will never exceed the guaranteed cost of insurance charges.

If the number of Insureds under the COLI Policy falls below 100, the experience rating of the group will cease. Any positive reserve will be distributed to the Policyholder over an 18-month period in order to cover any incurred but not yet reported claims.

MONTHLY CERTIFICATE ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly Certificate administrative charge of up to $10 per month, depending on the group to which the Policy was issued, will be deducted from the Certificate Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Certificate, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Certificate. These expenses include the cost of processing enrollment forms, conducting medical examinations, determining insurability and the Insured's Underwriting Class, and establishing Certificate records. The Company does not expect to derive a profit from these charges.

MONTHLY EXPENSE CHARGE

The Monthly Expense Charge may be charged on the monthly processing date for the first five years after issuance of the Certificate. This charge will be used to reimburse the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies based on age, and the Insured's Underwriting class (Smoker/Non-Smoker) for each $1,000 of the Certificate's Base Amount. The maximum rate per $1000 of Base Amount, considering all possible combinations of Ages and Underwriting Classes, is $0.2175 for an Insured who Age 65 and a smoker. For more information, see APPENDIX D -- MONTHLY EXPENSE CHARGE TABLE.

MONTHLY SEPARATE ACCOUNT ADMINISTRATIVE CHARGE

The Company can make an administrative charge on an annual basis of up to 0.25% of the Certificate Value in each Sub-Account. The duration of this charge can be for up to 10 years. This charge is designed to reimburse the Company for the costs of administering the Separate Account and Sub-Accounts. The charge is not expected to be a source of profit. The administrative expenses assumed by the Company in connection with the Separate Account and Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

MONTHLY MORTALITY AND EXPENSE RISK CHARGE

The Company can make a mortality and expense risk charge on an annual basis of up to 0.90% of the Certificate Value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Certificates. The total charges may be different between groups and increased or decreased within a group, subject to compliance with applicable state and federal requirements, but may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will, therefore, pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Certificates will exceed the amounts realized from the administrative charges provided in the Certificates. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge that is applicable to each.

CHARGES REFLECTED IN THE ASSETS OF THE SEPARATE ACCOUNT

Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and Statements of Additional Information of the Underlying Funds contain additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Certificate Value in the Sub-Accounts.

TRANSACTION CHARGE ON PARTIAL WITHDRAWAL

After the first Certificate year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1 or Option 3, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000. A transaction charge which is the smaller of $25 or 2% of the amount withdrawn, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals.

TRANSFER CHARGES

The first twelve transfers in a Certificate year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it will never exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Certificate year. See THE
CERTIFICATE --"Transfer Privilege."

You may have automatic transfers of at least $100 made on a periodic basis, every 1, 2 or 3 months (a) from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of AIT, respectively, to one or more of the other Sub-Accounts, or (b) to reallocate Certificate Value among the Sub-Accounts. The first automatic transfer counts as one transfer towards the twelve free transfers allowed in each Certificate year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege, or reallocate Certificate Value within 20 days of the Date of Issue of the Certificate, any resulting transfer of Certificate Value from the Sub-Accounts to the Fixed Account will be free of charge, and in addition to the twelve free transfers in a Certificate year. See THE CERTIFICATE -- "Conversion Privileges" and CERTIFICATE LOANS.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge (not to exceed $25) for the administrative costs incurred for changing the Net Premium allocation instructions, for changing face amount, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

                               CERTIFICATE LOANS

Loans may be obtained by request to the Company on the sole security of the Certificate. The total amount which may be borrowed is the Loan Value. The Loan Value is 90% of an amount equal to Certificate Value. There is no minimum limit on the amount of the loan. The loan amount will normally be paid within seven days after the Company receives the loan request at its Principal Office, but the Company may delay payments under certain circumstances. See OTHER CERTIFICATE PROVISIONS -- "Postponement of Payments."

A Certificate loan may be allocated among the Fixed Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. Certificate Value in each Sub-Account equal to the Certificate loan allocated to such Sub-Account will be transferred to the Fixed Account, and the number of Units equal to the Certificate Value so transferred will be cancelled. This will reduce the Certificate Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN INTEREST CHARGED

As long as the Certificate is in force, Certificate Value in the Fixed Account equal to the loan amount will be credited with interest at an effective annual yield of at least 4.00% per year. The current credited rate is 4.0%. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH CERTIFICATE VALUE.

Interest accrues daily, and is payable in arrears at the annual rate of 4.9%, guaranteed not to be greater than 5.5%. Interest is due and payable at the end of each Certificate year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and bear interest at the same rate. After the due and unpaid interest is added to the loan amount, if the new loan amount exceeds the Certificate Value in the Fixed Account, the Company will transfer Certificate Value equal to that excess loan amount from the Certificate Value in each Sub-Account to the Fixed Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Certificate Value in each Sub-Account bears to the total Certificate Value in all Sub-Accounts.

PREFERRED LOAN OPTION

A preferred loan option is automatically included under the Certificate if approved in the state. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been included, after the tenth Certificate anniversary Certificate Value in the Fixed Account equal to the loan amount will be credited with interest at an effective annual yield of at least 4.0%. Certificate loans will bear interest at a fixed rate of 4.0%, guaranteed not to be greater than 4.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable withdrawal from the Certificate. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

REPAYMENT OF OUTSTANDING LOAN

Loans may be repaid at any time prior to the lapse of the Certificate. Upon repayment of any Outstanding Loan, the portion of the Certificate Value that is in the Fixed Account securing the Outstanding Loan repaid will be allocated to the various Accounts and increase the Certificate Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Certificate Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed Certificate Value previously transferred from the Separate Account to secure the Outstanding Loan.

If an Outstanding Loan exceeds the Certificate Value, the Certificate will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Certificate will terminate with no value. See CERTIFICATE TERMINATION AND REINSTATEMENT.

EFFECT OF CERTIFICATE LOANS

Although Certificate loans may be repaid at any time prior to the lapse of the Certificate, Certificate loans will permanently affect the Certificate Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Accounts is less than or greater than the interest credited to the Certificate Value in the Fixed Account attributable to the loan.

Moreover, outstanding Certificate loans and the accrued interest will be deducted from the proceeds payable upon surrender or the death of the Insured.

                   CERTIFICATE TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Certificate to lapse unless:

    - the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

    - if an Outstanding Loan exceeds the Certificate Value.

If one of these situations occurs, the Certificate will be in default. You will then have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

Failure to make a sufficient payment within the grace period will result in termination of the Certificate. If the Insured dies during the grace period, the Death Proceeds will still be payable, but any Monthly Deductions due and unpaid through the Certificate month in which the Insured dies and any other overdue charges will be deducted from the Death Proceeds.

REINSTATEMENT

If the Certificate has not been surrendered and the Insured is alive, the terminated Certificate may be reinstated anytime within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Processing Date following the date you submit the following to the Company:

    - a written enrollment form for reinstatement,

    - Evidence of Insurability; and

    - a premium that, after the deduction of the premium expense charge, is large enough to cover the Monthly Deductions for the three-month period beginning on the date of reinstatement.

CERTIFICATE VALUE ON REINSTATEMENT

The Certificate Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Certificate increased by interest from the date the payment was received at the Principal Office; plus

    - an amount equal to the Certificate Value less any Outstanding Loan on the date of default; minus

    - the Monthly Deduction due on the date of reinstatement. You may reinstate any Outstanding Loan outstanding on the date of default or foreclosure.

                          OTHER CERTIFICATE PROVISIONS

The following Certificate provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

CERTIFICATE OWNER

The Certificate Owner is named in the enrollment form or as subsequently changed. The Certificate Owner is generally entitled to exercise all rights under the Certificate while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured may be required when the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Certificate, the Beneficiary has no rights in the Certificate before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Certificate Owner (or the Certificate Owner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionately.

ASSIGNMENT

The Certificate Owner may assign a Certificate as collateral or make an absolute assignment of the Certificate. All rights under the Certificate will be transferred to the extent of the assignee's interest. The Consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Certificate. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

INCONTESTABILITY

The Company will not contest the validity of a Certificate after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any rider or any increase in the Face Amount after such rider or increase has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Certificate, without interest, less any Outstanding Loan and less any partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Death Benefit, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE

If the Insured's Age as stated in the enrollment form for the Certificate is not correct, benefits under the Certificate will be adjusted to reflect the correct Age, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Death Benefit be reduced to less than the Minimum Death Benefit.

POSTPONEMENT OF PAYMENTS

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Certificate loan and transfers may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Certificate of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the Fixed Account upon surrender, partial withdrawal, or death of the Insured, as well as payments of Certificate loans and transfers from the Fixed Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Bruce C. Anderson                     Director (since 1996), Vice President (since 1984)
  Director                            and Assistant Secretary (since 1992) of First
                                      Allmerica

Warren E. Barnes
  Vice President and Corporate        Vice President (since 1996) and Corporate Controller
  Controller                          (since 1998) of First Allmerica

Mark R. Colborn                       Director (since 2000) and Vice President (since 1992)
  Director and Vice President         of First Allmerica

Charles F. Cronin                     Secretary and Counsel (since 2000) of First
  Secretary and Counsel               Allmerica; Counsel (since 1996) of First Allmerica;
                                      Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                      Director, Vice President and General Counsel of First
  Director, Vice President and        Allmerica (since 2000); Vice President (1999) of
  General Counsel                     Promos Hotel Corporation; Vice President & Deputy
                                      General Counsel (1998-1999) of Legg Mason, Inc.; Vice
                                      President and Deputy General Counsel (1995-1998) of
                                      USF&G Corporation.

John P. Kavanaugh                     Director and Chief Investment Officer (since 1996)
  Director, Vice President and Chief  and Vice President (since 1991) of First Allmerica;
  Investment Officer                  Vice President (since 1998) of Allmerica Financial
                                      Investment Management Services, Inc.; and President
                                      (since 1995) and Director (since 1996) of Allmerica
                                      Asset Management, Inc.

J. Barry May                          Director (since 1996) of First Allmerica; Director
  Director                            and President (since 1996) of The Hanover Insurance
                                      Company; and Vice President (1993 to 1996) of The
                                      Hanover Insurance Company

Mark C. McGivney                      Vice President (since 1997) and Treasurer (since
  Vice President and Treasurer        2000) of First Allmerica; Associate, Investment
                                      Banking (1996-1997) of Merrill Lynch & Co.;
                                      Associate, Investment Banking (1995) of Salomon
                                      Brothers, Inc.; Treasurer (since 2000) of Allmerica
                                      Investments, Inc., Allmerica Asset Management, Inc.
                                      and Allmerica Financial Investment Management
                                      Services, Inc.

John F. O'Brien                       Director, President and Chief Executive Officer
  Director and Chairman of the Board  (since 1989) of First Allmerica

Edward J. Parry, III                  Director and Chief Financial Officer (since 1996),
  Director, Vice President Chief      Vice President (since 1993), and Treasurer
  Financial Officer                   (1993-2000) of First Allmerica

Richard M. Reilly                     Director (since 1996) and Vice President (since 1990)
  Director, President and Chief       of First Allmerica; President (since 1995) of
  Executive Officer                   Allmerica Financial Life Insurance and Annuity
                                      Company; Director (since 1990) of Allmerica
                                      Investments, Inc.; and Director and President (since
                                      1998) of Allmerica Financial Investment Management
                                      Services, Inc.

NAME AND POSITION WITH COMPANY           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------           ----------------------------------------------
Robert P. Restrepo, Jr.               Director and Vice President (since 1998) of First
  Director                            Allmerica; Director (since 1998) of The Hanover
                                      Insurance Company; Chief Executive Officer (1996 to
                                      1998) of Travelers Property & Casualty; Senior Vice
                                      President (1993 to 1996) of Aetna Life & Casualty
                                      Company

Eric A. Simonsen                      Director (since 1996) and Vice President (since 1990)
  Director and Vice President         of First Allmerica; Director (since 1991) of
                                      Allmerica Investments, Inc.; and Director (since
                                      1991) of Allmerica Financial Investment Management
                                      Services, Inc.

Gregory D. Tranter                    Director and Vice President (since 2000) of First
  Director and Vice President         Allmerica; Vice President (since 1998) of The Hanover
                                      Insurance Company; Vice President (1996-1998) of
                                      Travelers Property & Casualty; Director of Geico Team
                                      (1983-1996) of Aetna Life & Casualty

                                  DISTRIBUTION

Allmerica Investments, Inc., an indirect subsidiary of First Allmerica, acts as the principal underwriter of the Certificates pursuant to a Sales and Administrative Services Agreement with the Company and the Separate Account. Allmerica Investments, Inc. is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The Certificates are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc. or of independent broker-dealers.

The Company pays commissions to broker-dealers and registered representatives which sell the Certificates based on a commission schedule. After issuance of a Certificate or an increase in Face Amount, commissions may be up to 25% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions may be up to 10% of any additional premiums. Alternative compensation schedules, which may include ongoing annual compensation of up to 0.75% of Certificate Value, are available based on premium payments and the level of enrollment and ongoing administrative services provided to participants and benefit plans by the broker-dealer or registered representative. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 2.5% of first-year, or 4% of renewal premiums.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales related criteria. Other payments may be made for other services that do not directly involve the sales of the Certificates. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. The Company intends to recoup the commissions and other sales expenses through a combination of a portion of the premium expense charge and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company.

                                    REPORTS

The Company will maintain the records relating to the Separate Account. You will be promptly sent statements of significant transactions such as premium payments (other than payments made pursuant to the MAP procedure), changes in the specified Face Amount, changes in the Death Benefit Option, transfers among Sub-Accounts and the Fixed Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement. An annual statement will also be sent to you.

The annual statement will summarize all of the above transactions and deductions of charges during the Certificate year. It will also set forth the status of the Death Proceeds, Certificate Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Certificate loan(s). The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Certificate. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Underlying Investment Companies as required by the 1940 Act.

                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or to which the assets of the Separate Account are subject. The Company and Allmerica Investments, Inc. are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Certificate and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Certificate, on loans, withdrawals, or surrenders, on Death Benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely, and possibly retroactively, affect the taxation of the Certificates. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Certificates is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Certificate Owner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the enrollment form of law to individual circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT

The Company is taxed as a life insurance company under Subchapter L of the Code of 1986, and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Separate Account.

The Company will review periodically the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

TAXATION OF THE CERTIFICATES

The Company believes that the Certificates described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Certificate Value to the Insurance Amount at Risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in Certificate Value is not taxable until received by the Certificate Owner or the Certificate Owner's designee. See "Modified Endowment Contracts."

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Certificate for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Certificate Owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Certificates may need to be modified to comply with such regulations. For these reasons, the Certificates or the Company's administrative rules may be modified as necessary to prevent a Certificate Owner from being considered the owner of the assets of the Separate Account.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Death Benefit Option, change in the Face Amount, lapse with Certificate loan outstanding, or assignment of the Certificate may have tax consequences. In particular, under specified conditions, a distribution under the Certificate during the first 15 years from Date of Issue that reduces future benefits under the Certificate will be taxed to the Certificate Owner as ordinary income to the extent of any investment earnings in the Certificate. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Insured, Certificate Owner, or Beneficiary.

CERTIFICATE LOANS

The Company believes that non-preferred loans received under a Certificate will be treated as indebtedness of the Certificate Owner for federal income tax purposes. Under current law, these loans will not constitute income for the Certificate Owner while the Certificate is in force. See "Modified Endowment Contracts." However, there is a risk that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether a loan with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable withdrawal from the Certificate.

Section 264 of the Code restricts the deduction of interest on policy or certificate loans. Consumer interest paid on policy or certificate loans under an individually owned policy or certificate is not tax deductible.

Generally, no tax deduction for interest is allowed on policy or certificate loans, if the insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies or certificates covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance certificate, including a Certificate offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A certificate fails to satisfy the seven-pay test if the cumulative premiums paid under the certificate at any time during the first seven certificate years, or within seven years of a material change in the certificate, exceed the sum of the net level premiums that would have been paid, had the certificate provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Certificate, there may be adverse tax consequences. Please consult your tax adviser.

If the Certificate is considered a modified endowment contract, all distributions under the Certificate will be taxed on an "income-first" basis. Most distributions received by a Certificate Owner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the Certificate) will be includible in gross income to the extent that the cash Surrender Value of the Certificate exceeds the Certificate Owner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the Certificate Owner's basis in the Certificate. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Certificate Owner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Certificate is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Certificate does not satisfy the seven-pay test, the Company will notify the Certificate Owner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Certificate anniversary, or the Certificate will be permanently classified as a modified endowment contract.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Certificate Value to the Fixed Account. The Fixed Account is an investment option that is funded by the general account of the Company. Because of exemption and exclusionary provisions in the securities law, any amount in the general account of the Company is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Certificate, the Fixed Account, and the general account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The general account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the Fixed Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account or the general account.

FIXED ACCOUNT VALUE AND CERTIFICATE LOANS

The Company bears the full investment risk for amounts allocated to the Fixed Account and guarantees that interest credited to each Certificate Owner's Certificate Value in the Fixed Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate"). (Under the Certificate, the Guaranteed Minimum Rate may be higher than 4%.)

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of the Guaranteed Minimum Rate, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium until the next Certificate anniversary, unless the Certificate Value associated with the premium becomes security for a Certificate loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE CERTIFICATE VALUE IN THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CERTIFICATE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the Fixed Account, no excess interest will be credited to that portion of the Certificate Value which is equal to an Outstanding Loan. The Company guarantees that, on each Monthly Processing Date, the Certificate Value in the Fixed Account will be the amount of the Net Premiums allocated or Certificate Value transferred to the Fixed Account, plus interest at the Guaranteed Minimum Rate, plus any excess interest which the Company credits, less the sum of all Certificate charges allocable to the Fixed Account and any amounts deducted from the Fixed Account in connection with loans, partial withdrawals, surrenders or transfers.

Certificate loans may also be made from the Certificate Value in the Fixed Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Certificate loans payable from the Fixed Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3% for the period of deferment. Amounts from the Fixed Account used to pay premiums on policies with the Company will not be delayed.

THE CERTIFICATE

This Prospectus describes certificates issued under a flexible premium variable life insurance Certificate, and is generally intended to serve as a disclosure document only for the aspects of the Certificate relating to the Separate Account. For complete details regarding the Fixed Account, see the Certificate itself.

TRANSFERS, SURRENDERS, AND PARTIAL WITHDRAWALS

Partial withdrawals are made on a last-in/first-out basis from Certificate Value allocated to the Fixed Account. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first twelve transfers in a Certificate year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Certificate year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements for Group VEL Account of the Company as of December 31, 1999 and for the periods indicated, included in this Prospectus constituting part of this

Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Separate Account are included in this Prospectus, beginning immediately after the Appendices. The financial statements of the Company and for the Separate Account should be considered only as bearing on the ability of the Company to meet its obligations under the Certificate. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A
                               OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. The following supplemental benefit may be available for issue under the Certificates for an additional charge.

INSURED TERM RIDER

    This rider provides an additional term insurance benefit for the primary insured.

THIS RIDER MAY NOT BE AVAILABLE IN ALL STATES.

                                   APPENDIX B
                                PAYMENT OPTIONS

PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options then offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected.

If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise by deducted from the Death Benefit.

The amounts payable under a payment option are paid from the Fixed Account. These amounts are not based on the investment experience of the Separate Account.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to your and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

                                   APPENDIX C
                ILLUSTRATIONS OF SUM INSURED, CERTIFICATE VALUES
                            AND ACCUMULATED PREMIUMS

The tables illustrate the way in which a Certificate's Sum Insured and Certificate Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Certificate issued to a male, Age 30, under a standard Premium Class and qualifying for the non-smoker discount, a Certificate issued to a male, Age 40, under a standard Premium Class and qualifying for the non-smoker discount and a male, Age 45, under a standard Premium Class and qualifying for the non-smoker discount. The tables illustrate the guaranteed cost of insurance rates and the current cost of insurance rates as presently in effect.

The tables illustrate the Certificate Values that would result based upon the assumptions that no Certificate loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Certificate year (so that no transaction or transfer charges have been incurred).

The tables assume that all premiums are allocated to and remain in the Separate Account for the entire period shown, and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6% and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the premiums paid were invested each year to earn interest (after taxes) at 5% compounded annually.

The Certificate Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below such averages for individual Certificate years. The values would also be different depending on the allocation of a Certificate's total Certificate Value among the Sub-Accounts of the Separate Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Certificate Values take into account the deduction from premium for the premium expense charge, the Monthly Deductions from Certificate Value, and the monthly charge for mortality and expense risks. In the Current Cost of Insurance Charges tables, the charge for mortality and expense risks is equivalent to an effective annual rate of 0.45% of the average monthly value of the assets in the Separate Account attributable to the Certificates. In the Guaranteed Cost of Insurance Charges table, the Separate Account charge for mortality and expense risks is illustrated at 0.90%. There is also a separate account administrative charge of 0.25% for 10 years in the Guaranteed tables.

EXPENSES OF THE UNDERLYING FUNDS

The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.90% of the average daily net assets of the Underlying Funds. The actual fees and expenses of each Underlying Fund vary and, in 1999, ranged from an annual rate of 0.29% to an annual rate of 1.92% of average daily net assets. The fees and expenses associated with the Certificate may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Certificate Value among the Sub-Accounts.

Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for

Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund, and Government Bond Fund, and 0.60% for Money Market Fund. The total operating expenses of these Funds of AIT were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In 1999 the Select Strategic Growth Fund received a reimbursement of $813 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown as the Fund's total operating expenses and expense limitation (both 1.20%). Until further notice, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor. Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets. The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for the Deutsche VIT Small Cap Index and will not exceed 0.30% for the Deutsche VIT Equity 500 Index. Without the reimbursement to the Funds for the year ended 12/31/99, the Management Fee, Other and Total Expenses would have been 0.35%, 0.83%, and 1.18% for the Deutsche VIT Small Cap Index and 0.20%, 0.23%, and 0.43% for the Deutsche VIT Equity 500 Index.

These fees reflect an agreement by the Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the portfolio, to the extent certain expenses exceed 1.15% of the portfolio's average daily net assets during fiscal year 2000. had there been no fee waiver and expense reimbursements, Other Expenses and Total Fund Expenses would have been 1.97% and 2.57%, respectively.

The investment adviser of the Warburg Pincus Global Post-Venture Capital Portfolio has voluntarily agreed to waive or reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any waiver or reimbursement, the Management Fee, Other Expenses and Total Portfolio Expenses would have been 1.25%, 0.33% and 1.58% for the Warburg Pincus Global Post-Venture Capital Portfolio, respectively, for the year ended December 31, 1999.

Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, and other expenses). Without any such limitation or reduction, the Other Expenses would have been 0.42% for the Goldman Sachs VIT CORE Large Cap Growth Fund, 0.96% for the Goldman Sachs VIT CORE Small Cap Equity Fund, and 1.06% for the Goldman Sachs VIT Capital Growth Fund.

Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") has voluntarily agreed to waive its management fees and to reimburse the MSDW Technology Portfolio if processing of such fees would cause the total annual operating expenses of the portfolio to exceed 1.15% of average daily net assets. This fee waiver and reimbursement are voluntary and may be terminated at any time without notice. Without the reimbursement, total fund expenses would have been 12.57% in 1999.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

NET ANNUAL RATES OF INVESTMENT

Taking into account the assumed 0.90% charge for Underlying Investment Company advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -0.90%, 5.10% and 11.10%, respectively.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Separate Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSURED'S AGE, SEX, AND UNDERWRITING CLASSIFICATION, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 45
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 1
                                                                GUARANTEED ISSUE

                       CURRENT COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   ----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE    DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)    BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   --------
          1                 5,250        3,710        3,710      250,000       3,952        3,952     250,000
          2                10,763        7,588        7,588      250,000       8,321        8,321     250,000
          3                16,551       11,381       11,381      250,000      12,859       12,859     250,000
          4                22,628       15,091       15,091      250,000      17,578       17,578     250,000
          5                29,010       18,713       18,713      250,000      22,478       22,478     250,000
          6                35,710       22,640       22,640      250,000      27,979       27,979     250,000
          7                42,746       26,469       26,469      250,000      33,694       33,694     250,000
          8                50,133       30,199       30,199      250,000      39,630       39,630     250,000
          9                57,889       33,731       33,731      250,000      45,703       45,703     250,000
         10                66,034       37,017       37,017      250,000      51,874       51,874     250,000
         11                74,586       40,293       40,293      250,000      58,437       58,437     250,000
         12                83,565       43,394       43,394      250,000      65,212       65,212     250,000
         13                92,993       46,340       46,340      250,000      72,234       72,234     250,000
         14               102,893       49,109       49,109      250,000      79,503       79,503     250,000
         15               113,287       51,690       51,690      250,000      87,031       87,031     250,000
         16               124,202       54,110       54,110      250,000      94,867       94,867     250,000
         17               135,662       56,343       56,343      250,000     103,016      103,016     250,000
         18               147,695       58,372       58,372      250,000     111,498      111,498     250,000
         19               160,330       60,186       60,186      250,000     120,339      120,339     250,000
         20               173,596       61,765       61,765      250,000     129,566      129,566     250,000
       Age 60             113,287       51,690       51,690      250,000      87,031       87,031     250,000
       Age 65             173,596       61,765       61,765      250,000     129,566      129,566     250,000
       Age 70             250,567       65,844       65,844      250,000     184,273      184,273     250,000
       Age 75             348,804       59,643       59,643      250,000     258,193      258,193     276,266

                                HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN
                       -----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE     DEATH
        YEAR             VALUE      VALUE (2)     BENEFIT
---------------------  ---------   -----------   ---------
          1               4,195        4,195       250,000
          2               9,083        9,083       250,000
          3              14,459       14,459       250,000
          4              20,377       20,377       250,000
          5              26,889       26,889       250,000
          6              34,487       34,487       250,000
          7              42,855       42,855       250,000
          8              52,079       52,079       250,000
          9              62,159       62,159       250,000
         10              73,154       73,154       250,000
         11              85,532       85,532       250,000
         12              99,205       99,205       250,000
         13             114,354      114,354       250,000
         14             131,156      131,156       250,000
         15             149,824      149,824       250,000
         16             170,626      170,626       250,000
         17             193,839      193,839       250,000
         18             219,660      219,660       276,771
         19             248,213      248,213       307,784
         20             279,792      279,792       341,346
       Age 60           149,824      149,824       250,000
       Age 65           279,792      279,792       341,346
       Age 70           498,305      498,305       578,034
       Age 75           862,783      862,783       923,178

(1) Assumes a $5,000 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 45
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 1
                                                                GUARANTEED ISSUE

                      GUARANTEED COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   ----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE    DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)    BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   --------
          1                 5,250        2,967        2,967      250,000       3,184        3,184     250,000
          2                10,763        5,816        5,816      250,000       6,435        6,435     250,000
          3                16,551        8,544        8,544      250,000       9,754        9,754     250,000
          4                22,628       11,150       11,150      250,000      13,137       13,137     250,000
          5                29,010       13,629       13,629      250,000      16,583       16,583     250,000
          6                35,710       16,233       16,233      250,000      20,355       20,355     250,000
          7                42,746       18,690       18,690      250,000      24,186       24,186     250,000
          8                50,133       20,987       20,987      250,000      28,067       28,067     250,000
          9                57,889       23,111       23,111      250,000      31,988       31,988     250,000
         10                66,034       25,051       25,051      250,000      35,939       35,939     250,000
         11                74,586       26,866       26,866      250,000      40,008       40,008     250,000
         12                83,565       28,477       28,477      250,000      44,104       44,104     250,000
         13                92,993       29,878       29,878      250,000      48,225       48,225     250,000
         14               102,893       31,052       31,052      250,000      52,358       52,358     250,000
         15               113,287       31,975       31,975      250,000      56,490       56,490     250,000
         16               124,202       32,623       32,623      250,000      60,603       60,603     250,000
         17               135,662       32,968       32,968      250,000      64,679       64,679     250,000
         18               147,695       32,965       32,965      250,000      68,688       68,688     250,000
         19               160,330       32,570       32,570      250,000      72,600       72,600     250,000
         20               173,596       31,735       31,735      250,000      76,385       76,385     250,000
       Age 60             113,287       31,975       31,975      250,000      56,490       56,490     250,000
       Age 65             173,596       31,735       31,735      250,000      76,385       76,385     250,000
       Age 70             250,567       20,511       20,511      250,000      97,008       97,008     250,000
       Age 75             348,804            0            0            0     111,136      111,136     250,000

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE    DEATH
        YEAR             VALUE      VALUE (2)    BENEFIT
---------------------  ---------   -----------   --------
          1               3,402        3,402     250,000
          2               7,083        7,083     250,000
          3              11,069       11,069     250,000
          4              15,388       15,388     250,000
          5              20,070       20,070     250,000
          6              25,421       25,421     250,000
          7              31,225       31,225     250,000
          8              37,520       37,520     250,000
          9              44,347       44,347     250,000
         10              51,758       51,758     250,000
         11              59,948       59,948     250,000
         12              68,884       68,884     250,000
         13              78,654       78,654     250,000
         14              89,356       89,356     250,000
         15             101,097      101,097     250,000
         16             114,005      114,005     250,000
         17             128,233      128,233     250,000
         18             143,951      143,951     250,000
         19             161,373      161,373     250,000
         20             180,756      180,756     250,000
       Age 60           101,097      101,097     250,000
       Age 65           180,756      180,756     250,000
       Age 70           326,211      326,211     378,405
       Age 75           567,113      567,113     606,811

(1) Assumes a $5,000 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 30
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 2
                                                                GUARANTEED ISSUE

                       CURRENT COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   ----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE    DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)    BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   --------
          1                 8,400        6,535        6,535      256,535      6,942        6,942      256,942
          2                17,220       13,378       13,378      263,378     14,627       14,627      264,627
          3                26,481       20,122       20,122      270,122     22,662       22,662      272,662
          4                36,205       26,766       26,766      276,766     31,061       31,061      281,061
          5                46,415       33,311       33,311      283,311     39,840       39,840      289,840
          6                57,136       40,121       40,121      290,121     49,398       49,398      299,398
          7                68,393       46,827       46,827      296,827     59,386       59,386      309,386
          8                80,213       53,429       53,429      303,429     69,824       69,824      319,824
          9                92,623       59,898       59,898      309,898     80,701       80,701      330,701
         10               105,654       66,218       66,218      316,218     92,016       92,016      342,016
         11               119,337       72,670       72,670      322,670    104,162      104,162      354,162
         12               133,704       79,007       79,007      329,007    116,861      116,861      366,861
         13               148,789       85,238       85,238      335,238    130,147      130,147      380,147
         14               164,629       91,356       91,356      341,356    144,042      144,042      394,042
         15               181,260       97,355       97,355      347,355    158,567      158,567      408,567
         16               198,723      103,241      103,241      353,241    173,761      173,761      423,761
         17               217,059      109,003      109,003      359,003    189,642      189,642      439,642
         18               236,312      114,634      114,634      364,634    206,237      206,237      456,237
         19               256,528      120,135      120,135      370,135    223,579      223,579      473,579
         20               277,754      125,515      125,515      375,515    241,716      241,716      491,716
       Age 60             558,086      173,430      173,430      423,430    480,735      480,735      730,735
       Age 65             758,691      189,265      189,265      439,265    645,191      645,191      895,191
       Age 70           1,014,718      195,696      195,696      445,696    846,067      846,067      1,096,067
       Age 75           1,341,481      188,228      188,228      438,228    1,087,965   1,087,965     1,337,965

                                HYPOTHETICAL 12%
                            GROSS INVESTMENT RETURN
                       ----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE    DEATH
        YEAR             VALUE      VALUE (2)    BENEFIT
---------------------  ---------   -----------   --------
          1               7,350        7,350     257,350
          2              15,925       15,925     265,925
          3              25,406       25,406     275,406
          4              35,887       35,887     285,887
          5              47,473       47,473     297,473
          6              60,679       60,679     310,679
          7              75,275       75,275     325,275
          8              91,409       91,409     341,409
          9             109,210      109,210     359,210
         10             128,835      128,835     378,835
         11             150,978      150,978     400,978
         12             175,495      175,495     426,452
         13             202,636      202,636     478,221
         14             232,652      232,652     532,774
         15             265,839      265,839     590,164
         16             302,543      302,543     650,468
         17             343,114      343,114     717,109
         18             387,952      387,952     787,542
         19             437,508      437,508     861,891
         20             492,306      492,306     940,304
       Age 60          1,509,447   1,509,447     2,022,659
       Age 65          2,571,810   2,571,810     3,137,609
       Age 70          4,336,175   4,336,175     5,029,963
       Age 75          7,279,142   7,279,142     7,788,682

(1) Assumes a $8,000 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 30
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 2
                                                                GUARANTEED ISSUE

                      GUARANTEED COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                       HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   -----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE     DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)     BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   ---------
          1                  8,400        6,096        6,096     256,096       6,487        6,487       256,487
          2                 17,220       12,060       12,060     262,060      13,222       13,222       263,222
          3                 26,481       17,892       17,892     267,892      20,214       20,214       270,214
          4                 36,205       23,589       23,589     273,589      27,466       27,466       277,466
          5                 46,415       29,152       29,152     279,152      34,987       34,987       284,987
          6                 57,136       34,708       34,708     284,708      42,914       42,914       292,914
          7                 68,393       40,127       40,127     290,127      51,132       51,132       301,132
          8                 80,213       45,406       45,406     295,406      59,643       59,643       309,643
          9                 92,623       50,544       50,544     300,544      68,458       68,458       318,458
         10                105,654       55,541       55,541     305,541      77,584       77,584       327,584
         11                119,337       60,550       60,550     310,550      87,238       87,238       337,238
         12                133,704       65,423       65,423     315,423      97,251       97,251       347,251
         13                148,789       70,162       70,162     320,162     107,636      107,636       357,636
         14                164,629       74,763       74,763     324,763     118,404      118,404       368,404
         15                181,260       79,224       79,224     329,224     129,564      129,564       379,564
         16                198,723       83,541       83,541     333,541     141,127      141,127       391,127
         17                217,059       87,710       87,710     337,710     153,103      153,103       403,103
         18                236,312       91,729       91,729     341,729     165,505      165,505       415,505
         19                256,528       95,594       95,594     345,594     178,344      178,344       428,344
         20                277,754       99,300       99,300     349,300     191,629      191,629       441,629
       Age 60              558,086      135,017      135,017     385,017     378,918      378,918       628,918
       Age 65              758,691      141,408      141,408     391,408     501,641      501,641       751,641
       Age 70            1,014,718      133,825      133,825     383,825     643,251      643,251       893,251
       Age 75            1,341,481      103,418      103,418     353,418     798,281      798,281     1,048,281

                                HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN
                       -----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE     DEATH
        YEAR             VALUE      VALUE (2)     BENEFIT
---------------------  ---------   -----------   ---------
          1               6,878         6,878      256,878
          2              14,432        14,432      264,432
          3              22,728        22,728      272,728
          4              31,833        31,833      281,833
          5              41,825        41,825      291,825
          6              52,925        52,925      302,925
          7              65,106        65,106      315,106
          8              78,467        78,467      328,467
          9              93,123        93,123      343,123
         10             109,200       109,200      359,200
         11             127,121       127,121      377,121
         12             146,823       146,823      396,823
         13             168,484       168,484      418,484
         14             192,299       192,299      442,299
         15             218,466       218,466      484,995
         16             247,176       247,176      531,428
         17             278,661       278,661      582,401
         18             313,190       313,190      635,775
         19             351,054       351,054      691,577
         20             392,578       392,578      749,824
       Age 60          1,200,142    1,200,142    1,608,190
       Age 65          2,034,678    2,034,678    2,482,308
       Age 70          3,405,680    3,405,680    3,950,588
       Age 75          5,670,041    5,670,041    6,066,944

(1) Assumes a $8,000 premium is paid at the beginning of each Certificate year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 40
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 3
                                                                GUARANTEED ISSUE

                       CURRENT COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   ----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE    DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)    BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   --------
          1                11,865        9,257        9,257      250,000       9,833        9,833     250,000
          2                24,323       18,932       18,932      250,000      20,700       20,700     250,000
          3                37,404       28,463       28,463      250,000      32,060       32,060     250,000
          4                51,140       37,847       37,847      250,000      43,931       43,931     250,000
          5                65,562       47,086       47,086      250,000      56,337       56,337     250,000
          6                80,705       56,707       56,707      250,000      69,857       69,857     250,000
          7                96,605       66,178       66,178      250,000      83,992       83,992     250,000
          8               113,300       75,499       75,499      250,000      98,723       98,723     284,282
          9               130,830       84,628       84,628      250,000     114,006      114,006     317,930
         10               149,237       93,530       93,530      252,643     129,810      129,810     350,643
         11               168,564      102,591      102,591      268,484     146,698      146,698     383,913
         12               188,857      111,457      111,457      282,658     164,252      164,252     416,546
         13               210,165      120,142      120,142      295,332     182,512      182,512     448,651
         14               232,538      128,641      128,641      306,618     201,495      201,495     480,266
         15               256,030      136,945      136,945      316,602     221,207      221,207     511,407
         16               280,696      145,082      145,082      325,465     241,716      241,716     542,246
         17               306,596      153,041      153,041      333,274     263,029      263,029     572,795
         18               333,791      160,823      160,823      340,121     285,173      285,173     603,108
         19               362,345      168,423      168,423      346,064     308,163      308,163     633,193
         20               392,328      175,833      175,833      351,156     332,009      332,009     663,056
       Age 60             392,328      175,833      175,833      351,156     332,009      332,009     663,056
       Age 65             566,282      211,241      211,241      368,560     467,487      467,487     815,641
       Age 70             788,297      241,336      241,336      373,354     627,412      627,412     970,622
       Age 75           1,071,650      266,155      266,155      370,968     813,759      813,759     1,134,220

                                HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN
                       -----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE     DEATH
        YEAR             VALUE      VALUE (2)     BENEFIT
---------------------  ---------   -----------   ---------
          1              10,409       10,409       250,000
          2              22,538       22,538       250,000
          3              35,946       35,946       250,000
          4              50,767       50,767       250,000
          5              67,153       67,153       250,000
          6              85,848       85,848       263,745
          7             106,457      106,457       316,608
          8             129,158      129,158       371,923
          9             154,084      154,084       429,694
         10             181,377      181,377       489,935
         11             212,011      212,011       554,841
         12             245,708      245,708       623,123
         13             282,796      282,796       695,167
         14             323,592      323,592       771,284
         15             368,429      368,429       851,768
         16             417,774      417,774       937,202
         17             472,036      472,036     1,027,946
         18             531,692      531,692     1,124,466
         19             597,241      597,241     1,227,172
         20             669,220      669,220     1,336,500
       Age 60           669,220      669,220     1,336,500
       Age 65          1,155,016   1,155,016     2,015,197
       Age 70          1,921,841   1,921,841     2,973,139
       Age 75          3,119,972   3,119,972     4,348,626

(1) Assumes a $11,300 premium is paid at the beginning of each Certificate year for seven years. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                        GROUP VARIABLE LIFE CERTIFICATE

                                                          MALE NON-SMOKER AGE 40
                                                SPECIFIED FACE AMOUNT = $250,000
                                                          DEATH BENEFIT OPTION 3

                      GUARANTEED COST OF INSURANCE CHARGES

                          PREMIUMS              HYPOTHETICAL 0%                      HYPOTHETICAL 6%
                         PAID PLUS          GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN
                          INTEREST     ----------------------------------   ----------------------------------
     CERTIFICATE           AT 5%       SURRENDER   CERTIFICATE    DEATH     SURRENDER   CERTIFICATE    DEATH
        YEAR            PER YEAR (1)     VALUE      VALUE (2)    BENEFIT      VALUE      VALUE (2)    BENEFIT
---------------------   ------------   ---------   -----------   --------   ---------   -----------   --------
          1                 11,865        8,577        8,577     250,000       9,128        9,128     250,000
          2                 24,323       16,957       16,957     250,000      18,597       18,597     250,000
          3                 37,404       25,143       25,143     250,000      28,422       28,422     250,000
          4                 51,140       33,139       33,139     250,000      38,617       38,617     250,000
          5                 65,562       40,947       40,947     250,000      49,199       49,199     250,000
          6                 80,705       48,768       48,768     250,000      60,391       60,391     250,000
          7                 96,605       56,401       56,401     250,000      72,013       72,013     250,000
          8                113,300       63,851       63,851     250,000      84,089       84,089     250,000
          9                130,830       71,119       71,119     250,000      96,592       96,592     264,825
         10                149,237       78,209       78,209     250,000     109,466      109,466     290,735
         11                168,564       85,338       85,338     250,000     123,008      123,008     316,550
         12                188,857       92,301       92,301     250,000     136,963      136,963     341,599
         13                210,165       99,098       99,098     250,000     151,332      151,332     365,906
         14                232,538      105,711      105,711     250,000     166,109      166,109     389,496
         15                256,030      112,102      112,102     255,011     181,292      181,292     412,405
         16                280,696      118,267      118,267     261,107     196,876      196,876     434,659
         17                306,596      124,205      124,205     266,250     212,860      212,860     456,292
         18                333,791      129,923      129,923     270,529     229,247      229,247     477,345
         19                362,345      135,418      135,418     274,005     246,032      246,032     497,820
         20                392,328      140,688      140,688     276,742     263,202      263,202     517,735
       Age 60              392,328      140,688      140,688     276,742     263,202      263,202     517,735
       Age 65              566,282      170,333      170,333     293,106     368,902      368,902     634,801
       Age 70              788,297      194,045      194,045     296,511     488,259      488,259     746,088
       Age 75            1,071,650      211,449      211,449     291,561     618,517      618,517     852,857

                                HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN
                       -----------------------------------
     CERTIFICATE       SURRENDER   CERTIFICATE     DEATH
        YEAR             VALUE      VALUE (2)     BENEFIT
---------------------  ---------   -----------   ---------
          1               9,680         9,680      250,000
          2              20,305        20,305      250,000
          3              31,973        31,973      250,000
          4              44,791        44,791      250,000
          5              58,879        58,879      250,000
          6              74,583        74,583      250,000
          7              91,835        91,835      268,473
          8             110,648       110,648      313,223
          9             131,151       131,151      359,574
         10             153,488       153,488      407,654
         11             178,215       178,215      458,622
         12             205,183       205,183      511,745
         13             234,573       234,573      567,175
         14             266,575       266,575      625,072
         15             301,397       301,397      685,622
         16             339,257       339,257      749,006
         17             380,398       380,398      815,433
         18             425,089       425,089      885,134
         19             473,601       473,601      958,286
         20             526,217       526,217    1,035,102
       Age 60           526,217       526,217    1,035,102
       Age 65           896,401       896,401    1,542,511
       Age 70          1,459,667    1,459,667    2,230,455
       Age 75          2,297,004    2,297,004    3,167,277

(1) Assumes a $11,300 premium is paid at the beginning of each Certificate year for seven years. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Certificate loan has been made. Excessive loans or withdrawals may cause this Certificate to lapse because of insufficient Certificate Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A CERTIFICATE OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE SURRENDER VALUE OF UNITS, CERTIFICATE VALUE, AND DEATH BENEFIT FOR A CERTIFICATE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL CERTIFICATE YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CERTIFICATE VALUE TRANSFERRED TO THE FIXED ACCOUNT. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D
                          MONTHLY EXPENSE CHARGE TABLE
                       (PER THOUSAND OF BASE FACE AMOUNT)

  Unit Charges/per $1,000 Face
Issue Age    Non-smoker    Smoker
---------    ----------    ------
    0          0.0250      0.0250
    1          0.0275      0.0275
    2          0.0275      0.0275
    3          0.0275      0.0275
    4          0.0275      0.0275
    5          0.0300      0.0300
    6          0.0300      0.0300
    7          0.0300      0.0300
    8          0.0300      0.0300
    9          0.0325      0.0325
   10          0.0325      0.0325
   11          0.0325      0.0325
   12          0.0350      0.0350
   13          0.0350      0.0350
   14          0.0350      0.0350
   15          0.0375      0.0375
   16          0.0375      0.0375
   17          0.0375      0.0375
   18          0.0300      0.0400
   19          0.0300      0.0400
   20          0.0325      0.0400
   21          0.0325      0.0425
   22          0.0325      0.0425
   23          0.0350      0.0425
   24          0.0350      0.0450
   25          0.0375      0.0450
   26          0.0375      0.0475
   27          0.0375      0.0475
   28          0.0400      0.0475
   29          0.0400      0.0500
   30          0.0425      0.0500
   31          0.0425      0.0525
   32          0.0425      0.0525
   33          0.0450      0.0525
   34          0.0450      0.0550
   35          0.0450      0.0550
   36          0.0500      0.0600
   37          0.0525      0.0650
   38          0.0575      0.0700
   39          0.0600      0.0725
   40          0.0650      0.0775
   41          0.0675      0.0825
   42          0.0725      0.0875
   43          0.0750      0.0925
   44          0.0800      0.0975
   45          0.0825      0.1000
   46          0.0875      0.1050
   47          0.0900      0.1100
   48          0.0950      0.1150

  Unit Charges/per $1,000 Face
Issue Age    Non-smoker    Smoker
---------    ----------    ------
   49          0.1000      0.1200
   50          0.1050      0.1250
   51          0.1075      0.1300
   52          0.1100      0.1325
   53          0.1150      0.1375
   54          0.1175      0.1425
   55          0.1200      0.1475
   56          0.1275      0.1550
   57          0.1375      0.1650
   58          0.1450      0.1750
   59          0.1525      0.1825
   60          0.1600      0.1925
   61          0.1700      0.1975
   62          0.1775      0.2025
   63          0.1875      0.2075
   64          0.1975      0.2125
   65          0.2075      0.2175
   66          0.2075      0.2150
   67          0.2050      0.2150
   68          0.2050      0.2125
   69          0.2050      0.2125
   70          0.2050      0.2100
   71          0.2050      0.2100
   72          0.2050      0.2100
   73          0.2050      0.2100
   74          0.2050      0.2100
   75          0.2050      0.2100
   76          0.2050      0.2100
   77          0.2050      0.2100
   78          0.2050      0.2100
   79          0.2050      0.2100
   80          0.2050      0.2100
   81          0.2050      0.2100
   82          0.2050      0.2100
   83          0.2050      0.2100
   84          0.2050      0.2100
   85          0.2050      0.2100

Example 1

Assume that a Nonsmoker, Age 40, purchases a Certificate with a Face Amount of $100,000, of which $50,000 is attributable to the Base Amount and $50,000 is attributable to the Insured Term Rider. The Monthly Expense Charge, if applicable, is assessed only on the Base Amount. From the table above, the Monthly Expense Charge would be $3.25 per month or (0.0650 per $1000 Base Face *$50,000 Base Amount).

Example 2

Assume that a Nonsmoker, Age 40, purchases a Certificate with a Face Amount of $100,000, all of which is attributable to the Base Amount (there is no Insured Term Rider). From the table above, the monthly expense charge would be $6.50 per month or (0.0650 per $1000 Base Face *$100,000 Base Face).

                                   APPENDIX E
                            PERFORMANCE INFORMATION

The Certificates will first be offered to the public in 2000. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence (Tables I(A) and I(B)), and based on the periods that the Underlying Funds have been in existence (Tables II (A) and II (B)). The results for any period prior to the Certificates being offered will be calculated as if the Certificates had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in Tables I(A) and II(A)) under a "representative" Certificate that is surrendered at the end of the applicable period. For more information on charges under the Certificates, see CHARGES AND DEDUCTIONS.

In each Table in Appendix E, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1999. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

Performance information may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Services ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

The Company may provide information on various topics of interest to Certificate Owners and prospective Certificate Owners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

                                   TABLE I(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
          NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE CERTIFICATE

The following performance information is based on the periods that the Sub-Accounts have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Certificate charges for a representative Certificate. It is assumed that the Insured is male, Age 36, standard (non-smoker) Premium Class, that the Face Amount of the Certificate is $250,000, that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Certificate at the end of the applicable period.

                                                                                                 TEN YEARS OR
                                                                                                    LIFE OF
                                                               ONE-YEAR              5            SUB-ACCOUNT
UNDERLYING FUND                                              TOTAL RETURN          YEARS           (IF LESS)
MSDW Technology Portfolio                                        N/A                N/A               N/A
Select Strategic Growth Fund                                       -13.20%          N/A                  -2.71%
Warburg Pincus Small Company Growth Portfolio                    N/A                N/A               N/A
Warburg Pincus Global Post-Venture Capital Portfolio             N/A                N/A               N/A
Select Aggressive Growth Fund                                        4.92%             13.65%            16.96%
Deutsche VIT Small Cap Index                                     N/A                N/A               N/A
Select Capital Appreciation Fund                                    -5.75%          N/A                  11.18%
Goldman Sachs VIT CORE Small Cap Equity Fund                     N/A                N/A               N/A
J.P. Morgan Small Company Portfolio                              N/A                N/A               N/A
Select Value Opportunity Fund                                      -29.77%              4.07%             5.94%
Select Emerging Markets Fund                                        26.69%          N/A                  32.58%
Select International Equity Fund                                    -0.66%              8.98%            10.06%
Fidelity VIP Overseas Portfolio                                      8.04%              7.84%            13.23%
T. Rowe Price International Stock Portfolio                          0.63%              5.74%             7.65%
Fidelity VIP Growth Portfolio                                        3.94%             19.90%            24.71%
Select Growth Fund                                                  -2.19%             19.24%            23.14%
Goldman Sachs VIT Capital Growth Fund                            N/A                N/A               N/A
Core Equity Fund                                                    -2.57%             15.51%            19.40%
Fidelity VIP II Contrafund Portfolio                             N/A                N/A               N/A
Goldman Sachs VIT CORE Large Cap Growth Fund                     N/A                N/A               N/A
Select Growth and Income Fund                                      -11.30%             12.06%            14.79%
Deutsche VIT Equity 500 Index                                    N/A                N/A               N/A
Fidelity VIP Equity-Income Portfolio                               -20.98%              9.05%            12.06%
Fidelity VIP High Income Portfolio                                 -19.53%              1.49%             4.64%
PIMCO Total Return Bond Portfolio II                             N/A                N/A               N/A
Select Investment Grade Income Fund                                -26.80%             -1.95%             1.54%
Government Bond Fund                                               -25.85%             -3.09%            -0.07%
Money Market Fund                                                  -21.89%             -3.83%             0.31%

The inception dates for the Sub-Accounts are: 5/1/95 for Core Equity, Select Investment Grade Income, Money Market, Government Bond, Select Aggressive Growth, Select Growth, Select Growth and Income, Select Value Opportunity, Select International Equity, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, and Fidelity VIP Overseas; 5/3/95 for Select Capital Appreciation; 2/12/96 for T. Rowe Price International Stock; and 11/9/98 for Select Emerging Markets. No performance information is given for the other Sub-Accounts because they had not begun operations as of the date of this Prospectus.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                   TABLE I(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                      SINCE INCEPTION OF THE SUB-ACCOUNTS
                     EXCLUDING MONTHLY CERTIFICATE CHARGES

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CERTIFICATE. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                 TEN YEARS OR
                                                                                                    LIFE OF
                                                               ONE-YEAR              5            SUB-ACCOUNT
UNDERLYING FUND                                              TOTAL RETURN          YEARS           (IF LESS)
MSDW Technology Portfolio                                        N/A                N/A               N/A
Select Strategic Growth Fund                                        15.02%          N/A                  16.69%
Warburg Pincus Small Company Growth Portfolio                    N/A                N/A               N/A
Warburg Pincus Global Post-Venture Capital Portfolio             N/A                N/A               N/A
Select Aggressive Growth Fund                                       37.41%             22.21%            22.47%
Deutsche VIT Small Cap Index                                     N/A                N/A               N/A
Select Capital Appreciation Fund                                    24.23%          N/A                  20.32%
Goldman Sachs VIT CORE Small Cap Equity Fund                     N/A                N/A               N/A
J.P. Morgan Small Company Portfolio                              N/A                N/A               N/A
Select Value Opportunity Fund                                       -5.56%             12.50%            12.03%
Select Emerging Markets Fund                                        64.23%          N/A                  56.38%
Select International Equity Fund                                    30.53%             17.47%            17.47%
Fidelity VIP Overseas Portfolio                                     41.27%             16.31%            17.14%
T. Rowe Price International Stock Portfolio                         32.12%             14.18%            14.89%
Fidelity VIP Growth Portfolio                                       36.20%             28.57%            28.63%
Select Growth Fund                                                  28.63%             27.90%            28.71%
Goldman Sachs VIT Capital Growth Fund                            N/A                N/A               N/A
Core Equity Fund                                                    28.17%             24.10%            23.30%
Fidelity VIP II Contrafund Portfolio                             N/A                N/A               N/A
Goldman Sachs VIT CORE Large Cap Growth Fund                     N/A                N/A               N/A
Select Growth and Income Fund                                       17.36%             20.60%            20.29%
Deutsche VIT Equity 500 Index                                    N/A                N/A               N/A
Fidelity VIP Equity-Income Portfolio                                 5.37%             17.54%            15.98%
Fidelity VIP High Income Portfolio                                   7.18%              9.88%             8.62%
PIMCO Total Return Bond Portfolio II                             N/A                N/A               N/A
Select Investment Grade Income Fund                                 -1.86%              6.41%             5.57%
Government Bond Fund                                                -0.67%              5.26%             4.70%
Money Market Fund                                                    4.24%              4.52%             4.36%

The inception dates for the Sub-Accounts are: 5/1/95 for Core Equity, Select Investment Grade Income, Money Market, Government Bond, Select Aggressive Growth, Select Growth, Select Growth and Income, Select Value Opportunity, Select International Equity, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP High Income, and Fidelity VIP Overseas; 5/3/95 for Select Capital Appreciation; 2/12/96 for T. Rowe Price International Stock; and 11/9/98 for Select Emerging Markets. No performance information is given for the other Sub-Accounts because they had not begun operations as of the date of this Prospectus.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(A)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
                               NET OF ALL CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Certificate charges for a representative Certificate. It is assumed that the Insured is male, Age 36, standard (nonsmoker) Premium Class, that the Face Amount of the Certificate is $250,000, that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Certificate at the end of the applicable period.

                                                                                                TEN YEARS OR
                                                              ONE-YEAR              5           LIFE OF FUND
UNDERLYING FUND                                             TOTAL RETURN          YEARS           (IF LESS)
MSDW Technology Portfolio                                       N/A                N/A                 -12.47%
Select Strategic Growth Fund                                      -13.20%          N/A                 -12.26%
Warburg Pincus Small Company Growth Portfolio                      29.40%          N/A                  14.05%
Warburg Pincus Global Post-Venture Capital Portfolio               24.45%          N/A                   8.58%
Select Aggressive Growth Fund                                       4.92%             13.65%            14.13%
Deutsche VIT Small Cap Index                                       -9.92%          N/A                  -7.13%
Select Capital Appreciation Fund                                   -5.75%          N/A                  11.19%
Goldman Sachs VIT CORE Small Cap Equity Fund                      -12.02%          N/A                 -15.09%
J.P. Morgan Small Company Portfolio                                 9.52%             12.37%            12.37%
Select Value Opportunity Fund                                     -29.77%              4.07%             4.48%
Select Emerging Markets Fund                                       26.69%          N/A                  -4.94%
Select International Equity Fund                                   -0.66%              8.98%             7.05%
Fidelity VIP Overseas Portfolio                                     8.04%              7.84%             6.46%
T. Rowe Price International Stock Portfolio                         0.63%              5.74%             5.21%
Fidelity VIP Growth Portfolio                                       3.94%             19.90%            14.95%
Select Growth Fund                                                 -2.19%             19.24%            13.99%
Goldman Sachs VIT Capital Growth Fund                              -4.34%          N/A                   1.04%
Core Equity Fund                                                   -2.57%             15.51%            12.34%
Fidelity VIP II Contrafund Portfolio                               -6.65%          N/A                  17.93%
Goldman Sachs VIT CORE Large Cap Growth Fund                        2.31%          N/A                   6.26%
Select Growth and Income Fund                                     -11.30%             12.06%             9.41%
Deutsche VIT Equity 500 Index                                      -9.74%          N/A                   4.29%
Fidelity VIP Equity-Income Portfolio                              -20.98%              9.05%             9.53%
Fidelity VIP High Income Portfolio                                -19.53%              1.49%             7.47%
PIMCO Total Return Bond Portfolio II                              -26.50%          N/A                 -13.57%
Select Investment Grade Income Fund                               -26.80%             -1.95%             2.71%
Government Bond Fund                                              -25.85%             -3.09%             0.44%
Money Market Fund                                                 -21.89%             -3.83%             0.23%

The inception dates for the Underlying Funds are: 4/29/85 for Core Equity, Select Investment Grade Income and Money Market; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Select Value Opportunity; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 3/31/94 for T. Rowe Price International Stock; 11/9/98 for Select Emerging Markets, Select Strategic Growth; and 8/27/92 for Fidelity VIP II Contrafund; 11/30/99 for MSDW Technology; 6/30/95 for Warburg Pincus Trust Small Company Growth Portfolio; 9/30/96 for Warburg Pincus Trust Global Post-Venture Capital Portfolio; 8/25/97 for Deutsche Small Cap Index; 2/13/98 for Goldman Sachs VIT CORE Small Cap Equity Fund; 12/31/94 for J.P. Morgan Small Company Portfolio; 4/30/98 for Goldman Sachs VIT Capital Growth Fund; 2/13/98 for Goldman Sachs VIT CORE Large Cap Growth Fund; 10/1/97 for Deutsche Equity 500 Index; and 12/31/97 for PIMCO Total Return Bond Portfolio II.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                  TABLE II(B)
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999
                    SINCE INCEPTION OF THE UNDERLYING FUNDS
                     EXCLUDING MONTHLY CERTIFICATE CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE CERTIFICATE CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Certificate year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                TEN YEARS OR
                                                              ONE-YEAR              5           LIFE OF FUND
UNDERLYING FUND                                             TOTAL RETURN          YEARS           (IF LESS)
MSDW Technology Portfolio                                       N/A                N/A                  23.04%
Select Strategic Growth Fund                                       15.02%          N/A                   5.93%
Warburg Pincus Small Company Growth Portfolio                      67.56%          N/A                  23.59%
Warburg Pincus Global Post-Venture Capital Portfolio               61.47%          N/A                  21.21%
Select Aggressive Growth Fund                                      37.41%             22.21%            19.62%
Deutsche VIT Small Cap Index                                       19.08%          N/A                   8.40%
Select Capital Appreciation Fund                                   24.23%          N/A                  20.33%
Goldman Sachs VIT CORE Small Cap Equity Fund                       16.48%          N/A                   2.53%
J.P. Morgan Small Company Portfolio                                43.09%             20.91%            20.91%
Select Value Opportunity Fund                                      -5.56%             12.50%            10.57%
Select Emerging Markets Fund                                       64.23%          N/A                  14.18%
Select International Equity Fund                                   30.53%             17.47%            14.43%
Fidelity VIP Overseas Portfolio                                    41.27%             16.31%            10.43%
T. Rowe Price International Stock Portfolio                        32.12%             14.18%            12.43%
Fidelity VIP Growth Portfolio                                      36.20%             28.57%            18.86%
Select Growth Fund                                                 28.63%             27.90%            19.49%
Goldman Sachs VIT Capital Growth Fund                              25.98%          N/A                  23.31%
Core Equity Fund                                                   28.17%             24.10%            16.25%
Fidelity VIP II Contrafund Portfolio                               23.13%          N/A                  26.58%
Goldman Sachs VIT CORE Large Cap Growth Fund                       34.20%          N/A                  26.54%
Select Growth and Income Fund                                      17.36%             20.60%            14.88%
Deutsche VIT Equity 500 Index                                      19.30%          N/A                  21.43%
Fidelity VIP Equity-Income Portfolio                                5.37%             17.54%            13.46%
Fidelity VIP High Income Portfolio                                  7.18%              9.88%            11.42%
PIMCO Total Return Bond Portfolio II                               -1.48%          N/A                   2.97%
Select Investment Grade Income Fund                                -1.86%              6.41%             6.72%
Government Bond Fund                                               -0.67%              5.26%             5.20%
Money Market Fund                                                   4.24%              4.52%             4.28%

The inception dates for the Underlying Funds are: 4/29/85 for Core Equity, Select Investment Grade Income and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Select Value Opportunity; 5/2/94 for Select International Equity; 4/28/95 for Select Capital Appreciation; 10/9/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 10/29/92 for DGPF International Equity; 3/31/94 for T. Rowe Price International Stock; 11/9/98 for Select Emerging Markets, Select Strategic Growth, and 8/27/92 Fidelity VIP II Contrafund; 11/30/99 for MSDW Technology; 6/30/95 for Warburg Pincus Trust Small Company Growth Portfolio; 9/30/96 for Warburg Pincus Trust Global Post-Venture Capital Portfolio; 8/25/97 for Deutsche Small Cap Index; 2/13/98 for Goldman Sachs VIT CORE Small Cap Equity Fund; 12/31/94 for J.P. Morgan Small Company Portfolio; 4/30/98 for Goldman Sachs VIT Capital Growth Fund; 2/13/98 for Goldman Sachs VIT CORE Large Cap Growth Fund; 10/1/97 for Deutsche Equity 500 Index; and 12/31/97 for PIMCO Total Return Bond Portfolio II.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                   (UNAUDITED)      (UNAUDITED)
                                                  QUARTER ENDED   SIX MONTHS ENDED
                                                     JUNE 30,         JUNE 30,
 (IN MILLIONS)                                     2000    1999    2000     1999
 -------------                                     ----    ----    ----     ----
 REVENUES
     Premiums...................................  $  0.4  $  0.1  $  0.8   $  0.2
     Universal life and investment product
       policy fees..............................    94.0    81.2   187.1    156.7
     Net investment income......................    34.6    37.5    70.4     74.2
     Net realized investment losses.............    (5.8)   (4.2)   (7.5)    (4.6)
     Other income (losses)......................    22.0    (0.3)   42.2     (0.4)
                                                  ------  ------  ------   ------
         Total revenues.........................   145.2   114.3   293.0    226.1
                                                  ------  ------  ------   ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses............    35.3    42.8    79.9     90.3
     Policy acquisition expenses................    18.6    15.8    40.5     18.5
     Other operating expenses...................    50.9    23.7    98.2     55.3
     Restructuring costs........................     4.6       -     4.6        -
                                                  ------  ------  ------   ------
         Total benefits, losses and expenses....   109.4    82.3   223.2    164.1
                                                  ------  ------  ------   ------
 Income before federal income taxes.............    35.8    32.0    69.8     62.0
                                                  ------  ------  ------   ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    (1.6)    2.6    (5.6)     4.3
     Deferred...................................    14.2     8.6    30.1     17.4
                                                  ------  ------  ------   ------
         Total federal income tax expense.......    12.6    11.2    24.5     21.7
                                                  ------  ------  ------   ------
 Net income.....................................  $ 23.2  $ 20.8  $ 45.3   $ 40.3
                                                  ======  ======  ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

                                                           (UNAUDITED)    (AUDITED)
                                                            JUNE 30,    DECEMBER 31,
 (IN MILLIONS)                                                2000          1999
 -------------                                             -----------  -------------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,241.9 and $1,354.2)............................   $ 1,211.8     $ 1,324.6
     Equity securities at fair value (cost of $25.2 and
       $25.2)............................................        29.0          32.6
     Mortgage loans......................................       207.0         223.7
     Policy loans........................................       177.3         166.8
     Real estate and other long term investments.........        14.8          25.1
                                                            ---------     ---------
         Total investments...............................     1,639.9       1,772.8
                                                            ---------     ---------
   Cash and cash equivalents.............................        85.4         132.9
   Accrued investment income.............................        33.0          36.0
   Deferred policy acquisition costs.....................     1,261.2       1,156.4
   Reinsurance receivables on paid and unpaid losses,
     benefits and unearned premiums......................       297.3         287.2
   Premiums, accounts and notes receivable...............         3.4       --
   Other assets..........................................        77.4          64.8
   Separate account assets...............................    15,355.2      14,527.9
                                                            ---------     ---------
         Total assets....................................   $18,752.8     $17,978.0
                                                            =========     =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................   $ 2,154.6     $ 2,274.7
     Outstanding claims and losses.......................        21.4          13.7
     Unearned premiums...................................         2.6           2.6
     Contractholder deposit funds and other policy
       liabilities.......................................        43.2          44.3
                                                            ---------     ---------
         Total policy liabilities and accruals...........     2,221.8       2,335.3
                                                            ---------     ---------
   Expenses and taxes payable............................       194.8         216.8
   Reinsurance premiums payable..........................        26.8          17.9
   Deferred federal income taxes.........................       124.7          94.8
   Separate account liabilities..........................    15,354.5      14,527.9
                                                            ---------     ---------
         Total liabilities...............................    17,922.6      17,192.7
                                                            ---------     ---------
   Commitments and Contingencies (Note 5)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 shares issued and outstanding.....         2.5           2.5
   Additional paid in capital............................       423.8         423.7
   Accumulated other comprehensive losses................        (3.1)         (2.6)
   Retained earnings.....................................       407.0         361.7
                                                            ---------     ---------
         Total shareholder's equity......................       830.2         785.3
                                                            ---------     ---------
         Total liabilities and shareholder's equity......   $18,752.8     $17,978.0
                                                            =========     =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                    (UNAUDITED)
                                                  SIX MONTHS ENDED
                                                      JUNE 30,
 (IN MILLIONS)                                     2000     1999
 -------------                                    -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5
                                                  ------   ------

 ADDITIONAL PAID IN CAPITAL
     Balance at beginning of period.............   423.7    407.9
     Issuance of common stock...................    --        4.0
                                                  ------   ------
     Balance at end of period...................   423.7    411.9
                                                  ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments
     Balance at beginning of period.............    (2.7)    24.1
     Net depreciation on available for sale
       securities...............................    (0.6)   (28.9)
     Benefit for deferred federal income
       taxes....................................     0.2     10.1
                                                  ------   ------
         Other comprehensive loss...............    (0.5)   (18.8)
                                                  ------   ------
     Balance at end of period...................    (3.1)     5.3
                                                  ------   ------
 RETAINED EARNINGS
   Balance at beginning of period...............   361.7    275.5
   Net income...................................    45.3     40.3
                                                  ------   ------
   Balance at end of period.....................   407.0    315.8
                                                  ------   ------
         Total shareholder's equity.............  $830.2   $735.5
                                                  ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                (UNAUDITED)      (UNAUDITED)
                                               QUARTER ENDED      SIX MONTHS
                                                  JUNE 30,      ENDED JUNE 30,
 (IN MILLIONS)                                  2000    1999    2000     1999
 -------------                                 ------  ------  -------  -------
 Net Income..................................  $ 18.2  $ 20.8   $45.3   $ 40.3
 Other comprehensive income:
 Net depreciation on available for sale
  securities.................................   (31.1)  (11.9)   (0.7)   (28.9)
 Benefit for deferred federal income taxes...    10.8     4.2     0.2     10.1
                                               ------  ------   -----   ------
         Other comprehensive income..........   (20.3)   (7.7)   (0.5)   (18.8)
                                               ------  ------   -----   ------
     Comprehensive (losses) income...........  $ (2.1) $ 13.1   $44.9   $ 21.5
                                               ======  ======   =====   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                 (UNAUDITED)
                                               SIX MONTHS ENDED
                                                   JUNE 30,
 (IN MILLIONS)                                  2000     1999
 -------------                                 -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  45.3  $  40.3
     Adjustments to reconcile net income to
       net cash provided by (used in)
       operating activities:
         Net realized gains..................      7.4      4.6
         Net amortization and depreciation...     (1.6)   --
         Deferred federal income taxes.......     30.1     17.4
         Change in deferred acquisition
           costs.............................   (103.2)   (92.2)
         Change in premiums and notes
           receivable, net of reinsurance....      9.1    (34.2)
         Change in accrued investment
           income............................      2.9      0.4
         Change in policy liabilities and
           accruals, net.....................   (109.6)    73.4
         Change in reinsurance receivable....    (10.0)    21.6
         Change in expenses and taxes
           payable...........................    (47.6)    (9.7)
         Separate account activity, net......     (0.1)    (0.6)
         Other, net..........................     (4.7)    (2.9)
                                               -------  -------
             Net cash provided (used in) by
               operating activities..........   (182.0)    18.1
                                               -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    275.0    140.1
     Proceeds from disposals of equity
       securities............................      0.7     17.2
     Proceeds from disposals of other
       investments...........................     14.9      0.4
     Proceeds from mortgages matured or
       collected.............................     24.6     10.5
     Purchase of available-for-sale fixed
       maturities............................   (175.2)  (145.2)
     Purchase of equity securities...........    --       (17.3)
     Purchase of other investments...........    (19.3)    (5.7)
     Other investing activities, net.........     13.8    --
                                               -------  -------
         Net cash provided by investing
           activities........................    134.5    --
                                               -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0
     Change in short term debt...............    --       --
                                               -------  -------
         Net cash provided by financing
           activities........................    --         4.0
                                               -------  -------
 Net change in cash and cash equivalents.....    (47.5)    22.1
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9
                                               -------  -------
 Cash and cash equivalents, end of period....  $  85.4  $ 239.9
                                               =======  =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

         NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1.  BASIS OF PRESENTATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended
June 30, 2000, the subsidiaries of AFLIAC had total revenue of $45.1 million and total benefits, losses and expenses of $31.0 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an interpretation of APB Opinion No. 25" ("FIN44"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a noncompensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 is effective July 1, 2000, but to the extent that it covers certain events occurring during the period after December 15, 1998, and certain other events occurring during the period after January 12, 2000, but before the effective date of July 1, 2000, the effects of applying the Interpretation are recognized on a prospective basis from July 1, 2000. The Company does not expect the application of FIN 44 to have a material impact on the Company's financial position or results of operations.

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"),

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

   NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133 ("Statement No. 138"), which further addresses the accounting for hedges and the application of certain exceptions to Statement No. 133. These statements are effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of the adoption of Statement No. 133 and Statement No. 138.

3.  SIGNIFICANT TRANSACTIONS

During the second quarter of 2000, the Company adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $4.6 million for the quarter ended June 30, 2000 as reflected in restructuring costs in the Consolidated Statements of Income.

During the second quarter 1999, AFLIAC's parent contributed $4.0 million in cash. There have been no capital contributions in 2000.

4.  FEDERAL INCOME TAXES

Federal income tax expense for the periods ended June 30, 2000 and 1999, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

5.  COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims,

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

   NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

                                                                                                         SELECT
                                                 INVESTMENT       MONEY       EQUITY     GOVERNMENT    AGGRESSIVE     SELECT
                                     GROWTH     GRADE INCOME     MARKET       INDEX         BOND         GROWTH       GROWTH
                                   ----------   -------------   ---------   ----------   -----------   ----------   -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $5,589,929    $39,901,389    $ 573,679   $4,047,990   $1,031,000    $2,694,884   $20,727,485
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................          --             --           --           --           --           --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................          --             --           --           --           --           --             --
Investments in shares of Delaware
  Group Premium Fund.............          --             --           --           --           --           --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............          --             --           --           --           --           --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................          --             --           --           --           --           --             --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................          --             --           --           --           --           --             --
Investment in shares of Warburg
  Pincus Trust...................          --             --           --           --           --           --             --
Investment in shares of PIMCO
  Variable Insurance Trust.......          --             --           --           --           --           --             --
Investment in shares of J.P.
  Morgan Series Trust II.........          --             --           --           --           --           --             --
Investment in shares of AIM
  Variable Insurance Funds.......          --             --           --           --           --           --             --
Investment in shares of The Alger
  American Fund Portfolios.......          --             --           --           --           --           --             --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............          --             --           --           --           --           --             --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............          --             --           --           --           --           --             --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......          --             --          163           --           --           --             --
                                   ----------    -----------    ---------   ----------   ----------    ----------   -----------
  Total assets...................   5,589,929     39,901,389      573,842    4,047,990    1,031,000    2,694,884     20,727,485

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............          29              9           --          212            3           10            254
                                   ----------    -----------    ---------   ----------   ----------    ----------   -----------
  Net assets.....................  $5,589,900    $39,901,380    $ 573,842   $4,047,778   $1,030,997    $2,694,874   $20,727,231
                                   ==========    ===========    =========   ==========   ==========    ==========   ===========

Net asset distribution by
  category:
  Variable life policies.........  $5,589,900    $39,901,380    $ 573,842   $4,047,778   $1,030,997    $2,694,874   $20,727,231
                                   ==========    ===========    =========   ==========   ==========    ==========   ===========

Units outstanding, June 30,
  2000...........................   2,002,070     28,820,643      437,465    1,342,054      774,048      986,112      6,268,127
Net asset value per unit,
  June 30, 2000..................  $ 2.792057    $  1.384466    $1.311721   $ 3.016119   $ 1.331952    $2.732843    $  3.306756

                                     SELECT        SELECT         SELECT
                                     GROWTH         VALUE      INTERNATIONAL
                                   AND INCOME    OPPORTUNITY      EQUITY
                                   -----------   -----------   -------------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $1,745,901    $24,378,368    $6,866,876
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................          --            --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................          --            --             --
Investments in shares of Delaware
  Group Premium Fund.............          --            --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............          --            --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................          --            --             --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................          --            --             --
Investment in shares of Warburg
  Pincus Trust...................          --            --             --
Investment in shares of PIMCO
  Variable Insurance Trust.......          --            --             --
Investment in shares of J.P.
  Morgan Series Trust II.........          --            --             --
Investment in shares of AIM
  Variable Insurance Funds.......          --            --             --
Investment in shares of The Alger
  American Fund Portfolios.......          --            --             --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............          --            --             --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............          --            --             --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......          --            --             --
                                   ----------    -----------    ----------
  Total assets...................   1,745,901    24,378,368      6,866,876
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............          --            76              2
                                   ----------    -----------    ----------
  Net assets.....................  $1,745,901    $24,378,292    $6,866,874
                                   ==========    ===========    ==========
Net asset distribution by
  category:
  Variable life policies.........  $1,745,901    $24,378,292    $6,866,874
                                   ==========    ===========    ==========
Units outstanding, June 30,
  2000...........................     716,861    12,500,759      3,143,779
Net asset value per unit,
  June 30, 2000..................  $ 2.435497    $ 1.950143     $ 2.184267

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2000 (UNAUDITED)

                                                     SELECT      SELECT      FIDELITY                     FIDELITY    FIDELITY
                                   SELECT CAPITAL   EMERGING    STRATEGIC    VIP HIGH    FIDELITY VIP       VIP          VIP
                                    APPRECIATION     MARKETS     GROWTH       INCOME     EQUITY-INCOME     GROWTH     OVERSEAS
                                   --------------   ---------   ---------   ----------   -------------   ----------   ---------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....    $ 954,121      $ 256,111   $  78,416   $       --     $      --     $       --   $      --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................           --             --          --    1,142,684       600,402      3,576,010     607,620
Investment in shares of T. Rowe
  Price International
  Series, Inc....................           --             --          --           --            --             --          --
Investments in shares of Delaware
  Group Premium Fund.............           --             --          --           --            --             --          --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............           --             --          --           --            --             --          --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................           --             --          --           --            --             --          --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................           --             --          --           --            --             --          --
Investment in shares of Warburg
  Pincus Trust...................           --             --          --           --            --             --          --
Investment in shares of PIMCO
  Variable Insurance Trust.......           --             --          --           --            --             --          --
Investment in shares of J.P.
  Morgan Series Trust II.........           --             --          --           --            --             --          --
Investment in shares of AIM
  Variable Insurance Funds.......           --             --          --           --            --             --          --
Investment in shares of The Alger
  American Fund Portfolios.......           --             --          --           --            --             --          --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............           --             --          --           --            --             --          --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............           --             --          --           --            --             --          --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......           --             --          --           --             2             --          --
                                     ---------      ---------   ---------   ----------     ---------     ----------   ---------
  Total assets...................      954,121        256,111      78,416    1,142,684       600,404      3,576,010     607,620

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............           --              3          --           --            --              5          --
                                     ---------      ---------   ---------   ----------     ---------     ----------   ---------
  Net assets.....................    $ 954,121      $ 256,108   $  78,416   $1,142,684     $ 600,404     $3,576,005   $ 607,620
                                     =========      =========   =========   ==========     =========     ==========   =========

Net asset distribution by
  category:
  Variable life policies.........    $ 954,121      $ 256,108   $  78,416   $1,142,684     $ 600,404     $3,576,005   $ 607,620
                                     =========      =========   =========   ==========     =========     ==========   =========

Units outstanding, June 30,
  2000...........................      364,761        170,347      67,773      782,244       295,882      1,006,225     293,109
Net asset value per unit,
  June 30, 2000..................    $2.615753      $1.503466   $1.157039   $ 1.460774     $2.029190     $ 3.553892   $2.073017

                                     FIDELITY       FIDELITY       Fidelity
                                   VIP II ASSET      VIP II         VIP II
                                     MANAGER      CONTRAFUND(a)    Index 500
                                   ------------   -------------   -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....   $       --      $      --     $        --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................    1,159,347             --      53,314,947
Investment in shares of T. Rowe
  Price International
  Series, Inc....................           --             --              --
Investments in shares of Delaware
  Group Premium Fund.............           --             --              --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............           --             --              --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................           --             --              --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................           --             --              --
Investment in shares of Warburg
  Pincus Trust...................           --             --              --
Investment in shares of PIMCO
  Variable Insurance Trust.......           --             --              --
Investment in shares of J.P.
  Morgan Series Trust II.........           --             --              --
Investment in shares of AIM
  Variable Insurance Funds.......           --             --              --
Investment in shares of The Alger
  American Fund Portfolios.......           --             --              --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............           --             --              --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............           --             --              --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company (Sponsor)......           --             --              --
                                    ----------      ---------     -----------
  Total assets...................    1,159,347             --      53,314,947
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............            5             --             123
                                    ----------      ---------     -----------
  Net assets.....................   $1,159,342      $      --     $53,314,824
                                    ==========      =========     ===========
Net asset distribution by
  category:
  Variable life policies.........   $1,159,342      $      --     $53,314,824
                                    ==========      =========     ===========
Units outstanding, June 30,
  2000...........................      587,657             --      46,606,748
Net asset value per unit,
  June 30, 2000..................   $ 1.972820      $1.000000     $  1.143929

(a) For the period ending June 30, 2000, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2000 (UNAUDITED)

                                              T. ROWE PRICE     DGPF                        DGPF        DGPF
                                              INTERNATIONAL   GROWTH &        DGPF         Capital      Cash        DGPF
                                                  STOCK        INCOME     DELCHESTER(a)   Reserves    Reserves     DelCap
                                              -------------   ---------   -------------   ---------   ---------   ---------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................   $       --     $     --      $      --     $      --   $      --   $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............           --           --             --            --          --          --
Investment in shares of T. Rowe Price
  International Series, Inc.................    1,319,035           --             --            --          --          --
Investments in shares of Delaware Group
  Premium Fund..............................           --       34,757             --            46     167,789      16,715
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............           --           --             --            --          --          --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............           --           --             --            --          --          --
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................           --           --             --            --          --          --
Investment in shares of Warburg Pincus
  Trust.....................................           --           --             --            --          --          --
Investment in shares of PIMCO Variable
  Insurance Trust...........................           --           --             --            --          --          --
Investment in shares of J.P. Morgan
  Series Trust II...........................           --           --             --            --          --          --
Investment in shares of AIM Variable
  Insurance Funds...........................           --           --             --            --          --          --
Investment in shares of The Alger American
  Fund Portfolios...........................           --           --             --            --          --          --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................           --           --             --            --          --          --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2)........           --           --             --            --          --          --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................           --           --             --            --          --          --
                                               ----------     ---------     ---------     ---------   ---------   ---------
  Total assets..............................    1,319,035       34,757             --            46     167,789      16,715

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...            6           --             --            --          --          --
                                               ----------     ---------     ---------     ---------   ---------   ---------
  Net assets................................   $1,319,029     $ 34,757      $      --     $      46   $ 167,789   $  16,715
                                               ==========     =========     =========     =========   =========   =========

Net asset distribution by category:
  Variable life policies....................   $1,319,029     $ 34,757      $      --     $      46   $ 167,789   $  16,715
                                               ==========     =========     =========     =========   =========   =========

Units outstanding, June 30, 2000............      779,649       35,288             --            46     166,378      20,288
Net asset value per unit, June 30, 2000.....   $ 1.691827     $0.984944     $1.000000     $1.010121   $1.009820   $0.823869

                                                                             DGPF
                                                DGPF          DGPF          Small
                                              Delaware    International      Cap         DGPF
                                              Balanced       Equity         Value        Trend
                                              ---------   -------------   ----------   ---------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --    $        --    $      --    $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --             --           --           --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --             --           --           --
Investments in shares of Delaware Group
  Premium Fund..............................      2,264     44,385,167          115       15,844
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............         --             --           --           --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............         --             --           --           --
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................         --             --           --           --
Investment in shares of Warburg Pincus
  Trust.....................................         --             --           --           --
Investment in shares of PIMCO Variable
  Insurance Trust...........................         --             --           --           --
Investment in shares of J.P. Morgan
  Series Trust II...........................         --             --           --           --
Investment in shares of AIM Variable
  Insurance Funds...........................         --             --           --           --
Investment in shares of The Alger American
  Fund Portfolios...........................         --             --           --           --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................         --             --           --           --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2)........         --             --           --           --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................         --             --           --           --
                                              ---------    -----------    ---------    ---------
  Total assets..............................      2,264     44,385,167          115       15,844
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --              3           --           --
                                              ---------    -----------    ---------    ---------
  Net assets................................  $   2,264    $44,385,164    $     115    $  15,844
                                              =========    ===========    =========    =========
Net asset distribution by category:
  Variable life policies....................  $   2,264    $44,385,164    $     115    $  15,844
                                              =========    ===========    =========    =========
Units outstanding, June 30, 2000............      2,127     29,631,832          105       18,030
Net asset value per unit, June 30, 2000.....  $1.064452    $  1.497886    $1.096433    $0.878753

(a) For the period ending June 30, 2000, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2000 (UNAUDITED)

                                                DGPF                    DGPF        DGPF                     DGPF
                                              STRATEGIC     DGPF      EMERGING     SOCIAL       DGPF      Aggressive    DGPF U.S.
                                               INCOME       DEVON      MARKETS    AWARENESS    REIT(a)      Growth       Growth
                                              ---------   ---------   ---------   ---------   ---------   ----------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --   $      --   $      --   $     --    $      --   $      --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --          --          --         --           --          --            --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --          --          --         --           --          --            --
Investments in shares of Delaware Group
  Premium Fund..............................         16      16,766         736      4,964           --      40,067         3,932
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............         --          --          --         --           --          --            --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............         --          --          --         --           --          --            --
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................         --          --          --         --           --          --            --
Investment in shares of Warburg Pincus
  Trust.....................................         --          --          --         --           --          --            --
Investment in shares of PIMCO Variable
  Insurance Trust...........................         --          --          --         --           --          --            --
Investment in shares of J.P. Morgan
  Series Trust II...........................         --          --          --         --           --          --            --
Investment in shares of AIM Variable
  Insurance Funds...........................         --          --          --         --           --          --            --
Investment in shares of The Alger American
  Fund Portfolios...........................         --          --          --         --           --          --            --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................         --          --          --         --           --          --            --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2) .......         --          --          --         --           --          --            --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................         --          --          --         --           --          --            --
                                              ---------   ---------   ---------   ---------   ---------   ---------     ---------
  Total assets..............................         16      16,766         736      4,964           --      40,067         3,932

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --          --          --         --           --          --            --
                                              ---------   ---------   ---------   ---------   ---------   ---------     ---------
  Net assets................................  $      16   $  16,766   $     736   $  4,964    $      --   $  40,067     $   3,932
                                              =========   =========   =========   =========   =========   =========     =========

Net asset distribution by category:
  Variable life policies....................  $      16   $  16,766   $     736   $  4,964    $      --   $  40,067     $   3,932
                                              =========   =========   =========   =========   =========   =========     =========

Units outstanding, June 30, 2000............         16      15,099         821      5,071           --      48,570         3,818
Net asset value per unit, June 30, 2000.....  $1.005753   $1.110420   $0.897353   $0.978353   $1.000000   $0.824947     $1.029856

                                               INVESCO      INVESCO
                                                 VIF          VIF           MDSW
                                                Equity       Total         Fixed
                                                Income       Return        Income
                                              ----------   ----------   ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --    $      --    $        --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --           --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --           --             --
Investments in shares of Delaware Group
  Premium Fund..............................         --           --             --
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............        416           14             --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............         --           --     30,582,707
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................         --           --             --
Investment in shares of Warburg Pincus
  Trust.....................................         --           --             --
Investment in shares of PIMCO Variable
  Insurance Trust...........................         --           --             --
Investment in shares of J.P. Morgan
  Series Trust II...........................         --           --             --
Investment in shares of AIM Variable
  Insurance Funds...........................         --           --             --
Investment in shares of The Alger American
  Fund Portfolios...........................         --           --             --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................         --           --             --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2) .......         --           --             --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................         --           --             12
                                              ---------    ---------    -----------
  Total assets..............................        416           14     30,582,719
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --           --             --
                                              ---------    ---------    -----------
  Net assets................................  $     416    $      14    $30,582,719
                                              =========    =========    ===========
Net asset distribution by category:
  Variable life policies....................  $     416    $      14    $30,582,719
                                              =========    =========    ===========
Units outstanding, June 30, 2000............        222           10     27,812,262
Net asset value per unit, June 30, 2000.....  $1.878237    $1.334202    $  1.099606

(a) For the period ending June 30, 2000, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2000 (UNAUDITED)

                                                                 Goldman                     Warburg
                                                  GOLDMAN       Sachs VIT      Goldman       Pincus       Warburg
                                                 SACHS VIT         CORE         Sachs        Global       Pincus     Deutsche
                                                 CORE LARGE       Small          VIT          Post-        Small      Equity
                                      MSDW          CAP            Cap         Capital       Venture      Company       500
                                   TECHNOLOGY    GROWTH(a)      Equity(a)     Growth(a)    Capital(a)    Growth(a)   Index(a)
                                   ----------   ------------   ------------   ----------   -----------   ---------   ---------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $      --     $      --      $      --     $      --     $      --    $     --    $      --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................         --            --             --            --            --          --           --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................         --            --             --            --            --          --           --
Investments in shares of Delaware
  Group Premium Fund.............         --            --             --            --            --          --           --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............         --            --             --            --            --          --           --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................    119,942            --             --            --            --          --           --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................         --            --             --            --            --          --           --
Investment in shares of Warburg
  Pincus Trust...................         --            --             --            --            --          --           --
Investment in shares of Deutsche
  Asset Management VIT Funds.....         --            --             --            --            --          --           --
Investment in shares of PIMCO
  Variable Insurance Trust.......         --            --             --            --            --          --           --
Investment in shares of J.P.
  Morgan Series Trust II.........         --            --             --            --            --          --           --
Investment in shares of AIM
  Variable Insurance Funds.......         --            --             --            --            --          --           --
Investment in shares of The Alger
  American Fund Portfolios.......         --            --             --            --            --          --           --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............         --            --             --            --            --          --           --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............         --            --             --            --            --          --           --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company
  (Sponsor)......................         --            --             --            --            --          --           --
                                   ---------     ---------      ---------     ---------     ---------    ---------   ---------
  Total assets...................    119,942            --             --            --            --          --           --

LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............         --            --             --            --            --          --           --
                                   ---------     ---------      ---------     ---------     ---------    ---------   ---------
  Net assets.....................  $ 119,942     $      --      $      --     $      --     $      --    $     --    $      --
                                   =========     =========      =========     =========     =========    =========   =========

Net asset distribution by
  category:
  Variable life policies.........  $ 119,942     $      --      $      --     $      --     $      --    $     --    $      --
                                   =========     =========      =========     =========     =========    =========   =========

Units outstanding, June 30,
  2000...........................     99,564            --             --            --            --          --           --
Net asset value per unit,
  June 30, 2000..................  $1.204681     $1.000000      $1.000000     $1.000000     $1.000000    $1.000000   $1.000000

                                                  PIMCO
                                                  Total
                                   Deutsche       Return         J.P.
                                     Small         Bond         Morgan
                                      Cap       Portfolio        Small
                                   Index(a)       II(a)       Company(a)
                                   ---------   ------------   -----------
ASSETS:
Investments in shares of
  Allmerica Investment Trust.....  $      --    $      --      $      --
Investments in shares of Fidelity
  Variable Insurance Products
  Funds (VIP)....................         --           --             --
Investment in shares of T. Rowe
  Price International
  Series, Inc....................         --           --             --
Investments in shares of Delaware
  Group Premium Fund.............         --           --             --
Investments in shares of INVESCO
  Variable Investment
  Funds, Inc. (VIF)..............         --           --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.
  (MSDW).........................         --           --             --
Investment in shares of Goldman
  Sachs Variable Insurance
  Trust..........................         --           --             --
Investment in shares of Warburg
  Pincus Trust...................         --           --             --
Investment in shares of Deutsche
  Asset Management VIT Funds.....         --           --             --
Investment in shares of PIMCO
  Variable Insurance Trust.......         --           --             --
Investment in shares of J.P.
  Morgan Series Trust II.........         --           --             --
Investment in shares of AIM
  Variable Insurance Funds.......         --           --             --
Investment in shares of The Alger
  American Fund Portfolios.......         --           --             --
Investment in shares of Alliance
  Variable Products
  Series Fund, Inc...............         --           --             --
Investment in shares of Franklin
  Templeton Insurance Products
  Trust (Class 2) ...............         --           --             --
Receivable from Allmerica
  Financial Life Insurance and
  Annuity Company
  (Sponsor)......................         --           --             --
                                   ---------    ---------      ---------
  Total assets...................         --           --             --
LIABILITIES:
Payable to Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)..............         --           --             --
                                   ---------    ---------      ---------
  Net assets.....................  $      --    $      --      $      --
                                   =========    =========      =========
Net asset distribution by
  category:
  Variable life policies.........  $      --    $      --      $      --
                                   =========    =========      =========
Units outstanding, June 30,
  2000...........................         --           --             --
Net asset value per unit,
  June 30, 2000..................  $1.000000    $1.000000      $1.000000

(a) For the period ending June 30, 2000, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                           JUNE 30, 2000 (UNAUDITED)

                                                                                                                Alliance
                                                                                                                 Growth
                                                             AIM                      Alger          Alger         and
                                                 AIM        V.I.         AIM         American      American      Income
                                                V.I.        HIGH        V.I.          Small        Leveraged     (Class
                                               GROWTH     YIELD(a)    Value(a)    Capitalization   AllCap(a)      B)(a)
                                              ---------   ---------   ---------   --------------   ---------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --   $      --   $      --     $      --      $     --     $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --          --          --            --            --            --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --          --          --            --            --            --
Investments in shares of Delaware Group
  Premium Fund..............................         --          --          --            --            --            --
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............         --          --          --            --            --            --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............         --          --          --            --            --            --
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................         --          --          --            --            --            --
Investment in shares of Warburg Pincus
  Trust.....................................         --          --          --            --            --            --
Investment in shares of PIMCO Variable
  Insurance Trust...........................         --          --          --            --            --            --
Investment in shares of J.P. Morgan
  Series Trust II...........................         --          --          --            --            --            --
Investment in shares of AIM Variable
  Insurance Funds...........................         81          --          --            --            --            --
Investment in shares of The Alger American
  Fund Portfolios...........................         --          --          --            38            --            --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................         --          --          --            --            --            --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2) .......         --          --          --            --            --            --
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................         --          --          --            --            --            --
                                              ---------   ---------   ---------     ---------      ---------    ---------
  Total assets..............................         81          --          --            38            --            --

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --          --          --            --            --            --
                                              ---------   ---------   ---------     ---------      ---------    ---------
  Net assets................................  $      81   $      --   $      --     $      38      $     --     $      --
                                              =========   =========   =========     =========      =========    =========

Net asset distribution by category:
  Variable life policies....................  $      81   $      --   $      --     $      38      $     --     $      --
                                              =========   =========   =========     =========      =========    =========

Units outstanding, June 30, 2000............         82          --          --            35            --            --
Net asset value per unit, June 30, 2000.....  $0.991351   $1.000000   $1.000000     $1.068749      $1.000000    $1.000000


                                               Alliance      Templeton
                                              Technology   International
                                              (Class B)     Securities
                                              ----------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust..........................  $      --      $      --
Investments in shares of Fidelity Variable
  Insurance Products Funds (VIP)............         --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................         --             --
Investments in shares of Delaware Group
  Premium Fund..............................         --             --
Investments in shares of INVESCO Variable
  Investment Funds, Inc. (VIF)..............         --             --
Investment in shares of Morgan Stanley
  Universal Funds, Inc. (MSDW)..............         --             --
Investment in shares of Goldman Sachs
  Variable Insurance Trust..................         --             --
Investment in shares of Warburg Pincus
  Trust.....................................         --
Investment in shares of PIMCO Variable
  Insurance Trust...........................         --             --
Investment in shares of J.P. Morgan
  Series Trust II...........................         --             --
Investment in shares of AIM Variable
  Insurance Funds...........................         --             --
Investment in shares of The Alger American
  Fund Portfolios...........................         --             --
Investment in shares of Alliance Variable
  Products Series Fund, Inc.................         35             --
Investment in shares of Franklin Templeton
  Insurance Products Trust (Class 2) .......         --             35
Receivable from Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor).................................         --             --
                                              ---------      ---------
  Total assets..............................         35             35
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...         --             --
                                              ---------      ---------
  Net assets................................  $      35      $      35
                                              =========      =========
Net asset distribution by category:
  Variable life policies....................  $      35      $      35
                                              =========      =========
Units outstanding, June 30, 2000............         35             35
Net asset value per unit, June 30, 2000.....  $1.002846      $1.005400

(a) For the period ending June 30, 2000, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                       GROWTH                               INVESTMENT GRADE INCOME
                                     ------------------------------------------    ------------------------------------------
                                                              FOR THE                                       FOR THE
                                       FOR THE               YEAR ENDED              FOR THE               YEAR ENDED
                                     PERIOD ENDED           DECEMBER 31,           PERIOD ENDED           DECEMBER 31,
                                       JUNE 30,      --------------------------      JUNE 30,      --------------------------
                                         2000           1999           1998            2000           1999           1998
                                     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                     ------------    -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................     $  11,945       $ 23,481       $ 24,155       $1,059,112     $1,343,154      $882,578

EXPENSES:
  Mortality and expense risk
    fees.........................         2,394          4,376          9,398           57,467         91,954        72,441
  Administrative expense fees....           665          1,216          2,610           15,964         25,544        20,123
                                      ---------       --------       --------       ----------     ----------      --------
  Total expenses.................         3,059          5,592         12,008           73,431        117,498        92,564
                                      ---------       --------       --------       ----------     ----------      --------
    Net investment income
      (loss).....................         8,886         17,889         12,147          985,681      1,225,656       790,014
                                      ---------       --------       --------       ----------     ----------      --------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......       547,020        286,696         21,129               --         18,099            --
  Net realized gain (loss) from
    sales of investments.........        18,114         47,530         (4,698)         (41,757)       (42,607)       20,005
                                      ---------       --------       --------       ----------     ----------      --------
    Net realized gain (loss).....       565,134        334,226         16,431          (41,757)       (24,508)       20,005
  Net unrealized gain (loss).....      (522,292)       456,438        330,418          (86,342)    (1,572,308)      166,355
                                      ---------       --------       --------       ----------     ----------      --------
    Net realized and unrealized
      gain (loss)................        42,842        790,664        346,849         (128,099)    (1,596,816)      186,360
                                      ---------       --------       --------       ----------     ----------      --------
    Net increase (decrease) in
      net assets from
      operations.................     $  51,728       $808,553       $358,996       $  857,582     $ (371,160)     $976,374
                                      =========       ========       ========       ==========     ==========      ========

                                                  MONEY MARKET
                                   ------------------------------------------
                                                            FOR THE
                                     FOR THE               YEAR ENDED
                                   PERIOD ENDED           DECEMBER 31,
                                     JUNE 30,      --------------------------
                                       2000           1999           1998
                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                   ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................    $64,197         $63,607       $222,239
EXPENSES:
  Mortality and expense risk
    fees.........................      6,689           5,960         17,011
  Administrative expense fees....      1,859           1,656          4,725
                                     -------         -------       --------
  Total expenses.................      8,548           7,616         21,736
                                     -------         -------       --------
    Net investment income
      (loss).....................     55,649          55,991        200,503
                                     -------         -------       --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......         --              --             --
  Net realized gain (loss) from
    sales of investments.........         --              --             --
                                     -------         -------       --------
    Net realized gain (loss).....         --              --             --
  Net unrealized gain (loss).....         --              --             --
                                     -------         -------       --------
    Net realized and unrealized
      gain (loss)................         --              --             --
                                     -------         -------       --------
    Net increase (decrease) in
      net assets from
      operations.................    $55,649         $55,991       $200,503
                                     =======         =======       ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                    EQUITY INDEX                                GOVERNMENT BOND
                                     ------------------------------------------    ------------------------------------------
                                                              FOR THE                                       FOR THE
                                       FOR THE               YEAR ENDED              FOR THE               YEAR ENDED
                                     PERIOD ENDED           DECEMBER 31,           PERIOD ENDED           DECEMBER 31,
                                       JUNE 30,      --------------------------      JUNE 30,      --------------------------
                                         2000           1999           1998            2000           1999           1998
                                     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                     ------------    -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................     $  16,825      $  130,745     $  340,554       $ 29,291        $1,412         $  911

EXPENSES:
  Mortality and expense risk
    fees.........................         7,640          76,555         96,105            883            61             80
  Administrative expense fees....         2,123          21,267         26,697            245            17             23
                                      ---------      -----------    ----------       --------        ------         ------
  Total expenses.................         9,763          97,822        122,802          1,128            78            103
                                      ---------      -----------    ----------       --------        ------         ------
    Net investment income
      (loss).....................         7,062          32,923        217,752         28,163         1,334            808
                                      ---------      -----------    ----------       --------        ------         ------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......       396,801           3,576      1,091,932             --            --             --
  Net realized gain (loss) from
    sales of investments.........        62,214      11,658,579        313,038            204          (153)           926
                                      ---------      -----------    ----------       --------        ------         ------
    Net realized gain (loss).....       459,015      11,662,155      1,404,970            204          (153)           926
  Net unrealized gain (loss).....      (445,490)     (7,166,459)     5,974,791         (3,021)         (596)            83
                                      ---------      -----------    ----------       --------        ------         ------
    Net realized and unrealized
      gain (loss)................        13,525       4,495,696      7,379,761         (2,817)         (749)         1,009
                                      ---------      -----------    ----------       --------        ------         ------
    Net increase (decrease) in
      net assets from
      operations.................     $  20,587      $4,528,619     $7,597,513       $ 25,346        $  585         $1,817
                                      =========      ===========    ==========       ========        ======         ======

                                            SELECT AGGRESSIVE GROWTH
                                   ------------------------------------------
                                                            FOR THE
                                     FOR THE               YEAR ENDED
                                   PERIOD ENDED           DECEMBER 31,
                                     JUNE 30,      --------------------------
                                       2000           1999           1998
                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                   ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................   $      --       $     --        $    --
EXPENSES:
  Mortality and expense risk
    fees.........................       4,132          4,457          3,092
  Administrative expense fees....       1,148          1,238            858
                                    ---------       --------        -------
  Total expenses.................       5,280          5,695          3,950
                                    ---------       --------        -------
    Net investment income
      (loss).....................      (5,280)        (5,695)        (3,950)
                                    ---------       --------        -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......     478,859             --             --
  Net realized gain (loss) from
    sales of investments.........      20,423         16,919         (3,058)
                                    ---------       --------        -------
    Net realized gain (loss).....     499,282         16,919         (3,058)
  Net unrealized gain (loss).....    (394,331)       356,020         42,784
                                    ---------       --------        -------
    Net realized and unrealized
      gain (loss)................     104,951        372,939         39,726
                                    ---------       --------        -------
    Net increase (decrease) in
      net assets from
      operations.................   $  99,671       $367,244        $35,776
                                    =========       ========        =======

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   SELECT GROWTH                            SELECT GROWTH AND INCOME
                                     ------------------------------------------    ------------------------------------------
                                                              FOR THE                                       FOR THE
                                       FOR THE               YEAR ENDED              FOR THE               YEAR ENDED
                                     PERIOD ENDED           DECEMBER 31,           PERIOD ENDED           DECEMBER 31,
                                       JUNE 30,      --------------------------      JUNE 30,      --------------------------
                                         2000           1999           1998            2000           1999           1998
                                     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                     ------------    -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................    $        --     $    8,328     $    7,079      $   6,655        $ 3,501        $ 2,753

EXPENSES:
  Mortality and expense risk
    fees.........................         42,928         65,337         45,570          2,642          1,457          1,234
  Administrative expense fees....         11,925         18,150         12,659            734            405            342
                                     -----------     ----------     ----------      ---------        -------        -------
  Total expenses.................         54,853         83,487         58,229          3,376          1,862          1,576
                                     -----------     ----------     ----------      ---------        -------        -------
    Net investment income
      (loss).....................        (54,853)       (75,159)       (51,150)         3,279          1,639          1,177
                                     -----------     ----------     ----------      ---------        -------        -------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......      2,411,948        529,243         93,491        288,694         23,247            922
  Net realized gain (loss) from
    sales of investments.........        228,527        518,323        576,009          2,098          1,849          1,778
                                     -----------     ----------     ----------      ---------        -------        -------
    Net realized gain (loss).....      2,640,475      1,047,566        669,500        290,792         25,096          2,700
  Net unrealized gain (loss).....     (3,133,334)     3,239,541      2,339,939       (256,680)        22,927         25,056
                                     -----------     ----------     ----------      ---------        -------        -------
    Net realized and unrealized
      gain (loss)................       (492,859)     4,287,107      3,009,439         34,112         48,023         27,756
                                     -----------     ----------     ----------      ---------        -------        -------
    Net increase (decrease) in
      net assets from
      operations.................    $  (547,712)    $4,211,948     $2,958,289      $  37,391        $49,662        $28,933
                                     ===========     ==========     ==========      =========        =======        =======

                                            SELECT VALUE OPPORTUNITY
                                   ------------------------------------------
                                                            FOR THE
                                     FOR THE               YEAR ENDED
                                   PERIOD ENDED           DECEMBER 31,
                                     JUNE 30,      --------------------------
                                       2000           1999           1998
                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                   ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................   $   86,459     $      118       $ 5,317
EXPENSES:
  Mortality and expense risk
    fees.........................       48,207         50,465         1,990
  Administrative expense fees....       13,392         14,018           553
                                    ----------     -----------      -------
  Total expenses.................       61,599         64,483         2,543
                                    ----------     -----------      -------
    Net investment income
      (loss).....................       24,860        (64,365)        2,774
                                    ----------     -----------      -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......      225,949      1,173,968         1,651
  Net realized gain (loss) from
    sales of investments.........       12,127        (58,716)       (3,746)
                                    ----------     -----------      -------
    Net realized gain (loss).....      238,076      1,115,252        (2,095)
  Net unrealized gain (loss).....    2,271,004     (2,332,303)       16,497
                                    ----------     -----------      -------
    Net realized and unrealized
      gain (loss)................    2,509,080     (1,217,051)       14,402
                                    ----------     -----------      -------
    Net increase (decrease) in
      net assets from
      operations.................   $2,533,940     $(1,281,416)     $17,176
                                    ==========     ===========      =======

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            SELECT INTERNATIONAL EQUITY                   SELECT CAPITAL APPRECIATION
                                     ------------------------------------------    ------------------------------------------
                                                              FOR THE                                       FOR THE
                                       FOR THE               YEAR ENDED              FOR THE               YEAR ENDED
                                     PERIOD ENDED           DECEMBER 31,           PERIOD ENDED           DECEMBER 31,
                                       JUNE 30,      --------------------------      JUNE 30,      --------------------------
                                         2000           1999           1998            2000           1999           1998
                                     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                     ------------    -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................     $  31,722      $       --     $  117,829       $    --         $    --        $    --

EXPENSES:
  Mortality and expense risk
    fees.........................        13,479          33,034         42,253         1,713           1,316            715
  Administrative expense fees....         3,744           9,177         11,737           475             365            199
                                      ---------      ----------     ----------       -------         -------        -------
  Total expenses.................        17,223          42,211         53,990         2,188           1,681            914
                                      ---------      ----------     ----------       -------         -------        -------
    Net investment income
      (loss).....................        14,499         (42,211)        63,839        (2,188)         (1,681)          (914)
                                      ---------      ----------     ----------       -------         -------        -------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......       216,644              --             --        30,506             412         37,550
  Net realized gain (loss) from
    sales of investments.........        93,191         803,256         77,352         7,427              28           (803)
                                      ---------      ----------     ----------       -------         -------        -------
    Net realized gain (loss).....       309,835         803,256         77,352        37,933             440         36,747
  Net unrealized gain (loss).....      (410,157)        900,525      1,085,145         7,931          74,213        (13,375)
                                      ---------      ----------     ----------       -------         -------        -------
    Net realized and unrealized
      gain (loss)................      (100,322)      1,703,781      1,162,497        45,864          74,653         23,372
                                      ---------      ----------     ----------       -------         -------        -------
    Net increase (decrease) in
      net assets from
      operations.................     $ (85,823)     $1,661,570     $1,226,336       $43,676         $72,972        $22,458
                                      =========      ==========     ==========       =======         =======        =======


                                              SELECT EMERGING MARKETS
                                   ---------------------------------------------
                                     FOR THE         FOR THE          FOR THE
                                   PERIOD ENDED     YEAR ENDED        PERIOD
                                     JUNE 30,      DECEMBER 31,      11/9/98*
                                       2000            1999         TO 12/31/98
                                   (UNAUDITED)     (UNAUDITED)      (UNAUDITED)
                                   ------------    ------------    -------------
INVESTMENT INCOME:
  Dividends......................    $    347         $  100           $ --
EXPENSES:
  Mortality and expense risk
    fees.........................         240             32             --
  Administrative expense fees....          67              8             --
                                     --------         ------           ----
  Total expenses.................         307             40             --
                                     --------         ------           ----
    Net investment income
      (loss).....................          40             60             --
                                     --------         ------           ----
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......          --             --             --
  Net realized gain (loss) from
    sales of investments.........         339             21             --
                                     --------         ------           ----
    Net realized gain (loss).....         339             21             --
  Net unrealized gain (loss).....     (12,457)         5,716             --
                                     --------         ------           ----
    Net realized and unrealized
      gain (loss)................     (12,118)         5,737             --
                                     --------         ------           ----
    Net increase (decrease) in
      net assets from
      operations.................    $(12,078)        $5,797           $ --
                                     ========         ======           ====

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                        FIDELITY VIP HIGH INCOME
                                                  SELECT STRATEGIC GROWTH      ------------------------------------------
                                                ---------------------------                             FOR THE
                                                  FOR THE         FOR THE        FOR THE               YEAR ENDED
                                                PERIOD ENDED      PERIOD       PERIOD ENDED           DECEMBER 31,
                                                  JUNE 30,        3/5/99*        JUNE 30,      --------------------------
                                                    2000        TO 12/31/99        2000           1999           1998
                                                (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                                ------------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................       $    4          $ 40          $ 18,351        $ 8,271        $ 3,501

EXPENSES:
  Mortality and expense risk fees...........           82            16             1,852            613            277
  Administrative expense fees...............           22             4               514            170             77
                                                   ------          ----          --------        -------        -------
  Total expenses............................          104            20             2,366            783            354
                                                   ------          ----          --------        -------        -------
    Net investment income (loss)............         (100)           20            15,985          7,488          3,147
                                                   ------          ----          --------        -------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          654            --                --            309          2,225
  Net realized gain (loss) from sales of
    investments.............................         (274)          (17)          (34,957)        (2,862)          (683)
                                                   ------          ----          --------        -------        -------
    Net realized gain (loss)................          380           (17)          (34,957)        (2,553)         1,542
  Net unrealized gain (loss)................        5,437           918           (45,623)         2,236         (8,346)
                                                   ------          ----          --------        -------        -------
    Net realized and unrealized gain
      (loss)................................        5,817           901           (80,580)          (317)        (6,804)
                                                   ------          ----          --------        -------        -------
    Net increase (decrease) in net assets
      from operations.......................       $5,717          $921          $(64,595)       $ 7,171        $(3,657)
                                                   ======          ====          ========        =======        =======

                                                      FIDELITY VIP EQUITY-INCOME
                                              ------------------------------------------
                                                                       FOR THE
                                                FOR THE               YEAR ENDED
                                              PERIOD ENDED           DECEMBER 31,
                                                JUNE 30,      --------------------------
                                                  2000           1999           1998
                                              (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................    $  6,947        $2,402         $   898
EXPENSES:
  Mortality and expense risk fees...........       1,553         1,158             445
  Administrative expense fees...............         432           321             124
                                                --------        ------         -------
  Total expenses............................       1,985         1,479             569
                                                --------        ------         -------
    Net investment income (loss)............       4,962           923             329
                                                --------        ------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................      26,171         5,309           3,197
  Net realized gain (loss) from sales of
    investments.............................      (3,153)        3,125             802
                                                --------        ------         -------
    Net realized gain (loss)................      23,018         8,434           3,999
  Net unrealized gain (loss)................     (28,295)         (277)          5,752
                                                --------        ------         -------
    Net realized and unrealized gain
      (loss)................................      (5,277)        8,157           9,751
                                                --------        ------         -------
    Net increase (decrease) in net assets
      from operations.......................    $   (315)       $9,080         $10,080
                                                ========        ======         =======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                FIDELITY VIP GROWTH                          FIDELITY VIP OVERSEAS
                                     ------------------------------------------    ------------------------------------------
                                                              FOR THE                                       FOR THE
                                       FOR THE               YEAR ENDED              FOR THE               YEAR ENDED
                                     PERIOD ENDED           DECEMBER 31,           PERIOD ENDED           DECEMBER 31,
                                       JUNE 30,      --------------------------      JUNE 30,      --------------------------
                                         2000           1999           1998            2000           1999           1998
                                     (UNAUDITED)     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                     ------------    -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................      $  2,189       $  2,233       $  1,819        $ 1,606         $ 1,054        $1,056

EXPENSES:
  Mortality and expense risk
    fees.........................         6,427          5,307          1,810            344             393           265
  Administrative expense fees....         1,785          1,474            502             95             109            73
                                       --------       --------       --------        -------         -------        ------
  Total expenses.................         8,212          6,781          2,312            439             502           338
                                       --------       --------       --------        -------         -------        ------
    Net investment income
      (loss).....................        (6,023)        (4,548)          (493)         1,167             552           718
                                       --------       --------       --------        -------         -------        ------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......       217,791        140,400         47,583         10,112           1,699         3,112
  Net realized gain (loss) from
    sales of investments.........        22,663        114,230         37,911          6,025           1,721           165
                                       --------       --------       --------        -------         -------        ------
    Net realized gain (loss).....       240,454        254,630         85,494         16,137           3,420         3,277
  Net unrealized gain (loss).....       (90,597)       242,219        115,549         11,475          30,111         1,086
                                       --------       --------       --------        -------         -------        ------
    Net realized and unrealized
      gain (loss)................       149,857        496,849        201,043         27,612          33,531         4,363
                                       --------       --------       --------        -------         -------        ------
    Net increase (decrease) in
      net assets from
      operations.................      $143,834       $492,301       $200,550        $28,779         $34,083        $5,081
                                       ========       ========       ========        =======         =======        ======

                                         FIDELITY VIP II ASSET MANAGER
                                   ------------------------------------------
                                                            FOR THE
                                     FOR THE               YEAR ENDED
                                   PERIOD ENDED           DECEMBER 31,
                                     JUNE 30,      --------------------------
                                       2000           1999           1998
                                   (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                   ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends......................   $  29,783        $20,569        $11,971
EXPENSES:
  Mortality and expense risk
    fees.........................         616            976          2,083
  Administrative expense fees....         171            271            579
                                    ---------        -------        -------
  Total expenses.................         787          1,247          2,662
                                    ---------        -------        -------
    Net investment income
      (loss).....................      28,996         19,322          9,309
                                    ---------        -------        -------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......      70,166         26,054         35,913
  Net realized gain (loss) from
    sales of investments.........      (1,487)         1,785          5,268
                                    ---------        -------        -------
    Net realized gain (loss).....      68,679         27,839         41,181
  Net unrealized gain (loss).....    (103,491)        12,862         15,917
                                    ---------        -------        -------
    Net realized and unrealized
      gain (loss)................     (34,812)        40,701         57,098
                                    ---------        -------        -------
    Net increase (decrease) in
      net assets from
      operations.................   $  (5,816)       $60,023        $66,407
                                    =========        =======        =======

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                   T. ROWE PRICE INTERNATIONAL STOCK
                                                 FIDELITY VIP II INDEX 500     ------------------------------------------
                                                ---------------------------                             FOR THE
                                                  FOR THE         FOR THE        FOR THE               YEAR ENDED
                                                PERIOD ENDED      PERIOD       PERIOD ENDED           DECEMBER 31,
                                                  JUNE 30,      5/4/99* TO       JUNE 30,      --------------------------
                                                    2000         12/31/99          2000           1999           1998
                                                (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                                ------------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................    $   526,695     $       --       $     --       $  2,334        $ 4,272

EXPENSES:
  Mortality and expense risk fees...........         71,953         44,356          2,004          1,945          1,046
  Administrative expense fees...............         19,988         12,321            557            540            291
                                                -----------     ----------       --------       --------        -------
  Total expenses............................         91,941         56,677          2,561          2,485          1,337
                                                -----------     ----------       --------       --------        -------
    Net investment income (loss)............        434,754        (56,677)        (2,561)          (151)         2,935
                                                -----------     ----------       --------       --------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................        230,232             --             --          7,335          1,508
  Net realized gain (loss) from sales of
    investments.............................         54,224          1,274         11,104          1,538            318
                                                -----------     ----------       --------       --------        -------
    Net realized gain (loss)................        284,456          1,274         11,104          8,873          1,826
  Net unrealized gain (loss)................     (1,064,101)     4,566,606        (18,281)       144,131         23,676
                                                -----------     ----------       --------       --------        -------
    Net realized and unrealized gain
      (loss)................................       (779,645)     4,567,880         (7,177)       153,004         25,502
                                                -----------     ----------       --------       --------        -------
    Net increase (decrease) in net assets
      from operations.......................    $  (344,891)    $4,511,203       $ (9,738)      $152,853        $28,437
                                                ===========     ==========       ========       ========        =======

                                                 DGPF           DGPF           DGPF
                                                GROWTH         CAPITAL         CASH
                                               & INCOME       RESERVES       RESERVES
                                              -----------    -----------    -----------
                                                FOR THE        FOR THE        FOR THE
                                                PERIOD         PERIOD         PERIOD
                                              4/5/00* TO     4/5/00* TO     4/28/00* TO
                                               06/30/00       06/30/00       06/30/00
                                              (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                              -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................    $   231         $ --          $1,650
EXPENSES:
  Mortality and expense risk fees...........         29           --             166
  Administrative expense fees...............          8           --              46
                                                -------         ----          ------
  Total expenses............................         37           --             212
                                                -------         ----          ------
    Net investment income (loss)............        194           --           1,438
                                                -------         ----          ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         --           --              --
  Net realized gain (loss) from sales of
    investments.............................         --           --              --
                                                -------         ----          ------
    Net realized gain (loss)................         --           --              --
  Net unrealized gain (loss)................     (1,678)          --              --
                                                -------         ----          ------
    Net realized and unrealized gain
      (loss)................................     (1,678)          --              --
                                                -------         ----          ------
    Net increase (decrease) in net assets
      from operations.......................    $(1,484)        $ --          $1,438
                                                =======         ====          ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                  DGPF
                                                   DGPF         DELAWARE              DGPF INTERNATIONAL EQUITY
                                                  DELCAP        BALANCED      ------------------------------------------
                                                -----------    -----------                             FOR THE
                                                  FOR THE        FOR THE        FOR THE               YEAR ENDED
                                                  PERIOD         PERIOD       PERIOD ENDED           DECEMBER 31,
                                                3/8/00* TO     3/8/00* TO       JUNE 30,      --------------------------
                                                  6/30/00        6/30/00          2000           1999           1998
                                                (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                                -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................       $ --            $ 6        $   965,713     $  183,862      $ 11,680

EXPENSES:
  Mortality and expense risk fees...........          9              3             58,105         39,715        13,208
  Administrative expense fees...............          3             --             16,141         11,032         3,669
                                                   ----            ---        -----------     ----------      --------
  Total expenses............................         12              3             74,246         50,747        16,877
                                                   ----            ---        -----------     ----------      --------
    Net investment income (loss)............        (12)             3            891,467        133,115        (5,197)
                                                   ----            ---        -----------     ----------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         14              2            791,646         13,428            --
  Net realized gain (loss) from sales of
    investments.............................         --             --              2,663         20,862         7,893
                                                   ----            ---        -----------     ----------      --------
    Net realized gain (loss)................         14              2            794,309         34,290         7,893
  Net unrealized gain (loss)................        783             84         (1,555,989)     2,827,542       442,761
                                                   ----            ---        -----------     ----------      --------
    Net realized and unrealized gain
      (loss)................................        797             86           (761,680)     2,861,832       450,654
                                                   ----            ---        -----------     ----------      --------
    Net increase (decrease) in net assets
      from operations.......................       $785            $89        $   129,787     $2,994,947      $445,457
                                                   ====            ===        ===========     ==========      ========

                                                 DGPF                          DGPF
                                               SMALL CAP        DGPF         STRATEGIC
                                                 VALUE          TREND         INCOME
                                              -----------    -----------    -----------
                                                FOR THE        FOR THE        FOR THE
                                                PERIOD         PERIOD         PERIOD
                                              3/8/00* TO     3/8/00* TO     3/8/00* TO
                                                6/30/00        6/30/00        6/30/00
                                              (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                              -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................     $ --          $   --          $ --
EXPENSES:
  Mortality and expense risk fees...........       --               7            --
  Administrative expense fees...............       --               2            --
                                                 ----          ------          ----
  Total expenses............................       --               9            --
                                                 ----          ------          ----
    Net investment income (loss)............       --              (9)           --
                                                 ----          ------          ----
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................       --               8            --
  Net realized gain (loss) from sales of
    investments.............................       --              --            --
                                                 ----          ------          ----
    Net realized gain (loss)................       --               8            --
  Net unrealized gain (loss)................       --           1,007            --
                                                 ----          ------          ----
    Net realized and unrealized gain
      (loss)................................       --           1,015            --
                                                 ----          ------          ----
    Net increase (decrease) in net assets
      from operations.......................     $ --          $1,006          $ --
                                                 ====          ======          ====

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                  DGPF           DGPF           DGPF           DGPF
                                                   DGPF         EMERGING        SOCIAL       AGGRESSIVE        U.S.
                                                   DEVON         MARKETS       AWARENESS       GROWTH         GROWTH
                                                -----------    -----------    -----------    -----------    -----------
                                                  FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                  PERIOD         PERIOD         PERIOD         PERIOD         PERIOD
                                                3/8/00* TO     3/8/00* TO     4/3/00* TO     3/8/00* TO     4/3/00* TO
                                                  6/30/00        6/30/00        6/30/00        6/30/00        6/30/00
                                                (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                                -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................       $  --       $        2        $ --           $  --          $ --

EXPENSES:
  Mortality and expense risk fees...........           7               --          --              29             1
  Administrative expense fees...............           2               --          --               8            --
                                                   -----       ----------        ----           -----          ----
  Total expenses............................           9               --          --              37             1
                                                   -----       ----------        ----           -----          ----
    Net investment income (loss)............          (9)               2          --             (37)           (1)
                                                   -----       ----------        ----           -----          ----

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --               --          --               3            --
  Net realized gain (loss) from sales of
    investments.............................          --               (1)         --               1            --
                                                   -----       ----------        ----           -----          ----
    Net realized gain (loss)................          --               (1)         --               4            --
  Net unrealized gain (loss)................        (739)              (1)        (76)           (224)          173
                                                   -----       ----------        ----           -----          ----
    Net realized and unrealized gain
      (loss)................................        (739)              (2)        (76)           (220)          173
                                                   -----       ----------        ----           -----          ----
    Net increase (decrease) in net assets
      from operations.......................       $(748)      $       --        $(76)          $(257)         $172
                                                   =====       ==========        ====           =====          ====


                                                      INVESCO VIF EQUITY INCOME
                                              ------------------------------------------
                                                                       FOR THE
                                                FOR THE               YEAR ENDED
                                              PERIOD ENDED           DECEMBER 31,
                                                JUNE 30,      --------------------------
                                                  2000           1999           1998
                                              (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                              ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................    $    --         $  123         $  150
EXPENSES:
  Mortality and expense risk fees...........          9             31             30
  Administrative expense fees...............          3              8              8
                                                -------         ------         ------
  Total expenses............................         12             39             38
                                                -------         ------         ------
    Net investment income (loss)............        (12)            84            112
                                                -------         ------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................         --             55            311
  Net realized gain (loss) from sales of
    investments.............................      2,058            234            401
                                                -------         ------         ------
    Net realized gain (loss)................      2,058            289            712
  Net unrealized gain (loss)................     (1,827)           947            312
                                                -------         ------         ------
    Net realized and unrealized gain
      (loss)................................        231          1,236          1,024
                                                -------         ------         ------
    Net increase (decrease) in net assets
      from operations.......................    $   219         $1,320         $1,136
                                                =======         ======         ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                         INVESCO VIF TOTAL RETURN
                                                ------------------------------------------
                                                                         FOR THE
                                                  FOR THE               YEAR ENDED
                                                PERIOD ENDED           DECEMBER 31,
                                                  JUNE 30,      --------------------------
                                                    2000           1999           1998
                                                (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                                ------------    -----------    -----------
INVESTMENT INCOME:
  Dividends.................................      $    --         $   642        $1,276

EXPENSES:
  Mortality and expense risk fees...........            8             116           201
  Administrative expense fees...............            2              33            56
                                                  -------         -------        ------
  Total expenses............................           10             149           257
                                                  -------         -------        ------
    Net investment income (loss)............          (10)            493         1,019
                                                  -------         -------        ------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................           --             107         1,325
  Net realized gain (loss) from sales of
    investments.............................          938           4,008           553
                                                  -------         -------        ------
    Net realized gain (loss)................          938           4,115         1,878
  Net unrealized gain (loss)................       (1,536)         (5,835)        2,122
                                                  -------         -------        ------
    Net realized and unrealized gain
      (loss)................................         (598)         (1,720)        4,000
                                                  -------         -------        ------
    Net increase (decrease) in net assets
      from operations.......................      $  (608)        $(1,227)       $5,019
                                                  =======         =======        ======

                                                                                                   MSDW
                                                           MSDW FIXED INCOME                    TECHNOLOGY
                                              -------------------------------------------    -----------------
                                                FOR THE         FOR THE         FOR THE           FOR THE
                                              PERIOD ENDED     YEAR ENDED       PERIOD            PERIOD
                                                JUNE 30,      DECEMBER 31,     2/17/98*          5/31/00*
                                                  2000            1999        TO 12/31/98       TO 6/30/00
                                              (UNAUDITED)     (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                              ------------    ------------    -----------    -----------------
INVESTMENT INCOME:
  Dividends.................................    $     --      $ 1,356,031      $ 648,460          $    --
EXPENSES:
  Mortality and expense risk fees...........      41,065           61,310         28,094               --
  Administrative expense fees...............      11,408           17,031          7,804               --
                                                --------      -----------      ---------          -------
  Total expenses............................      52,473           78,341         35,898               --
                                                --------      -----------      ---------          -------
    Net investment income (loss)............     (52,473)       1,277,690        612,562               --
                                                --------      -----------      ---------          -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................          --            3,424        256,451               --
  Net realized gain (loss) from sales of
    investments.............................     (16,788)         (11,666)         8,635               31
                                                --------      -----------      ---------          -------
    Net realized gain (loss)................     (16,788)          (8,242)       265,086               31
  Net unrealized gain (loss)................     991,055       (1,680,097)      (179,067)          20,379
                                                --------      -----------      ---------          -------
    Net realized and unrealized gain
      (loss)................................     974,267       (1,688,339)        86,019           20,410
                                                --------      -----------      ---------          -------
    Net increase (decrease) in net assets
      from operations.......................    $921,794      $  (410,649)     $ 698,581          $20,410
                                                ========      ===========      =========          =======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                        ALGER
                                                      AIM             AMERICAN           ALLIANCE           TEMPLETON
                                                     V.I.               SMALL           TECHNOLOGY        INTERNATIONAL
                                                    GROWTH         CAPITALIZATION        (CLASS B)         SECURITIES
                                                ---------------    ---------------    ---------------    ---------------
                                                    FOR THE            FOR THE            FOR THE            FOR THE
                                                    PERIOD             PERIOD             PERIOD             PERIOD
                                                  6/14/00* TO        6/14/00* TO        6/14/00* TO        6/14/00* TO
                                                    6/30/00            6/30/00            6/30/00            6/30/00
                                                  (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
                                                ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends.................................      $        --        $        --        $        --        $        --

EXPENSES:
  Mortality and expense risk fees...........               --                 --                 --                 --
  Administrative expense fees...............               --                 --                 --                 --
                                                  -----------        -----------        -----------        -----------
  Total expenses............................               --                 --                 --                 --
                                                  -----------        -----------        -----------        -----------
    Net investment income (loss)............               --                 --                 --                 --
                                                  -----------        -----------        -----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................               --                 --                 --                 --
  Net realized gain (loss) from sales of
    investments.............................               --                 --                 --                 --
                                                  -----------        -----------        -----------        -----------
    Net realized gain (loss)................               --                 --                 --                 --
  Net unrealized gain (loss)................               (1)                 2                 --                 --
                                                  -----------        -----------        -----------        -----------
    Net realized and unrealized gain
     (loss).................................               (1)                 2                 --                 --
                                                  -----------        -----------        -----------        -----------
    Net increase (decrease) in net assets
     from operations........................      $        (1)       $         2        $        --        $        --
                                                  ===========        ===========        ===========        ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      GROWTH                            INVESTMENT GRADE INCOME
                                     ----------------------------------------   ---------------------------------------
                                                           YEAR ENDED             PERIOD             YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,             ENDED            DECEMBER 31,
                                       JUNE 30,     -------------------------    JUNE 30,     -------------------------
                                         2000          1999          1998          2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $    8,886    $   17,889    $   12,147    $  985,681    $1,225,656    $  790,014
    Net realized gain (loss).......      565,134       334,226        16,431       (41,757)      (24,508)       20,005
    Net unrealized gain (loss).....     (522,292)      456,438       330,418       (86,342)   (1,572,308)      166,355
                                      ----------    ----------    ----------    -----------   -----------   -----------
    Net increase (decrease) in net
      assets from operations.......       51,728       808,553       358,996       857,582      (371,160)      976,374
                                      ----------    ----------    ----------    -----------   -----------   -----------

  FROM POLICY TRANSACTIONS:
    Net premiums...................      558,137       873,749       675,094    13,248,581     8,011,892     2,981,137
    Terminations...................      (18,202)     (337,479)      (48,810)      (72,773)      (13,958)      (53,707)
    Insurance and other charges....      (17,851)      (13,900)       (7,692)     (407,749)     (633,839)     (451,085)
    Transfers between sub-accounts
      (including fixed account),
      net..........................      350,356       540,030       (72,668)    1,823,188     2,113,615     2,055,119
    Other transfers from (to) the
      General Account..............       (2,760)      116,813           492          (221)       (6,858)          892
    Net increase (decrease) in
      investment by Sponsor........           --            --            --            --            --          (265)
                                      ----------    ----------    ----------    -----------   -----------   -----------
    Net increase (decrease) in net
      assets from policy
      transactions.................      869,680     1,179,213       546,416    14,591,026     9,470,852     4,532,091
                                      ----------    ----------    ----------    -----------   -----------   -----------
    Net increase (decrease) in net
      assets.......................      921,408     1,987,766       905,412    15,448,608     9,099,692     5,508,465

NET ASSETS:
    Beginning of period............    4,668,492     2,680,726     1,775,314    24,452,772    15,353,080     9,844,615
                                      ----------    ----------    ----------    -----------   -----------   -----------
    End of period..................   $5,589,900    $4,668,492    $2,680,726    $39,901,380   $24,452,772   $15,353,080
                                      ==========    ==========    ==========    ===========   ===========   ===========

                                                   MONEY MARKET
                                     ----------------------------------------
                                       PERIOD              YEAR ENDED
                                        ENDED             DECEMBER 31,
                                      JUNE 30,     --------------------------
                                        2000          1999           1998
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   55,649    $   55,991    $    200,503
    Net realized gain (loss).......          --            --              --
    Net unrealized gain (loss).....          --            --              --
                                     -----------   ----------    ------------
    Net increase (decrease) in net
      assets from operations.......      55,649        55,991         200,503
                                     -----------   ----------    ------------
  FROM POLICY TRANSACTIONS:
    Net premiums...................   3,887,116     6,325,820       1,928,083
    Terminations...................      (5,029)      (69,826)        (47,901)
    Insurance and other charges....    (367,719)     (709,087)       (830,359)
    Transfers between sub-accounts
      (including fixed account),
      net..........................  (8,440,040)     (391,608)    (29,510,393)
    Other transfers from (to) the
      General Account..............       3,585       (10,636)           (771)
    Net increase (decrease) in
      investment by Sponsor........          --            --              --
                                     -----------   ----------    ------------
    Net increase (decrease) in net
      assets from policy
      transactions.................  (4,922,087)    5,144,663     (28,461,341)
                                     -----------   ----------    ------------
    Net increase (decrease) in net
      assets.......................  (4,866,438)    5,200,654     (28,260,838)
NET ASSETS:
    Beginning of period............   5,440,280       239,626      28,500,464
                                     -----------   ----------    ------------
    End of period..................  $  573,842    $5,440,280    $    239,626
                                     ===========   ==========    ============

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   EQUITY INDEX                              GOVERNMENT BOND
                                     -----------------------------------------   ---------------------------------------
                                                            YEAR ENDED             PERIOD             YEAR ENDED
                                     PERIOD ENDED          DECEMBER 31,             ENDED            DECEMBER 31,
                                       JUNE 30,     --------------------------    JUNE 30,     -------------------------
                                         2000           1999          1998          2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     ------------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $    7,062    $     32,923   $  217,752    $   28,163     $  1,334      $    808
    Net realized gain (loss).......      459,015      11,662,155    1,404,970           204         (153)          926
    Net unrealized gain (loss).....     (445,490)     (7,166,459)   5,974,791        (3,021)        (596)           83
                                      ----------    ------------   -----------   ----------     --------      --------
    Net increase (decrease) in net
      assets from operations.......       20,587       4,528,619    7,597,513        25,346          585         1,817
                                      ----------    ------------   -----------   ----------     --------      --------

FROM POLICY TRANSACTIONS:
    Net premiums...................    1,029,386       2,363,320   17,533,507        73,012       12,424        13,471
    Terminations...................     (117,500)       (172,583)     (86,149)       (2,761)     (12,517)          (81)
    Insurance and other charges....      (63,984)       (587,637)    (998,917)       (9,009)        (554)         (216)
    Transfers between sub-accounts
      (including fixed account),
      net..........................      719,809     (49,801,441)  13,535,625       918,625        3,007       (30,874)
    Other transfers from (to) the
      General Account..............          912          (2,377)       5,188            84         (583)         (389)
    Net increase (decrease) in
      investment by Sponsor........           --              --           --            --           --            --
                                      ----------    ------------   -----------   ----------     --------      --------
    Net increase (decrease) in net
      assets from policy
      transactions.................    1,568,623     (48,200,718)  29,989,254       979,951        1,777       (18,089)
                                      ----------    ------------   -----------   ----------     --------      --------
    Net increase (decrease) in net
      assets.......................    1,589,210     (43,672,099)  37,586,767     1,005,297        2,362       (16,272)

NET ASSETS:
    Beginning of period............    2,458,568      46,130,667    8,543,900        25,700       23,338        39,610
                                      ----------    ------------   -----------   ----------     --------      --------
    End of period..................   $4,047,778    $  2,458,568   $46,130,667   $1,030,997     $ 25,700      $ 23,338
                                      ==========    ============   ===========   ==========     ========      ========

                                            SELECT AGGRESSIVE GROWTH
                                     ---------------------------------------
                                       PERIOD             YEAR ENDED
                                        ENDED            DECEMBER 31,
                                      JUNE 30,     -------------------------
                                        2000          1999          1998
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (5,280)   $   (5,695)    $ (3,950)
    Net realized gain (loss).......     499,282        16,919       (3,058)
    Net unrealized gain (loss).....    (394,331)      356,020       42,784
                                     ----------    ----------     --------
    Net increase (decrease) in net
      assets from operations.......      99,671       367,244       35,776
                                     ----------    ----------     --------
FROM POLICY TRANSACTIONS:
    Net premiums...................     613,142       298,089      448,702
    Terminations...................     (27,245)      (29,100)     (76,946)
    Insurance and other charges....     (29,000)      (29,164)     (18,498)
    Transfers between sub-accounts
      (including fixed account),
      net..........................     659,849       (17,644)     181,020
    Other transfers from (to) the
      General Account..............       1,655       (17,822)      (3,910)
    Net increase (decrease) in
      investment by Sponsor........          --            --           --
                                     ----------    ----------     --------
    Net increase (decrease) in net
      assets from policy
      transactions.................   1,218,401       204,359      530,368
                                     ----------    ----------     --------
    Net increase (decrease) in net
      assets.......................   1,318,072       571,603      566,144
NET ASSETS:
    Beginning of period............   1,376,802       805,199      239,055
                                     ----------    ----------     --------
    End of period..................  $2,694,874    $1,376,802     $805,199
                                     ==========    ==========     ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  SELECT GROWTH                         SELECT GROWTH AND INCOME
                                     ----------------------------------------   ----------------------------------------
                                                           YEAR ENDED                                 YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,          PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------     JUNE 30,     -------------------------
                                         2000          1999          1998           2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (54,853)   $  (75,159)   $  (51,150)    $    3,279     $  1,639      $  1,177
    Net realized gain (loss).......    2,640,475     1,047,566       669,500        290,792       25,096         2,700
    Net unrealized gain (loss).....   (3,133,334)    3,239,541     2,339,939       (256,680)      22,927        25,056
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets from operations.......     (547,712)    4,211,948     2,958,289         37,391       49,662        28,933
                                     -----------    -----------   -----------    ----------     --------      --------

  FROM POLICY TRANSACTIONS:
    Net premiums...................    1,266,496     3,049,445     2,111,416        399,774       88,966       155,220
    Terminations...................      (11,517)      (33,196)      (97,238)       (19,787)      (7,618)      (44,778)
    Insurance and other charges....     (214,033)     (345,255)     (281,352)       (24,972)      (5,494)       (7,462)
    Transfers between sub-accounts
      (including fixed account),
      net..........................      499,457     2,130,460      (952,256)       991,299        3,125       (70,127)
    Other transfers from (to) the
      General Account..............        4,165        (8,787)        4,794          1,566         (639)       (1,320)
    Net increase (decrease) in
      investment by Sponsor........           --            --            --             --           --            --
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets from policy
      transactions.................    1,544,568     4,792,667       785,364      1,347,880       78,340        31,533
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets.......................      996,856     9,004,615     3,743,653      1,385,271      128,002        60,466

NET ASSETS:
    Beginning of period............   19,730,375    10,725,760     6,982,107        360,630      232,628       172,162
                                     -----------    -----------   -----------    ----------     --------      --------
    End of period..................  $20,727,231    $19,730,375   $10,725,760    $1,745,901     $360,630      $232,628
                                     ===========    ===========   ===========    ==========     ========      ========

                                             SELECT VALUE OPPORTUNITY
                                     ----------------------------------------
                                                           YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------
                                         2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $    24,860    $  (64,365)    $  2,774
    Net realized gain (loss).......      238,076     1,115,252       (2,095)
    Net unrealized gain (loss).....    2,271,004    (2,332,303)      16,497
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets from operations.......    2,533,940    (1,281,416)      17,176
                                     -----------    -----------    --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................    2,917,931     7,573,904      245,642
    Terminations...................      (98,728)      (10,156)     (32,190)
    Insurance and other charges....     (333,045)     (504,046)     (12,119)
    Transfers between sub-accounts
      (including fixed account),
      net..........................   (1,785,297)   14,728,048      182,286
    Other transfers from (to) the
      General Account..............          (35)        3,590       (2,227)
    Net increase (decrease) in
      investment by Sponsor........           --            --           --
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets from policy
      transactions.................      700,826    21,791,340      381,392
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets.......................    3,234,766    20,509,924      398,568
NET ASSETS:
    Beginning of period............   21,143,526       633,602      235,034
                                     -----------    -----------    --------
    End of period..................  $24,378,292    $21,143,526    $633,602
                                     ===========    ===========    ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           SELECT INTERNATIONAL EQUITY                SELECT CAPITAL APPRECIATION
                                     ----------------------------------------   ----------------------------------------
                                                           YEAR ENDED                                 YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,          PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------     JUNE 30,     -------------------------
                                         2000          1999          1998           2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $   14,499    $  (42,211)   $   63,839      $ (2,188)     $ (1,681)     $   (914)
    Net realized gain (loss).......      309,835       803,256        77,352        37,933           440        36,747
    Net unrealized gain (loss).....     (410,157)      900,525     1,085,145         7,931        74,213       (13,375)
                                      ----------    ----------    ----------      --------      --------      --------
    Net increase (decrease) in net
      assets from operations.......      (85,823)    1,661,570     1,226,336        43,676        72,972        22,458
                                      ----------    ----------    ----------      --------      --------      --------

FROM POLICY TRANSACTIONS:
    Net premiums...................      383,850     1,382,581     1,910,773       307,019       118,843       105,063
    Terminations...................      (43,865)      (40,201)      (85,614)      (12,102)      (14,254)       (8,341)
    Insurance and other charges....      (64,131)     (135,408)     (257,943)      (15,465)       (9,399)       (5,861)
    Transfers between sub-accounts
      (including fixed account),
      net..........................      276,510    (5,542,260)      655,125       213,820         4,812        69,728
    Other transfers from (to) the
      General Account..............          668        (5,159)       (6,961)          386        (4,275)         (344)
    Net increase (decrease) in
      investment by Sponsor........           --            --            --            --            --            --
                                      ----------    ----------    ----------      --------      --------      --------
    Net increase (decrease) in net
      assets from policy
      transactions.................      553,032    (4,340,447)    2,215,380       493,658        95,727       160,245
                                      ----------    ----------    ----------      --------      --------      --------
    Net increase (decrease) in net
      assets.......................      467,209    (2,678,877)    3,441,716       537,334       168,699       182,703

NET ASSETS:
    Beginning of period............    6,399,665     9,078,542     5,636,826       416,787       248,088        65,385
                                      ----------    ----------    ----------      --------      --------      --------
    End of period..................   $6,866,874    $6,399,665    $9,078,542      $954,121      $416,787      $248,088
                                      ==========    ==========    ==========      ========      ========      ========

                                              SELECT EMERGING MARKETS
                                     -----------------------------------------
                                                                     PERIOD
                                     PERIOD ENDED    YEAR ENDED       FROM
                                       JUNE 30,     DECEMBER 31,    11/9/98*
                                         2000           1999       TO 12/31/98
                                     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
                                     ------------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...    $     40       $    60          $--
    Net realized gain (loss).......         339            21           --
    Net unrealized gain (loss).....     (12,457)        5,716           --
                                       --------       -------          ---
    Net increase (decrease) in net
      assets from operations.......     (12,078)        5,797           --
                                       --------       -------          ---
FROM POLICY TRANSACTIONS:
    Net premiums...................     115,135        21,690           11
    Terminations...................          --            --           --
    Insurance and other charges....      (3,104)         (399)          --
    Transfers between sub-accounts
      (including fixed account),
      net..........................     117,552        11,082           --
    Other transfers from (to) the
      General Account..............         180           242           --
    Net increase (decrease) in
      investment by Sponsor........          --            --           --
                                       --------       -------          ---
    Net increase (decrease) in net
      assets from policy
      transactions.................     229,763        32,615           11
                                       --------       -------          ---
    Net increase (decrease) in net
      assets.......................     217,685        38,412           11
NET ASSETS:
    Beginning of period............      38,423            11           --
                                       --------       -------          ---
    End of period..................    $256,108       $38,423          $11
                                       ========       =======          ===

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               SELECT                      FIDELITY VIP HIGH INCOME
                                          STRATEGIC GROWTH         ----------------------------------------
                                     ---------------------------                         YEAR ENDED
                                     PERIOD ENDED      PERIOD      PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     FROM 3/5/99*     JUNE 30,     -------------------------
                                         2000       TO 12/31/99        2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...    $  (100)       $    20       $   15,985     $  7,488      $  3,147
    Net realized gain (loss).......        380            (17)         (34,957)      (2,553)        1,542
    Net unrealized gain (loss).....      5,437            918          (45,623)       2,236        (8,346)
                                       -------        -------       ----------     --------      --------
    Net increase (decrease) in net
     assets from operations........      5,717            921          (64,595)       7,171        (3,657)
                                       -------        -------       ----------     --------      --------

  FROM POLICY TRANSACTIONS:
    Net premiums...................     48,123         12,853          532,178      180,207        36,812
    Terminations...................         (1)            --          (35,686)     (21,248)       (4,930)
    Insurance and other charges....     (1,226)        (1,346)         (23,198)     (15,258)       (3,521)
    Transfers between sub-accounts
     (including fixed account),
     net...........................     11,057          1,952          505,486       (6,975)       21,213
    Other transfers from (to) the
     General Account...............        321             45             (933)      (3,559)         (252)
    Net increase (decrease) in
     investment by Sponsor.........         --             --               --           --            --
                                       -------        -------       ----------     --------      --------
    Net increase (decrease) in net
     assets from policy
     transactions..................     58,274         13,504          977,847      133,167        49,322
                                       -------        -------       ----------     --------      --------
    Net increase (decrease) in net
     assets........................     63,991         14,425          913,252      140,338        45,665

NET ASSETS:
    Beginning of period............     14,425             --          229,432       89,094        43,429
                                       -------        -------       ----------     --------      --------
    End of period..................    $78,416        $14,425       $1,142,684     $229,432      $ 89,094
                                       =======        =======       ==========     ========      ========

                                            FIDELITY VIP EQUITY-INCOME
                                     ----------------------------------------
                                                           YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------
                                         2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $   4,962      $    923      $    329
    Net realized gain (loss).......      23,018         8,434         3,999
    Net unrealized gain (loss).....     (28,295)         (277)        5,752
                                      ---------      --------      --------
    Net increase (decrease) in net
     assets from operations........        (315)        9,080        10,080
                                      ---------      --------      --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     469,343       187,400       116,536
    Terminations...................      (6,780)      (33,829)      (23,881)
    Insurance and other charges....     (16,766)      (15,364)       (6,484)
    Transfers between sub-accounts
     (including fixed account),
     net...........................    (233,379)       92,974         4,066
    Other transfers from (to) the
     General Account...............      (3,880)       (7,403)           25
    Net increase (decrease) in
     investment by Sponsor.........          --            --            --
                                      ---------      --------      --------
    Net increase (decrease) in net
     assets from policy
     transactions..................     208,538       223,778        90,262
                                      ---------      --------      --------
    Net increase (decrease) in net
     assets........................     208,223       232,858       100,342
NET ASSETS:
    Beginning of period............     392,181       159,323        58,981
                                      ---------      --------      --------
    End of period..................   $ 600,404      $392,181      $159,323
                                      =========      ========      ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                               FIDELITY VIP GROWTH                       FIDELITY VIP OVERSEAS
                                     ----------------------------------------   ----------------------------------------
                                                           YEAR ENDED                                 YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,          PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------     JUNE 30,     -------------------------
                                         2000          1999          1998           2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $    (6,023)   $   (4,548)   $     (493)    $    1,167     $    552      $    718
    Net realized gain (loss).......      240,454       254,630        85,494         16,137        3,420         3,277
    Net unrealized gain (loss).....      (90,597)      242,219       115,549         11,475       30,111         1,086
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets from operations.......      143,834       492,301       200,550         28,779       34,083         5,081
                                     -----------    -----------   -----------    ----------     --------      --------

FROM POLICY TRANSACTIONS:
    Net premiums...................    1,010,078       444,886       267,715        106,752       33,875        38,586
    Terminations...................      (61,299)     (337,035)      (25,480)       (41,948)      (2,242)       (1,996)
    Insurance and other charges....      (49,458)      (37,954)       (8,916)        (5,720)      (4,895)       (3,619)
    Transfers between sub-accounts
      (including fixed account),
      net..........................      520,732       266,957       375,715        398,110          475       (20,410)
    Other transfers from (to) the
      General Account..............        1,053        30,447        (3,680)           207       (7,437)         (832)
    Net increase (decrease) in
      investment by Sponsor........           --            --            --             --           --            --
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets from policy
      transactions.................    1,421,106       367,301       605,354        457,401       19,776        11,729
                                     -----------    -----------   -----------    ----------     --------      --------
    Net increase (decrease) in net
      assets.......................    1,564,940       859,602       805,904        486,180       53,859        16,810

NET ASSETS:
    Beginning of period............    2,011,065     1,151,463       345,559        121,440       67,581        50,771
                                     -----------    -----------   -----------    ----------     --------      --------
    End of period..................  $ 3,576,005    $2,011,065    $1,151,463     $  607,620     $121,440      $ 67,581
                                     ===========    ===========   ===========    ==========     ========      ========

                                          FIDELITY VIP II ASSET MANAGER
                                     ----------------------------------------
                                                           YEAR ENDED
                                     PERIOD ENDED         DECEMBER 31,
                                       JUNE 30,     -------------------------
                                         2000          1999          1998
                                     (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                     ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $    28,996    $   19,322     $  9,309
    Net realized gain (loss).......       68,679        27,839       41,181
    Net unrealized gain (loss).....     (103,491)       12,862       15,917
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets from operations.......       (5,816)       60,023       66,407
                                     -----------    -----------    --------
FROM POLICY TRANSACTIONS:
    Net premiums...................      178,656       333,909      216,035
    Terminations...................       (1,670)      (84,288)        (219)
    Insurance and other charges....       (6,436)       (4,448)        (759)
    Transfers between sub-accounts
      (including fixed account),
      net..........................       52,027       (34,218)      (2,565)
    Other transfers from (to) the
      General Account..............          (40)       23,270       (1,965)
    Net increase (decrease) in
      investment by Sponsor........           --            --           --
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets from policy
      transactions.................      222,537       234,225      210,527
                                     -----------    -----------    --------
    Net increase (decrease) in net
      assets.......................      216,721       294,248      276,934
NET ASSETS:
    Beginning of period............      942,621       648,373      371,439
                                     -----------    -----------    --------
    End of period..................  $ 1,159,342    $  942,621     $648,373
                                     ===========    ===========    ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                          DGPF           DGPF
                                                              T. ROWE PRICE INTERNATIONAL STOCK          GROWTH        CAPITAL
                              FIDELITY VIP II INDEX 500    ----------------------------------------     & INCOME       RESERVES
                             ---------------------------                         YEAR ENDED           ------------   ------------
                             PERIOD ENDED      PERIOD      PERIOD ENDED         DECEMBER 31,             PERIOD         PERIOD
                               JUNE 30,     FROM 5/4/99*     JUNE 30,     -------------------------   FROM 4/5/00*   FROM 4/5/00*
                                 2000       TO 12/31/99        2000          1999          1998        TO 6/30/00     TO 6/30/00
                             (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)
                             ------------   ------------   ------------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)................  $   434,754    $   (56,677)    $   (2,561)    $   (151)     $  2,935       $   194          $--
    Net realized gain
     (loss)................      284,456          1,274         11,104        8,873         1,826            --           --
    Net unrealized gain
     (loss)................   (1,064,101)     4,566,606        (18,281)     144,131        23,676        (1,678)          --
                             -----------    -----------     ----------     --------      --------       -------          ---
    Net increase (decrease)
     in net assets from
     operations............     (344,891)     4,511,203         (9,738)     152,853        28,437        (1,484)          --
                             -----------    -----------     ----------     --------      --------       -------          ---

  FROM POLICY TRANSACTIONS:
    Net premiums...........      466,321     16,597,260        287,249      152,351       104,206        19,615           49
    Terminations...........       (7,406)            --         (5,719)      (4,759)       (2,000)           --           --
    Insurance and other
     charges...............     (453,569)      (418,198)       (14,632)     (12,033)       (5,246)         (482)          (3)
    Transfers between
     sub-accounts
     (including fixed
     account), net.........      674,204     32,276,822        390,812       10,736       148,557        17,125           --
    Other transfers from
     (to) the General
     Account...............       13,033             45             89         (323)          360           (17)          --
    Net increase (decrease)
     in investment by
     Sponsor...............           --             --             --           --            --            --           --
                             -----------    -----------     ----------     --------      --------       -------          ---
    Net increase (decrease)
     in net assets from
     policy transactions...      692,583     48,455,929        657,799      145,972       245,877        36,241           46
                             -----------    -----------     ----------     --------      --------       -------          ---
    Net increase (decrease)
     in net assets.........      347,692     52,967,132        648,061      298,825       274,314        34,757           46

NET ASSETS:
    Beginning of period....   52,967,132             --        670,968      372,143        97,829            --           --
                             -----------    -----------     ----------     --------      --------       -------          ---
    End of period..........  $53,314,824    $52,967,132     $1,319,029     $670,968      $372,143       $34,757          $46
                             ===========    ===========     ==========     ========      ========       =======          ===

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        DGPF                        DGPF
                                        CASH          DGPF        DELAWARE
                                      RESERVES       DELCAP       BALANCED            DGPF INTERNATIONAL EQUITY
                                     -----------   -----------   -----------   ---------------------------------------
                                       PERIOD        PERIOD        PERIOD        PERIOD             YEAR ENDED
                                        FROM          FROM          FROM          ENDED            DECEMBER 31,
                                      4/28/00*       3/8/00*       3/8/00*      JUNE 30,     -------------------------
                                     TO 6/30/00    TO 6/30/00    TO 6/30/00       2000          1999          1998
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $  1,438       $   (12)      $    3      $  891,467    $  133,115    $   (5,197)
    Net realized gain (loss).......         --            14            2         794,309        34,290         7,893
    Net unrealized gain (loss).....         --           783           84      (1,555,989)    2,827,542       442,761
                                      --------       -------       ------      -----------   -----------   ----------
    Net increase (decrease) in net
      assets from operations.......      1,438           785           89         129,787     2,994,947       445,457
                                      --------       -------       ------      -----------   -----------   ----------

FROM POLICY TRANSACTIONS:
    Net premiums...................    224,271         4,754        2,263          65,390    33,755,687     3,720,116
    Terminations...................         --            --           --          (5,888)       (3,114)         (370)
    Insurance and other charges....       (616)         (230)         (88)       (636,627)     (501,577)     (204,104)
    Transfers between sub-accounts
      (including fixed account),
      net..........................    (57,082)       11,416           --          37,491        (1,808)    4,507,084
    Other transfers from (to) the
      General Account..............       (222)          (10)          --             170          (354)          244
    Net increase (decrease) in
      investment by Sponsor........         --            --           --              --            --            --
                                      --------       -------       ------      -----------   -----------   ----------
    Net increase (decrease) in net
      assets from policy
      transactions.................    166,351        15,930        2,175        (539,464)   33,248,834     8,022,970
                                      --------       -------       ------      -----------   -----------   ----------
    Net increase (decrease) in net
      assets.......................    167,789        16,715        2,264        (409,677)   36,243,781     8,468,427

NET ASSETS:
    Beginning of period............         --            --           --      44,794,841     8,551,060        82,633
                                      --------       -------       ------      -----------   -----------   ----------
    End of period..................   $167,789       $16,715       $2,264      $44,385,164   $44,794,841   $8,551,060
                                      ========       =======       ======      ===========   ===========   ==========

                                        DGPF                        DGPF
                                      SMALL CAP       DGPF        STRATEGIC
                                        VALUE         TREND        INCOME
                                     -----------   -----------   -----------
                                       PERIOD        PERIOD        PERIOD
                                        FROM          FROM          FROM
                                       3/8/00*       3/8/00*       3/8/00*
                                     TO 6/30/00    TO 6/30/00    TO 6/30/00
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...     $ --         $    (9)        $--
    Net realized gain (loss).......       --               8          --
    Net unrealized gain (loss).....       --           1,007          --
                                        ----         -------         ---
    Net increase (decrease) in net
      assets from operations.......       --           1,006          --
                                        ----         -------         ---
FROM POLICY TRANSACTIONS:
    Net premiums...................      122          15,074          16
    Terminations...................       --              --          --
    Insurance and other charges....       (7)           (407)         --
    Transfers between sub-accounts
      (including fixed account),
      net..........................       --              --          --
    Other transfers from (to) the
      General Account..............       --             171          --
    Net increase (decrease) in
      investment by Sponsor........       --              --          --
                                        ----         -------         ---
    Net increase (decrease) in net
      assets from policy
      transactions.................      115          14,838          16
                                        ----         -------         ---
    Net increase (decrease) in net
      assets.......................      115          15,844          16
NET ASSETS:
    Beginning of period............       --              --          --
                                        ----         -------         ---
    End of period..................     $115         $15,844         $16
                                        ====         =======         ===

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                      DGPF          DGPF          DGPF          DGPF
                                        DGPF        EMERGING       SOCIAL      AGGRESSIVE       U.S.
                                        DEVON        MARKETS      AWARENESS      GROWTH        GROWTH
                                     -----------   -----------   -----------   -----------   -----------
                                       PERIOD        PERIOD        PERIOD        PERIOD        PERIOD
                                        FROM          FROM          FROM          FROM          FROM
                                       3/8/00*       3/8/00*       4/3/00*       3/8/00*       4/3/00*
                                     TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00    TO 6/30/00
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...    $    (9)       $  2         $   --        $   (37)      $   (1)
    Net realized gain (loss).......         --          (1)            --              4           --
    Net unrealized gain (loss).....       (739)         (1)           (76)          (224)         173
                                       -------        ----         ------        -------       ------
    Net increase (decrease) in net
     assets from operations........       (748)         --            (76)          (257)         172
                                       -------        ----         ------        -------       ------

  FROM POLICY TRANSACTIONS:
    Net premiums...................        471         805          4,998         41,257        3,722
    Terminations...................         --          --             --             --           --
    Insurance and other charges....        (82)        (66)           (29)          (915)        (108)
    Transfers between sub-accounts
     (including fixed account),
     net...........................     17,125          --             --             --           --
    Other transfers from (to) the
     General Account...............         --          (3)            71            (18)         146
    Net increase (decrease) in
     investment by Sponsor.........         --          --             --             --           --
                                       -------        ----         ------        -------       ------
    Net increase (decrease) in net
     assets from policy
     transactions..................     17,514         736          5,040         40,324        3,760
                                       -------        ----         ------        -------       ------
    Net increase (decrease) in net
     assets........................     16,766         736          4,964         40,067        3,932

NET ASSETS:
    Beginning of period............         --          --             --             --           --
                                       -------        ----         ------        -------       ------
    End of period..................    $16,766        $736         $4,964        $40,067       $3,932
                                       =======        ====         ======        =======       ======


                                            INVESCO VIF EQUITY INCOME
                                     ---------------------------------------
                                       PERIOD             YEAR ENDED
                                        ENDED            DECEMBER 31,
                                      JUNE 30,     -------------------------
                                        2000          1999          1998
                                     (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                     -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...   $    (12)      $    84       $  112
    Net realized gain (loss).......      2,058           289          712
    Net unrealized gain (loss).....     (1,827)          947          312
                                      --------       -------       ------
    Net increase (decrease) in net
     assets from operations........        219         1,320        1,136
                                      --------       -------       ------
  FROM POLICY TRANSACTIONS:
    Net premiums...................        326         2,113        6,284
    Terminations...................    (10,026)         (149)        (916)
    Insurance and other charges....       (352)       (1,958)      (4,494)
    Transfers between sub-accounts
     (including fixed account),
     net...........................       (305)           --           --
    Other transfers from (to) the
     General Account...............         (1)           --            8
    Net increase (decrease) in
     investment by Sponsor.........         --            --           --
                                      --------       -------       ------
    Net increase (decrease) in net
     assets from policy
     transactions..................    (10,358)            6          882
                                      --------       -------       ------
    Net increase (decrease) in net
     assets........................    (10,139)        1,326        2,018
NET ASSETS:
    Beginning of period............     10,555         9,229        7,211
                                      --------       -------       ------
    End of period..................   $    416       $10,555       $9,229
                                      ========       =======       ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                         MSDW
                                        INVESCO VIP TOTAL RETURN                      MSDW FIXED INCOME               TECHNOLOGY
                                ----------------------------------------   ----------------------------------------   -----------
                                                      YEAR ENDED             PERIOD                       PERIOD        PERIOD
                                PERIOD ENDED         DECEMBER 31,             ENDED       YEAR ENDED       FROM          FROM
                                  JUNE 30,     -------------------------    JUNE 30,     DECEMBER 31,    2/17/98*      5/31/00*
                                    2000          1999          1998          2000           1999       TO 12/31/98   TO 6/30/00
                                (UNAUDITED)    (UNAUDITED)   (UNAUDITED)   (UNAUDITED)   (UNAUDITED)    (UNAUDITED)   (UNAUDITED)
                                ------------   -----------   -----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
     (loss)...................   $      (10)   $      493    $    1,019    $  (52,473)   $ 1,277,690    $  612,562    $        --
    Net realized gain
     (loss)...................          938         4,115         1,878       (16,788)        (8,242)      265,086             31
    Net unrealized gain
     (loss)...................       (1,536)       (5,835)        2,122       991,055     (1,680,097)     (179,067)        20,379
                                 ----------    ----------    ----------    -----------   -----------    -----------   -----------
    Net increase (decrease) in
     net assets from
     operations...............         (608)       (1,227)        5,019       921,794       (410,649)      698,581         20,410
                                 ----------    ----------    ----------    -----------   -----------    -----------   -----------

FROM POLICY TRANSACTIONS:
    Net premiums..............           --         1,559         7,489            --      7,703,567     9,708,358             --
    Terminations..............       (4,172)      (32,859)           (8)           --             --            --             --
    Insurance and other
     charges..................         (370)       (1,694)         (860)     (251,538)      (522,326)     (446,219)          (468)
    Transfers between
     sub-accounts (including
     fixed account), net......      (22,602)           --            --            --      3,300,001     9,881,316        100,000
    Other transfers from (to)
     the General Account......           81            (1)           42            --             19          (185)            --
    Net increase (decrease) in
     investment by Sponsor....           --            --            --            --             --            --             --
                                 ----------    ----------    ----------    -----------   -----------    -----------   -----------
    Net increase (decrease) in
     net assets from policy
     transactions.............      (27,063)      (32,995)        6,663      (251,538)    10,481,261    19,143,270         99,532
                                 ----------    ----------    ----------    -----------   -----------    -----------   -----------
    Net increase (decrease) in
     net assets...............      (27,671)      (34,222)       11,682       670,256     10,070,612    19,841,851        119,942

NET ASSETS:
    Beginning of period.......       27,685        61,907        50,225    29,912,463     19,841,851            --             --
                                 ----------    ----------    ----------    -----------   -----------    -----------   -----------
    End of period.............   $       14    $   27,685    $   61,907    $30,582,719   $29,912,463    $19,841,851   $   119,942
                                 ==========    ==========    ==========    ===========   ===========    ===========   ===========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                ALGER
                                                                  AIM          AMERICAN       ALLIANCE       TEMPLETON
                                                                 V.I.           SMALL        TECHNOLOGY    INTERNATIONAL
                                                                GROWTH      CAPITALIZATION    (CLASS B)     SECURITIES
                                                              -----------   --------------   -----------   -------------
                                                              PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM
                                                              6/14/00* TO    6/14/00* TO     6/14/00* TO    6/14/00* TO
                                                               06/30/00        06/30/00       06/30/00       06/30/00
                                                              (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
                                                              -----------   --------------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............................  $       --      $       --     $       --      $       --
    Net realized gain (loss)................................          --              --             --              --
    Net unrealized gain (loss)..............................          (1)              2             --              --
                                                              ----------      ----------     ----------      ----------
    Net increase (decrease) in net assets from operations...          (1)              2             --              --
                                                              ----------      ----------     ----------      ----------

FROM POLICY TRANSACTIONS:
    Net premiums............................................          86              36             37              37
    Terminations............................................          --              --             --              --
    Insurance and other charges.............................          (4)             --             (2)             (2)
    Transfers between sub-accounts (including fixed
     account), net..........................................          --              --             --              --
    Other transfers from (to) the General Account...........          --              --             --              --
    Net increase (decrease) in investment by Sponsor........          --              --             --              --
                                                              ----------      ----------     ----------      ----------
    Net increase (decrease) in net assets from policy
     transactions...........................................          82              36             35              35
                                                              ----------      ----------     ----------      ----------
    Net increase (decrease) in net assets...................          81              38             35              35

NET ASSETS:
    Beginning of period.....................................          --              --             --              --
                                                              ----------      ----------     ----------      ----------
    End of period...........................................  $       81      $       38     $       35      $       35
                                                              ==========      ==========     ==========      ==========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2000 (UNAUDITED)

NOTE 1 -- ORGANIZATION

    The Group VEL Account (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

    Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers fifty-eight Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP
II), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Company or Delaware International Advisers Ltd.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Morgan Stanley Universal Funds, Inc. (MSDW) managed by Miller Anderson & Sherrerd, LLP; or of the Goldman Sachs Variable Insurance Trust (Goldman) managed by Goldman Sachs Asset Management; or of Warburg Pincus Trust (Warburg) managed by Credit Suisse Asset Management, LLC; or of Deutsche Asset Management VIT Funds (Deutsche) managed by Bankers Trust Company; or of PIMCO Variable Insurance Trust (PIMCO) managed by Pacific Investment Management Co.; or of J.P. Morgan Series Trust II (J.P. Morgan) managed by J.P. Morgan Investment Management Inc.; or of AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of The Alger American Fund (Alger) managed by Fred Alger Management, Inc.; or of Alliance Variable Products Series Fund (Alliance), managed by Alliance Capital Managment, L.P.; or of Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Investment Counsel, Inc. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, INVESCO, MSDW, Goldman, Warburg, Deutsche, PIMCO, J.P. Morgan, AVIF, Alger, Alliance, and FT VIP (the Funds) are open-end, management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO VIF and its affiliates. Morgan Stanley is available only to employees of Duke Energy Corporation and its affiliates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of the Group VEL Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Group VEL Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

                                                                                                            SELECT
                                                   INVESTMENT       MONEY        EQUITY     GOVERNMENT    AGGRESSIVE     SELECT
                                       GROWTH     GRADE INCOME      MARKET       INDEX         BOND         GROWTH       GROWTH
                                     ----------   -------------   ----------   ----------   -----------   ----------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $4,668,521    $24,452,781    $5,440,130   $2,458,780    $  25,703    $1,376,807   $19,730,630
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................          --             --            --           --           --           --             --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................          --             --            --           --           --           --             --
Investments in shares of Delaware
  Group Premium Fund...............          --             --            --           --           --           --             --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................          --             --            --           --           --           --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....          --             --            --           --           --           --             --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................          --             --            --           --           --           --             --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................          --             --           150           --           --           --             --
                                     ----------    -----------    ----------   ----------    ---------    ----------   -----------
  Total assets.....................   4,668,521     24,452,781     5,440,280    2,458,780       25,703    1,376,807     19,730,630

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................          29              9            --          212            3            5            255
                                     ----------    -----------    ----------   ----------    ---------    ----------   -----------
  Net assets.......................  $4,668,492    $24,452,772    $5,440,280   $2,458,568    $  25,700    $1,376,802   $19,730,375
                                     ==========    ===========    ==========   ==========    =========    ==========   ===========

Net asset distribution by category:
  Variable life policies...........  $4,668,492    $24,452,772    $5,440,280   $2,458,568    $  25,700    $1,376,802   $19,730,375
                                     ==========    ===========    ==========   ==========    =========    ==========   ===========

Units outstanding, December 31,
  1999.............................   1,682,116     18,201,719     4,272,526      811,422       19,878      512,135      5,817,688
Net asset value per unit, December
  31, 1999.........................  $ 2.775368    $  1.343432    $ 1.273317   $ 3.029949    $1.292882    $2.688360    $  3.391446

                                       SELECT        SELECT
                                       GROWTH         VALUE
                                     AND INCOME    OPPORTUNITY
                                     -----------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................   $ 360,630    $21,143,601
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................          --             --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................          --             --
Investments in shares of Delaware
  Group Premium Fund...............          --             --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................          --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....          --             --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................          --             --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................          --             --
                                      ---------    -----------
  Total assets.....................     360,630     21,143,601
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................          --             75
                                      ---------    -----------
  Net assets.......................   $ 360,630    $21,143,526
                                      =========    ===========
Net asset distribution by category:
  Variable life policies...........   $ 360,630    $21,143,526
                                      =========    ===========
Units outstanding, December 31,
  1999.............................     145,870     11,920,865
Net asset value per unit, December
  31, 1999.........................   $2.472277    $  1.773657

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                        SELECT                         SELECT      SELECT     FIDELITY
                                     INTERNATIONAL   SELECT CAPITAL   EMERGING    STRATEGIC   VIP HIGH    FIDELITY VIP
                                        EQUITY        APPRECIATION     MARKETS     GROWTH      INCOME     EQUITY-INCOME
                                     -------------   --------------   ---------   ---------   ---------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................   $6,399,666       $ 416,787      $  38,426   $  14,425   $      --     $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................           --              --             --          --     229,432       392,179
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................           --              --             --          --          --            --
Investments in shares of Delaware
  Group Premium Fund...............           --              --             --          --          --            --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................           --              --             --          --          --            --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....           --              --             --          --          --            --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................           --              --             --          --          --            --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................           --              --             --          --          --             2
                                      ----------       ---------      ---------   ---------   ---------     ---------
  Total assets.....................    6,399,666         416,787         38,426      14,425     229,432       392,181

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................            1              --              3          --          --            --
                                      ----------       ---------      ---------   ---------   ---------     ---------
  Net assets.......................   $6,399,665       $ 416,787      $  38,423   $  14,425   $ 229,432     $ 392,181
                                      ==========       =========      =========   =========   =========     =========

Net asset distribution by category:
  Variable life policies...........   $6,399,665       $ 416,787      $  38,423   $  14,425   $ 229,432     $ 392,181
                                      ==========       =========      =========   =========   =========     =========

Units outstanding, December 31,
  1999.............................    2,891,414         168,585         22,820      12,251     149,451       188,109
Net asset value per unit, December
  31, 1999.........................   $ 2.213334       $2.472283      $1.683890   $1.177443   $1.535166     $2.084855

                                      FIDELITY    FIDELITY      FIDELITY
                                        VIP          VIP      VIP II ASSET
                                       GROWTH     OVERSEAS      MANAGER
                                     ----------   ---------   ------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $       --   $      --    $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................   2,011,071     121,440      942,626
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................          --          --           --
Investments in shares of Delaware
  Group Premium Fund...............          --          --           --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................          --          --           --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....          --          --           --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................          --          --           --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................          --          --           --
                                     ----------   ---------    ---------
  Total assets.....................   2,011,071     121,440      942,626
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................           6          --            5
                                     ----------   ---------    ---------
  Net assets.......................  $2,011,065   $ 121,440    $ 942,621
                                     ==========   =========    =========
Net asset distribution by category:
  Variable life policies...........  $2,011,065   $ 121,440    $ 942,621
                                     ==========   =========    =========
Units outstanding, December 31,
  1999.............................     594,798      55,613      474,523
Net asset value per unit, December
  31, 1999.........................  $ 3.381090   $2.183667    $1.986462

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                                       T. ROWE PRICE     DGPF                         DGPF          DGPF
                                     FIDELITY VIP II   INTERNATIONAL   GROWTH &        DGPF          Capital        Cash
                                        INDEX 500          STOCK       INCOME(a)   Delchester(a)   Reserves(a)   Reserves(a)
                                     ---------------   -------------   ---------   -------------   -----------   -----------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................    $        --       $      --     $     --      $      --      $      --     $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................     52,967,255              --           --             --             --            --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................             --         670,974           --             --             --            --
Investments in shares of Delaware
  Group Premium Fund...............             --              --           --             --             --            --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................             --              --           --             --             --            --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....             --              --           --             --             --            --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................             --              --           --             --             --            --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................             --              --           --             --             --            --
                                       -----------       ---------     ---------     ---------      ---------     ---------
  Total assets.....................     52,967,255         670,974           --             --             --            --

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................            123               6           --             --             --            --
                                       -----------       ---------     ---------     ---------      ---------     ---------
  Net assets.......................    $52,967,132       $ 670,968     $     --      $      --      $      --     $      --
                                       ===========       =========     =========     =========      =========     =========

Net asset distribution by category:
  Variable life policies...........    $52,967,132       $ 670,968     $     --      $      --      $      --     $      --
                                       ===========       =========     =========     =========      =========     =========

Units outstanding, December 31,
  1999.............................     46,033,157         377,847           --             --             --            --
Net asset value per unit, December
  31, 1999.........................    $  1.150630       $1.775768     $1.000000     $1.000000      $1.000000     $1.000000

                                                    DGPF           DGPF
                                       DGPF       Delaware     International
                                     DelCap(a)   Balanced(a)      Equity
                                     ---------   -----------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $     --     $      --     $        --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................        --            --              --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................        --            --              --
Investments in shares of Delaware
  Group Premium Fund...............        --            --      44,794,844
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................        --            --              --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....        --            --              --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................        --            --              --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................        --            --              --
                                     ---------    ---------     -----------
  Total assets.....................        --            --      44,794,844
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................        --            --               3
                                     ---------    ---------     -----------
  Net assets.......................  $     --     $      --     $44,794,841
                                     =========    =========     ===========
Net asset distribution by category:
  Variable life policies...........  $     --     $      --     $44,794,841
                                     =========    =========     ===========
Units outstanding, December 31,
  1999.............................        --            --      30,064,075
Net asset value per unit, December
  31, 1999.........................  $1.000000    $1.000000     $  1.489979

(a) For the year ended 12/31/99, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                        DGPF                    DGPF                     DGPF          DGPF
                                     SMALL CAP      DGPF      Strategic     DGPF       Emerging       Social        DGPF
                                      VALUE(a)    Trend(a)    Income(a)   Devon(a)    Markets(a)   Awareness(a)    REIT(a)
                                     ----------   ---------   ---------   ---------   ----------   ------------   ---------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $      --    $      --   $     --    $      --   $      --     $      --     $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................         --           --         --           --          --            --            --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................         --           --         --           --          --            --            --
Investments in shares of Delaware
  Group Premium Fund...............         --           --         --           --          --            --            --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................         --           --         --           --          --            --            --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....         --           --         --           --          --            --            --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................         --           --         --           --          --            --            --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................         --           --         --           --          --            --            --
                                     ---------    ---------   ---------   ---------   ---------     ---------     ---------
  Total assets.....................         --           --         --           --          --            --            --

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................         --           --         --           --          --            --            --
                                     ---------    ---------   ---------   ---------   ---------     ---------     ---------
  Net assets.......................  $      --    $      --   $     --    $      --   $      --     $      --     $      --
                                     =========    =========   =========   =========   =========     =========     =========

Net asset distribution by category:
  Variable life policies...........  $      --    $      --   $     --    $      --   $      --     $      --     $      --
                                     =========    =========   =========   =========   =========     =========     =========

Units outstanding, December 31,
  1999.............................         --           --         --           --          --            --            --
Net asset value per unit, December
  31, 1999.........................  $1.000000    $1.000000   $1.000000   $1.000000   $1.000000     $1.000000     $1.000000

                                        DGPF
                                     Aggressive     DGPF U.S.
                                     Growth(a)      Growth(a)
                                     ----------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $      --      $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................         --             --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................         --             --
Investments in shares of Delaware
  Group Premium Fund...............         --             --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................         --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....         --             --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................         --             --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................         --             --
                                     ---------      ---------
  Total assets.....................         --             --
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................         --             --
                                     ---------      ---------
  Net assets.......................  $      --      $      --
                                     =========      =========
Net asset distribution by category:
  Variable life policies...........  $      --      $      --
                                     =========      =========
Units outstanding, December 31,
  1999.............................         --             --
Net asset value per unit, December
  31, 1999.........................  $1.000000      $1.000000

(a) For the year ended 12/31/99, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1999

                                                                                                                    MFVAT
                                      INVESCO      INVESCO                        MFVAT U.S.          MFVAT        Growth
                                     VIF EQUITY   VIF TOTAL    MORGAN STANLEY     GOVERNMENT          Asset           &
                                      INCOME*       RETURN      FIXED INCOME       INCOME(a)      Allocation(a)   Income(a)
                                     ----------   ----------   --------------   ---------------   -------------   ---------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $      --    $      --     $        --        $      --        $      --     $     --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................         --           --              --               --               --           --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................         --           --              --               --               --           --
Investments in shares of Delaware
  Group Premium Fund...............         --           --              --               --               --           --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................     10,555       27,685              --               --               --           --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....         --           --      29,912,451               --               --           --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................         --           --              --               --               --           --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................         --           --              12               --               --           --
                                     ---------    ---------     -----------        ---------        ---------     ---------
  Total assets.....................     10,555       27,685      29,912,463               --               --           --

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................         --           --              --               --               --           --
                                     ---------    ---------     -----------        ---------        ---------     ---------
  Net assets.......................  $  10,555    $  27,685     $29,912,463        $      --        $      --     $     --
                                     =========    =========     ===========        =========        =========     =========

Net asset distribution by category:
  Variable life policies...........  $  10,555    $  27,685     $29,912,463        $      --        $      --     $     --
                                     =========    =========     ===========        =========        =========     =========

Units outstanding, December 31,
  1999.............................      5,713       19,938      28,095,948               --               --           --
Net asset value per unit, December
  31, 1999.........................  $1.847415    $1.388528     $  1.064654        $1.000000        $1.000000     $1.000000


                                       MFVAT         MFVAT
                                      Capital    International
                                     Growth(a)     Equity(a)
                                     ---------   -------------
ASSETS:
Investments in shares of Allmerica
  Investment Trust.................  $     --      $      --
Investments in shares of Fidelity
  Variable Insurance Products Funds
  (VIP)............................        --             --
Investment in shares of T. Rowe
  Price International Series,
  Inc..............................        --             --
Investments in shares of Delaware
  Group Premium Fund...............        --             --
Investments in shares of INVESCO
  Variable Investment Funds, Inc.
  (VIF)............................        --             --
Investment in shares of Morgan
  Stanley Universal Funds, Inc.....        --             --
Investments in shares of Mutual
  Fund Variable Annuity Trust
  (MFVAT)..........................        --             --
Receivable from Allmerica Financial
  Life Insurance and Annuity
  Company (Sponsor)................        --             --
                                     ---------     ---------
  Total assets.....................        --             --
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company
  (Sponsor)........................        --             --
                                     ---------     ---------
  Net assets.......................  $     --      $      --
                                     =========     =========
Net asset distribution by category:
  Variable life policies...........  $     --      $      --
                                     =========     =========
Units outstanding, December 31,
  1999.............................        --             --
Net asset value per unit, December
  31, 1999.........................  $1.000000     $1.000000

 * Name changed. See Note 1.
(a) For the year ended 12/31/99, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                  GROWTH                       INVESTMENT GRADE INCOME
                                            FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                               DECEMBER 31,                         DECEMBER 31,
                                     --------------------------------    -----------------------------------
                                       1999        1998        1997         1999          1998        1997
                                     --------    --------    --------    -----------    --------    --------
INVESTMENT INCOME:
  Dividends......................    $ 23,481    $ 24,155    $ 19,495    $ 1,343,154    $882,578    $611,287

EXPENSES:
  Mortality and expense risk
    fees.........................       5,592      12,008       6,270        117,498      92,564      61,160
                                     --------    --------    --------    -----------    --------    --------
    Net investment income
      (loss).....................      17,889      12,147      13,225      1,225,656     790,014     550,127
                                     --------    --------    --------    -----------    --------    --------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......     286,696      21,129     282,628         18,099          --          --
  Net realized gain (loss) from
    sales of investments.........      47,530      (4,698)     22,096        (42,607)     20,005       7,069
                                     --------    --------    --------    -----------    --------    --------
    Net realized gain (loss).....     334,226      16,431     304,724        (24,508)     20,005       7,069
  Net unrealized gain (loss).....     456,438     330,418     (57,127)    (1,572,308)    166,355     282,868
                                     --------    --------    --------    -----------    --------    --------

    Net realized and unrealized
      gain (loss)................     790,664     346,849     247,597     (1,596,816)    186,360     289,937
                                     --------    --------    --------    -----------    --------    --------
    Net increase (decrease) in
      net assets from
      operations.................    $808,553    $358,996    $260,822    $  (371,160)   $976,374    $840,064
                                     ========    ========    ========    ===========    ========    ========

                                             MONEY MARKET                           EQUITY INDEX
                                          FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                             DECEMBER 31,                           DECEMBER 31,
                                   --------------------------------    ---------------------------------------
                                     1999        1998        1997         1999           1998          1997
                                   --------    --------    --------    -----------    ----------    ----------
INVESTMENT INCOME:
  Dividends......................  $63,607     $222,239    $168,681    $   130,745    $  340,554    $   99,982
EXPENSES:
  Mortality and expense risk
    fees.........................    7,616       21,736      24,667         97,822       122,802        49,283
                                   -------     --------    --------    -----------    ----------    ----------
    Net investment income
      (loss).....................   55,991      200,503     144,014         32,923       217,752        50,699
                                   -------     --------    --------    -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors......       --           --          --          3,576     1,091,932       231,984
  Net realized gain (loss) from
    sales of investments.........       --           --          --     11,658,579       313,038        57,606
                                   -------     --------    --------    -----------    ----------    ----------
    Net realized gain (loss).....       --           --          --     11,662,155     1,404,970       289,590
  Net unrealized gain (loss).....       --           --          --     (7,166,459)    5,974,791     1,759,333
                                   -------     --------    --------    -----------    ----------    ----------
    Net realized and unrealized
      gain (loss)................       --           --          --      4,495,696     7,379,761     2,048,923
                                   -------     --------    --------    -----------    ----------    ----------
    Net increase (decrease) in
      net assets from
      operations.................  $55,991     $200,503    $144,014    $ 4,528,619    $7,597,513    $2,099,622
                                   =======     ========    ========    ===========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                               GOVERNMENT BOND                 SELECT AGGRESSIVE GROWTH
                                              FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                 DECEMBER 31,                        DECEMBER 31,
                                       --------------------------------    --------------------------------
                                         1999        1998        1997        1999        1998        1997
                                       --------    --------    --------    --------    --------    --------
INVESTMENT INCOME:
  Dividends........................     $1,412      $  911       $837      $     --    $    --     $    --

EXPENSES:
  Mortality and expense risk
    fees...........................         78         103         19         5,695      3,950         706
                                        ------      ------       ----      --------    -------     -------
    Net investment income (loss)...      1,334         808        818        (5,695)    (3,950)       (706)
                                        ------      ------       ----      --------    -------     -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............         --          --         --            --         --      17,916
  Net realized gain (loss) from
    sales of investments...........       (153)        926          1        16,919     (3,058)        748
                                        ------      ------       ----      --------    -------     -------
    Net realized gain (loss).......       (153)        926          1        16,919     (3,058)     18,664
  Net unrealized gain (loss).......       (596)         83        (88)      356,020     42,784       3,863
                                        ------      ------       ----      --------    -------     -------

    Net realized and unrealized
      gain (loss)..................       (749)      1,009        (87)      372,939     39,726      22,527
                                        ------      ------       ----      --------    -------     -------
    Net increase (decrease) in net
      assets from
      operations...................     $  585      $1,817       $731      $367,244    $35,776     $21,821
                                        ======      ======       ====      ========    =======     =======

                                                 SELECT GROWTH                     SELECT GROWTH AND INCOME
                                               FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                  DECEMBER 31,                           DECEMBER 31,
                                     --------------------------------------    --------------------------------
                                        1999          1998          1997         1999        1998        1997
                                     ----------    ----------    ----------    --------    --------    --------
INVESTMENT INCOME:
  Dividends........................  $    8,328    $    7,079    $   20,160    $ 3,501     $ 2,753      $1,134
EXPENSES:
  Mortality and expense risk
    fees...........................      83,487        58,229        39,740      1,862       1,576         365
                                     ----------    ----------    ----------    -------     -------      ------
    Net investment income (loss)...     (75,159)      (51,150)      (19,580)     1,639       1,177         769
                                     ----------    ----------    ----------    -------     -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     529,243        93,491       363,902     23,247         922      13,936
  Net realized gain (loss) from
    sales of investments...........     518,323       576,009        51,101      1,849       1,778         296
                                     ----------    ----------    ----------    -------     -------      ------
    Net realized gain (loss).......   1,047,566       669,500       415,003     25,096       2,700      14,232
  Net unrealized gain (loss).......   3,239,541     2,339,939     1,431,596     22,927      25,056      (5,403)
                                     ----------    ----------    ----------    -------     -------      ------
    Net realized and unrealized
      gain (loss)..................   4,287,107     3,009,439     1,846,599     48,023      27,756       8,829
                                     ----------    ----------    ----------    -------     -------      ------
    Net increase (decrease) in net
      assets from
      operations...................  $4,211,948    $2,958,289    $1,827,019    $49,662     $28,933      $9,598
                                     ==========    ==========    ==========    =======     =======      ======

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                           SELECT VALUE OPPORTUNITY              SELECT INTERNATIONAL EQUITY
                                              FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                 DECEMBER 31,                            DECEMBER 31,
                                      -----------------------------------    ------------------------------------
                                         1999          1998        1997         1999          1998         1997
                                      -----------    --------    --------    ----------    ----------    --------
INVESTMENT INCOME:
  Dividends.......................    $       118    $ 5,317     $ 1,289     $       --    $  117,829    $131,715

EXPENSES:
  Mortality and expense risk
    fees..........................         64,483      2,543         633         42,211        53,990      35,909
                                      -----------    -------     -------     ----------    ----------    --------
    Net investment income
      (loss)......................        (64,365)     2,774         656        (42,211)       63,839      95,806
                                      -----------    -------     -------     ----------    ----------    --------

REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors............      1,173,968      1,651      30,900             --            --     182,156
  Net realized gain (loss) from
    sales of investments..........        (58,716)    (3,746)        700        803,256        77,352      11,256
                                      -----------    -------     -------     ----------    ----------    --------
    Net realized gain (loss)......      1,115,252     (2,095)     31,600        803,256        77,352     193,412
  Net unrealized gain (loss)......     (2,332,303)    16,497      (5,610)       900,525     1,085,145     (15,069)
                                      -----------    -------     -------     ----------    ----------    --------

    Net realized and unrealized
      gain (loss).................     (1,217,051)    14,402      25,990      1,703,781     1,162,497     178,343
                                      -----------    -------     -------     ----------    ----------    --------
    Net increase (decrease) in net
      assets from
      operations..................    $(1,281,416)   $17,176     $26,646     $1,661,570    $1,226,336    $274,149
                                      ===========    =======     =======     ==========    ==========    ========

                                                                            SELECT EMERGING MARKETS
                                      SELECT CAPITAL APPRECIATION
                                           FOR THE YEAR ENDED             FOR THE           FOR THE
                                              DECEMBER 31,               YEAR ENDED         PERIOD
                                    --------------------------------    DECEMBER 31,      11/9/98* TO
                                      1999        1998        1997          1999           12/31/98
                                    --------    --------    --------    ------------    ---------------
INVESTMENT INCOME:
  Dividends.......................  $    --     $     --     $   --        $  100       $            --
EXPENSES:
  Mortality and expense risk
    fees..........................    1,681          914        204            40                    --
                                    -------     --------     ------        ------       ---------------
    Net investment income
      (loss)......................   (1,681)        (914)      (204)           60                    --
                                    -------     --------     ------        ------       ---------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors............      412       37,550         --            --                    --
  Net realized gain (loss) from
    sales of investments..........       28         (803)       544            21                    --
                                    -------     --------     ------        ------       ---------------
    Net realized gain (loss)......      440       36,747        544            21                    --
  Net unrealized gain (loss)......   74,213      (13,375)     6,529         5,716                    --
                                    -------     --------     ------        ------       ---------------
    Net realized and unrealized
      gain (loss).................   74,653       23,372      7,073         5,737                    --
                                    -------     --------     ------        ------       ---------------
    Net increase (decrease) in net
      assets from
      operations..................  $72,972     $ 22,458     $6,869        $5,797       $            --
                                    =======     ========     ======        ======       ===============

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                       SELECT STRATEGIC        FIDELITY VIP HIGH INCOME           FIDELITY VIP EQUITY-INCOME
                                            GROWTH                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                           FOR THE                   DECEMBER 31,                        DECEMBER 31,
                                        PERIOD 3/5/99*     --------------------------------    --------------------------------
                                         TO 12/31/99         1999        1998        1997        1999        1998        1997
                                       ----------------    --------    --------    --------    --------    --------    --------
INVESTMENT INCOME:
  Dividends........................          $ 40          $ 8,271     $ 3,501      $  351      $2,402     $   898      $   91

EXPENSES:
  Mortality and expense risk
    fees...........................            20              783         354         119       1,479         569         177
                                             ----          -------     -------      ------      ------     -------      ------
    Net investment income (loss)...            20            7,488       3,147         232         923         329         (86)
                                             ----          -------     -------      ------      ------     -------      ------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............            --              309       2,225          43       5,309       3,197         457
  Net realized gain (loss) from
    sales of investments...........           (17)          (2,862)       (683)         94       3,125         802         242
                                             ----          -------     -------      ------      ------     -------      ------
    Net realized gain (loss).......           (17)          (2,553)      1,542         137       8,434       3,999         699
  Net unrealized gain (loss).......           918            2,236      (8,346)      2,892        (277)      5,752       5,483
                                             ----          -------     -------      ------      ------     -------      ------

    Net realized and unrealized
      gain (loss)..................           901             (317)     (6,804)      3,029       8,157       9,751       6,182
                                             ----          -------     -------      ------      ------     -------      ------
    Net increase (decrease) in net
      assets from
      operations...................          $921          $ 7,171     $(3,657)     $3,261      $9,080     $10,080      $6,096
                                             ====          =======     =======      ======      ======     =======      ======

                                           FIDELITY VIP GROWTH
                                            FOR THE YEAR ENDED
                                               DECEMBER 31,
                                     --------------------------------
                                       1999        1998        1997
                                     --------    --------    --------
INVESTMENT INCOME:
  Dividends........................  $  2,233    $  1,819    $ 2,224
EXPENSES:
  Mortality and expense risk
    fees...........................     6,781       2,312      1,311
                                     --------    --------    -------
    Net investment income (loss)...    (4,548)       (493)       913
                                     --------    --------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............   140,400      47,583      9,956
  Net realized gain (loss) from
    sales of investments...........   114,230      37,911     16,498
                                     --------    --------    -------
    Net realized gain (loss).......   254,630      85,494     26,454
  Net unrealized gain (loss).......   242,219     115,549     43,944
                                     --------    --------    -------
    Net realized and unrealized
      gain (loss)..................   496,849     201,043     70,398
                                     --------    --------    -------
    Net increase (decrease) in net
      assets from
      operations...................  $492,301    $200,550    $71,311
                                     ========    ========    =======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                            FIDELITY VIP OVERSEAS                  FIDELITY VIP II               FIDELITY VIP II
                                                   FOR THE                          ASSET MANAGER                   INDEX 500
                                                  YEAR ENDED                      FOR THE YEAR ENDED
                                                 DECEMBER 31,                        DECEMBER 31,                    FOR THE
                                       --------------------------------    --------------------------------          PERIOD
                                         1999        1998        1997        1999        1998        1997      5/4/99* TO 12/31/99
                                       --------    --------    --------    --------    --------    --------    -------------------
INVESTMENT INCOME:
  Dividends........................    $ 1,054      $1,056      $  344     $20,569     $11,971     $ 6,739          $       --

EXPENSES:
  Mortality and expense risk
    fees...........................        502         338         205       1,247       2,662         994              56,677
                                       -------      ------      ------     -------     -------     -------          ----------
    Net investment income (loss)...        552         718         139      19,322       9,309       5,745             (56,677)
                                       -------      ------      ------     -------     -------     -------          ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      1,699       3,112       1,365      26,054      35,913      16,905                  --
  Net realized gain (loss) from
    sales of investments...........      1,721         165         201       1,785       5,268         499               1,274
                                       -------      ------      ------     -------     -------     -------          ----------
    Net realized gain (loss).......      3,420       3,277       1,566      27,839      41,181      17,404               1,274
  Net unrealized gain (loss).......     30,111       1,086         285      12,862      15,917      28,899           4,566,606
                                       -------      ------      ------     -------     -------     -------          ----------

    Net realized and unrealized
      gain (loss)..................     33,531       4,363       1,851      40,701      57,098      46,303           4,567,880
                                       -------      ------      ------     -------     -------     -------          ----------
    Net increase (decrease) in net
      assets from
      operations...................    $34,083      $5,081      $1,990     $60,023     $66,407     $52,048          $4,511,203
                                       =======      ======      ======     =======     =======     =======          ==========

                                              T. ROWE PRICE
                                           INTERNATIONAL STOCK
                                            FOR THE YEAR ENDED
                                               DECEMBER 31,
                                     --------------------------------
                                       1999        1998        1997
                                     --------    --------    --------
INVESTMENT INCOME:
  Dividends........................  $  2,334    $ 4,272      $  898
EXPENSES:
  Mortality and expense risk
    fees...........................     2,485      1,337         560
                                     --------    -------      ------
    Net investment income (loss)...      (151)     2,935         338
                                     --------    -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............     7,335      1,508       1,272
  Net realized gain (loss) from
    sales of investments...........     1,538        318         183
                                     --------    -------      ------
    Net realized gain (loss).......     8,873      1,826       1,455
  Net unrealized gain (loss).......   144,131     23,676        (326)
                                     --------    -------      ------
    Net realized and unrealized
      gain (loss)..................   153,004     25,502       1,129
                                     --------    -------      ------
    Net increase (decrease) in net
      assets from
      operations...................  $152,853    $28,437      $1,467
                                     ========    =======      ======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                       INVESCO VIF
                                           DGPF INTERNATIONAL EQUITY                 EQUITY INCOME**
                                               FOR THE YEAR ENDED                   FOR THE YEAR ENDED
                                                  DECEMBER 31,                         DECEMBER 31,
                                       ----------------------------------    --------------------------------
                                          1999         1998        1997        1999        1998        1997
                                       ----------    --------    --------    --------    --------    --------
INVESTMENT INCOME:
  Dividends........................    $  183,862    $ 11,680     $ 118       $  123      $  150      $  112

EXPENSES:
  Mortality and expense risk
    fees...........................        50,747      16,877       251           39          38          23
                                       ----------    --------     -----       ------      ------      ------
    Net investment income (loss)...       133,115      (5,197)     (133)          84         112          89
                                       ----------    --------     -----       ------      ------      ------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............        13,428          --        --           55         311         398
  Net realized gain (loss) from
    sales of investments...........        20,862       7,893       164          234         401          25
                                       ----------    --------     -----       ------      ------      ------
    Net realized gain (loss).......        34,290       7,893       164          289         712         423
  Net unrealized gain (loss).......     2,827,542     442,761      (695)         947         312         752
                                       ----------    --------     -----       ------      ------      ------

    Net realized and unrealized
      gain (loss)..................     2,861,832     450,654      (531)       1,236       1,024       1,175
                                       ----------    --------     -----       ------      ------      ------
    Net increase (decrease) in net
      assets from
      operations...................    $2,994,947    $445,457     $(664)      $1,320      $1,136      $1,264
                                       ==========    ========     =====       ======      ======      ======

                                               INVESCO VIF                MORGAN STANLEY FIXED INCOME
                                               TOTAL RETURN
                                            FOR THE YEAR ENDED             FOR THE           FOR THE
                                               DECEMBER 31,               YEAR ENDED         PERIOD
                                     --------------------------------    DECEMBER 31,      2/17/98* TO
                                       1999        1998        1997          1999           12/31/98
                                     --------    --------    --------    ------------      -----------
INVESTMENT INCOME:
  Dividends........................  $   642      $1,276      $1,045     $ 1,356,031        $648,460
EXPENSES:
  Mortality and expense risk
    fees...........................      149         257         137          78,341          35,898
                                     -------      ------      ------     -----------        --------
    Net investment income (loss)...      493       1,019         908       1,277,690         612,562
                                     -------      ------      ------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors.............      107       1,325         245           3,424         256,451
  Net realized gain (loss) from
    sales of investments...........    4,008         553          31         (11,666)          8,635
                                     -------      ------      ------     -----------        --------
    Net realized gain (loss).......    4,115       1,878         276          (8,242)        265,086
  Net unrealized gain (loss).......   (5,835)      2,122       5,287      (1,680,097)       (179,067)
                                     -------      ------      ------     -----------        --------
    Net realized and unrealized
      gain (loss)..................   (1,720)      4,000       5,563      (1,688,339)         86,019
                                     -------      ------      ------     -----------        --------
    Net increase (decrease) in net
      assets from
      operations...................  $(1,227)     $5,019      $6,471     $  (410,649)       $698,581
                                     =======      ======      ======     ===========        ========

 * Date of initial investment.
** Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                              GROWTH                      INVESTMENT GRADE INCOME
                                            YEAR ENDED                           YEAR ENDED
                                           DECEMBER 31,                         DECEMBER 31,
                                ----------------------------------  ------------------------------------
                                   1999        1998        1997        1999         1998         1997
                                ----------  ----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   17,889  $   12,147  $   13,225  $ 1,225,656  $   790,014  $  550,127
    Net realized gain
      (loss)..................     334,226      16,431     304,724      (24,508)      20,005       7,069
    Net unrealized gain
      (loss)..................     456,438     330,418     (57,127)  (1,572,308)     166,355     282,868
                                ----------  ----------  ----------  -----------  -----------  ----------
    Net increase (decrease) in
      net assets from
      operations..............     808,553     358,996     260,822     (371,160)     976,374     840,064
                                ----------  ----------  ----------  -----------  -----------  ----------

  FROM POLICY TRANSACTIONS:
    Net premiums..............     873,749     675,094     793,195    8,011,892    2,981,137   9,313,499
    Terminations..............    (337,479)    (48,810)     (2,053)     (13,958)     (53,707)         --
    Insurance and other
      charges.................     (13,900)     (7,692)     (3,267)    (633,839)    (451,085)   (447,871)
    Transfers between
      sub-accounts (including
      fixed
      account), net...........     540,030     (72,668)     75,006    2,113,615    2,055,119     138,291
    Other transfers from (to)
      the General Account.....     116,813         492      (6,615)      (6,858)         892         402
    Net increase (decrease) in
      investment by
      Sponsor.................          --          --          --           --         (265)         --
                                ----------  ----------  ----------  -----------  -----------  ----------
    Net increase (decrease) in
      net assets from policy
      transactions............   1,179,213     546,416     856,266    9,470,852    4,532,091   9,004,321
                                ----------  ----------  ----------  -----------  -----------  ----------
    Net increase (decrease) in
      net assets..............   1,987,766     905,412   1,117,088    9,099,692    5,508,465   9,844,385

NET ASSETS:
  Beginning of year...........   2,680,726   1,775,314     658,226   15,353,080    9,844,615         230
                                ----------  ----------  ----------  -----------  -----------  ----------
  End of year.................  $4,668,492  $2,680,726  $1,775,314  $24,452,772  $15,353,080  $9,844,615
                                ==========  ==========  ==========  ===========  ===========  ==========

                                            MONEY MARKET                           EQUITY INDEX
                                             YEAR ENDED                             YEAR ENDED
                                            DECEMBER 31,                           DECEMBER 31,
                                -------------------------------------  -------------------------------------
                                   1999         1998         1997          1999         1998         1997
                                ----------  ------------  -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)..................  $   55,991  $    200,503  $   144,014  $     32,923  $   217,752  $   50,699
    Net realized gain
      (loss)..................          --            --           --    11,662,155    1,404,970     289,590
    Net unrealized gain
      (loss)..................          --            --           --    (7,166,459)   5,974,791   1,759,333
                                ----------  ------------  -----------  ------------  -----------  ----------
    Net increase (decrease) in
      net assets from
      operations..............      55,991       200,503      144,014     4,528,619    7,597,513   2,099,622
                                ----------  ------------  -----------  ------------  -----------  ----------
  FROM POLICY TRANSACTIONS:
    Net premiums..............   6,325,820     1,928,083   30,656,799     2,363,320   17,533,507   6,793,979
    Terminations..............     (69,826)      (47,901)         (31)     (172,583)     (86,149)       (198)
    Insurance and other
      charges.................    (709,087)     (830,359)    (704,864)     (587,637)    (998,917)   (364,580)
    Transfers between
      sub-accounts (including
      fixed
      account), net...........    (391,608)  (29,510,393)  (1,673,588)  (49,801,441)  13,535,625       8,426
    Other transfers from (to)
      the General Account.....     (10,636)         (771)          35        (2,377)       5,188         (34)
    Net increase (decrease) in
      investment by
      Sponsor.................          --            --           --            --           --          --
                                ----------  ------------  -----------  ------------  -----------  ----------
    Net increase (decrease) in
      net assets from policy
      transactions............   5,144,663   (28,461,341)  28,278,351   (48,200,718)  29,989,254   6,437,593
                                ----------  ------------  -----------  ------------  -----------  ----------
    Net increase (decrease) in
      net assets..............   5,200,654   (28,260,838)  28,422,365   (43,672,099)  37,586,767   8,537,215
NET ASSETS:
  Beginning of year...........     239,626    28,500,464       78,099    46,130,667    8,543,900       6,685
                                ----------  ------------  -----------  ------------  -----------  ----------
  End of year.................  $5,440,280  $    239,626  $28,500,464  $  2,458,568  $46,130,667  $8,543,900
                                ==========  ============  ===========  ============  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         GOVERNMENT BOND                  SELECT AGGRESSIVE GROWTH
                                                            YEAR ENDED                           YEAR ENDED
                                                           DECEMBER 31,                         DECEMBER 31,
                                                 --------------------------------    ----------------------------------
                                                   1999        1998        1997         1999         1998        1997
                                                 --------    --------    --------    ----------    --------    --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............    $  1,334    $    808    $   818     $   (5,695)   $ (3,950)   $   (706)
    Net realized gain (loss).................        (153)        926          1         16,919      (3,058)     18,664
    Net unrealized gain (loss)...............        (596)         83        (88)       356,020      42,784       3,863
                                                 --------    --------    -------     ----------    --------    --------
    Net increase (decrease) in net assets
      from
      operations.............................         585       1,817        731        367,244      35,776      21,821
                                                 --------    --------    -------     ----------    --------    --------

  FROM POLICY TRANSACTIONS:
    Net premiums.............................      12,424      13,471      5,649        298,089     448,702      98,882
    Terminations.............................     (12,517)        (81)      (713)       (29,100)    (76,946)     (3,662)
    Insurance and other charges..............        (554)       (216)      (163)       (29,164)    (18,498)     (3,465)
    Transfers between sub-accounts (including
      fixed
      account), net..........................       3,007     (30,874)    31,189        (17,644)    181,020     115,907
    Other transfers from (to) the General
      Account................................        (583)       (389)        --        (17,822)     (3,910)      1,120
    Net increase (decrease) in investment by
      Sponsor................................          --          --         --             --          --          --
                                                 --------    --------    -------     ----------    --------    --------
    Net increase (decrease) in net assets
      from policy
      transactions...........................       1,777     (18,089)    35,962        204,359     530,368     208,782
                                                 --------    --------    -------     ----------    --------    --------
    Net increase (decrease) in net assets....       2,362     (16,272)    36,693        571,603     566,144     230,603

NET ASSETS:
  Beginning of year..........................      23,338      39,610      2,917        805,199     239,055       8,452
                                                 --------    --------    -------     ----------    --------    --------
  End of year................................    $ 25,700    $ 23,338    $39,610     $1,376,802    $805,199    $239,055
                                                 ========    ========    =======     ==========    ========    ========

                                                            SELECT GROWTH                      SELECT GROWTH AND INCOME
                                                              YEAR ENDED                              YEAR ENDED
                                                             DECEMBER 31,                            DECEMBER 31,
                                               ----------------------------------------    --------------------------------
                                                  1999           1998           1997         1999        1998        1997
                                               -----------    -----------    ----------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).............  $   (75,159)   $   (51,150)   $  (19,580)   $  1,639    $  1,177    $    769
    Net realized gain (loss).................    1,047,566        669,500       415,003      25,096       2,700      14,232
    Net unrealized gain (loss)...............    3,239,541      2,339,939     1,431,596      22,927      25,056      (5,403)
                                               -----------    -----------    ----------    --------    --------    --------
    Net increase (decrease) in net assets
      from
      operations.............................    4,211,948      2,958,289     1,827,019      49,662      28,933       9,598
                                               -----------    -----------    ----------    --------    --------    --------
  FROM POLICY TRANSACTIONS:
    Net premiums.............................    3,049,445      2,111,416     5,368,817      88,966     155,220      65,720
    Terminations.............................      (33,196)       (97,238)          (18)     (7,618)    (44,778)     (4,379)
    Insurance and other charges..............     (345,255)      (281,352)     (292,989)     (5,494)     (7,462)     (3,633)
    Transfers between sub-accounts (including
      fixed
      account), net..........................    2,130,460       (952,256)       76,402       3,125     (70,127)    101,691
    Other transfers from (to) the General
      Account................................       (8,787)         4,794         1,070        (639)     (1,320)        800
    Net increase (decrease) in investment by
      Sponsor................................           --             --            --          --          --          --
                                               -----------    -----------    ----------    --------    --------    --------
    Net increase (decrease) in net assets
      from policy
      transactions...........................    4,792,667        785,364     5,153,282      78,340      31,533     160,199
                                               -----------    -----------    ----------    --------    --------    --------
    Net increase (decrease) in net assets....    9,004,615      3,743,653     6,980,301     128,002      60,466     169,797
NET ASSETS:
  Beginning of year..........................   10,725,760      6,982,107         1,806     232,628     172,162       2,365
                                               -----------    -----------    ----------    --------    --------    --------
  End of year................................  $19,730,375    $10,725,760    $6,982,107    $360,630    $232,628    $172,162
                                               ===========    ===========    ==========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           SELECT VALUE OPPORTUNITY                SELECT INTERNATIONAL EQUITY
                                                  YEAR ENDED                               YEAR ENDED
                                                 DECEMBER 31,                             DECEMBER 31,
                                      -----------------------------------    ---------------------------------------
                                         1999          1998        1997         1999           1998          1997
                                      -----------    --------    --------    -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................    $   (64,365)   $  2,774    $    656    $   (42,211)   $   63,839    $   95,806
    Net realized gain (loss)......      1,115,252      (2,095)     31,600        803,256        77,352       193,412
    Net unrealized gain (loss)....     (2,332,303)     16,497      (5,610)       900,525     1,085,145       (15,069)
                                      -----------    --------    --------    -----------    ----------    ----------
    Net increase (decrease) in net
      assets from
      operations..................     (1,281,416)     17,176      26,646      1,661,570     1,226,336       274,149
                                      -----------    --------    --------    -----------    ----------    ----------

  FROM POLICY TRANSACTIONS:
    Net premiums..................      7,573,904     245,642     151,059      1,382,581     1,910,773     5,449,561
    Terminations..................        (10,156)    (32,190)     (3,904)       (40,201)      (85,614)           (8)
    Insurance and other charges...       (504,046)    (12,119)     (4,266)      (135,408)     (257,943)     (259,243)
    Transfers between sub-accounts
      (including fixed
      account), net...............     14,728,048     182,286      59,070     (5,542,260)      655,125       108,744
    Other transfers from (to) the
      General Account.............          3,590      (2,227)        432         (5,159)       (6,961)          947
    Net increase (decrease) in
      investment by
      Sponsor.....................             --          --          --             --            --            --
                                      -----------    --------    --------    -----------    ----------    ----------
    Net increase (decrease) in net
      assets from policy
      transactions................     21,791,340     381,392     202,391     (4,340,447)    2,215,380     5,300,001
                                      -----------    --------    --------    -----------    ----------    ----------
    Net increase (decrease) in net
      assets......................     20,509,924     398,568     229,037     (2,678,877)    3,441,716     5,574,150

NET ASSETS:
  Beginning of year...............        633,602     235,034       5,997      9,078,542     5,636,826        62,676
                                      -----------    --------    --------    -----------    ----------    ----------
  End of year.....................    $21,143,526    $633,602    $235,034    $ 6,399,665    $9,078,542    $5,636,826
                                      ===========    ========    ========    ===========    ==========    ==========

                                      SELECT CAPITAL APPRECIATION          SELECT EMERGING MARKETS
                                               YEAR ENDED
                                              DECEMBER 31,               YEAR ENDED         PERIOD
                                    --------------------------------    DECEMBER 31,     FROM 11/9/98*
                                      1999        1998        1997          1999          TO 12/31/98
                                    --------    --------    --------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $ (1,681)   $   (914)   $  (204)       $    60            $--
    Net realized gain (loss)......       440      36,747        544             21             --
    Net unrealized gain (loss)....    74,213     (13,375)     6,529          5,716             --
                                    --------    --------    -------        -------            ---
    Net increase (decrease) in net
      assets from
      operations..................    72,972      22,458      6,869          5,797             --
                                    --------    --------    -------        -------            ---
  FROM POLICY TRANSACTIONS:
    Net premiums..................   118,843     105,063     53,911         21,690             11
    Terminations..................   (14,254)     (8,341)    (3,829)            --             --
    Insurance and other charges...    (9,399)     (5,861)    (1,570)          (399)            --
    Transfers between sub-accounts
      (including fixed
      account), net...............     4,812      69,728     (4,978)        11,082             --
    Other transfers from (to) the
      General Account.............    (4,275)       (344)       (16)           242             --
    Net increase (decrease) in
      investment by
      Sponsor.....................        --          --         --             --             --
                                    --------    --------    -------        -------            ---
    Net increase (decrease) in net
      assets from policy
      transactions................    95,727     160,245     43,518         32,615             11
                                    --------    --------    -------        -------            ---
    Net increase (decrease) in net
      assets......................   168,699     182,703     50,387         38,412             11
NET ASSETS:
  Beginning of year...............   248,088      65,385     14,998             11             --
                                    --------    --------    -------        -------            ---
  End of year.....................  $416,787    $248,088    $65,385        $38,423            $11
                                    ========    ========    =======        =======            ===

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       SELECT STRATEGIC        FIDELITY VIP HIGH INCOME           FIDELITY VIP EQUITY-INCOME
                                            GROWTH                    YEAR ENDED                          YEAR ENDED
                                            PERIOD                   DECEMBER 31,                        DECEMBER 31,
                                         FROM 3/5/99*      --------------------------------    --------------------------------
                                         TO 12/31/99         1999        1998        1997        1999        1998        1997
                                       ----------------    --------    --------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...        $    20         $  7,488    $ 3,147     $   232     $    923    $    329    $   (86)
    Net realized gain (loss).......            (17)          (2,553)     1,542         137        8,434       3,999        699
    Net unrealized gain (loss).....            918            2,236     (8,346)      2,892         (277)      5,752      5,483
                                           -------         --------    -------     -------     --------    --------    -------
    Net increase (decrease) in net
      assets from
      operations...................            921            7,171     (3,657)      3,261        9,080      10,080      6,096
                                           -------         --------    -------     -------     --------    --------    -------

  FROM POLICY TRANSACTIONS:
    Net premiums...................         12,853          180,207     36,812      37,542      187,400     116,536     49,237
    Terminations...................             --          (21,248)    (4,930)     (1,972)     (33,829)    (23,881)      (817)
    Insurance and other charges....         (1,346)         (15,258)    (3,521)     (1,317)     (15,364)     (6,484)    (1,985)
    Transfers between sub-accounts
      (including fixed
      account), net................          1,952           (6,975)    21,213       1,849       92,974       4,066      1,915
    Other transfers from (to) the
      General Account..............             45           (3,559)      (252)         15       (7,403)         25         89
    Net increase (decrease) in
      investment by
      Sponsor......................             --               --         --          --           --          --         --
                                           -------         --------    -------     -------     --------    --------    -------
    Net increase (decrease) in net
      assets from policy
      transactions.................         13,504          133,167     49,322      36,117      223,778      90,262     48,439
                                           -------         --------    -------     -------     --------    --------    -------
    Net increase (decrease) in net
      assets.......................         14,425          140,338     45,665      39,378      232,858     100,342     54,535

NET ASSETS:
  Beginning of year................             --           89,094     43,429       4,051      159,323      58,981      4,446
                                           -------         --------    -------     -------     --------    --------    -------
  End of year......................        $14,425         $229,432    $89,094     $43,429     $392,181    $159,323    $58,981
                                           =======         ========    =======     =======     ========    ========    =======

                                             FIDELITY VIP GROWTH
                                                  YEAR ENDED
                                                 DECEMBER 31,
                                     ------------------------------------
                                        1999          1998         1997
                                     ----------    ----------    --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (4,548)   $     (493)   $    913
    Net realized gain (loss).......     254,630        85,494      26,454
    Net unrealized gain (loss).....     242,219       115,549      43,944
                                     ----------    ----------    --------
    Net increase (decrease) in net
      assets from
      operations...................     492,301       200,550      71,311
                                     ----------    ----------    --------
  FROM POLICY TRANSACTIONS:
    Net premiums...................     444,886       267,715     137,061
    Terminations...................    (337,035)      (25,480)    (17,376)
    Insurance and other charges....     (37,954)       (8,916)     (4,065)
    Transfers between sub-accounts
      (including fixed
      account), net................     266,957       375,715    (169,900)
    Other transfers from (to) the
      General Account..............      30,447        (3,680)        199
    Net increase (decrease) in
      investment by
      Sponsor......................          --            --          --
                                     ----------    ----------    --------
    Net increase (decrease) in net
      assets from policy
      transactions.................     367,301       605,354     (54,081)
                                     ----------    ----------    --------
    Net increase (decrease) in net
      assets.......................     859,602       805,904      17,230
NET ASSETS:
  Beginning of year................   1,151,463       345,559     328,329
                                     ----------    ----------    --------
  End of year......................  $2,011,065    $1,151,463    $345,559
                                     ==========    ==========    ========

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                            FIDELITY VIP OVERSEAS           FIDELITY VIP II ASSET MANAGER
                                                  YEAR ENDED                          YEAR ENDED                 FIDELITY VIP II
                                                 DECEMBER 31,                        DECEMBER 31,                   INDEX 500
                                       --------------------------------    --------------------------------    PERIOD FROM 5/4/99*
                                         1999        1998        1997        1999        1998        1997          TO 12/31/99
                                       --------    --------    --------    --------    --------    --------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...    $    552    $    718    $   139     $ 19,322    $  9,309    $  5,745        $   (56,677)
    Net realized gain (loss).......       3,420       3,277      1,566       27,839      41,181      17,404              1,274
    Net unrealized gain (loss).....      30,111       1,086        285       12,862      15,917      28,899          4,566,606
                                       --------    --------    -------     --------    --------    --------        -----------
    Net increase (decrease) in net
      assets from
      operations...................      34,083       5,081      1,990       60,023      66,407      52,048          4,511,203
                                       --------    --------    -------     --------    --------    --------        -----------

  FROM POLICY TRANSACTIONS:
    Net premiums...................      33,875      38,586     31,760      333,909     216,035     142,926         16,597,260
    Terminations...................      (2,242)     (1,996)      (184)     (84,288)       (219)       (172)                --
    Insurance and other charges....      (4,895)     (3,619)    (1,796)      (4,448)       (759)       (455)          (418,198)
    Transfers between sub-accounts
      (including fixed
      account), net................         475     (20,410)       685      (34,218)     (2,565)    (14,401)        32,276,822
    Other transfers from (to) the
      General Account..............      (7,437)       (832)         2       23,270      (1,965)       (194)                45
    Net increase (decrease) in
      investment by
      Sponsor......................          --          --         --           --          --          --                 --
                                       --------    --------    -------     --------    --------    --------        -----------
    Net increase (decrease) in net
      assets from policy
      transactions.................      19,776      11,729     30,467      234,225     210,527     127,704         48,455,929
                                       --------    --------    -------     --------    --------    --------        -----------
    Net increase (decrease) in net
      assets.......................      53,859      16,810     32,457      294,248     276,934     179,752         52,967,132

NET ASSETS:
  Beginning of year................      67,581      50,771     18,314      648,373     371,439     191,687                 --
                                       --------    --------    -------     --------    --------    --------        -----------
  End of year......................    $121,440    $ 67,581    $50,771     $942,621    $648,373    $371,439        $52,967,132
                                       ========    ========    =======     ========    ========    ========        ===========

                                      T. ROWE PRICE INTERNATIONAL STOCK
                                                  YEAR ENDED
                                                 DECEMBER 31,
                                     ------------------------------------
                                       1999          1998          1997
                                     --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)...  $   (151)     $  2,935      $   338
    Net realized gain (loss).......     8,873         1,826        1,455
    Net unrealized gain (loss).....   144,131        23,676         (326)
                                     --------      --------      -------
    Net increase (decrease) in net
      assets from
      operations...................   152,853        28,437        1,467
                                     --------      --------      -------
  FROM POLICY TRANSACTIONS:
    Net premiums...................   152,351       104,206       36,785
    Terminations...................    (4,759)       (2,000)          --
    Insurance and other charges....   (12,033)       (5,246)      (1,021)
    Transfers between sub-accounts
      (including fixed
      account), net................    10,736       148,557          533
    Other transfers from (to) the
      General Account..............      (323)          360           (1)
    Net increase (decrease) in
      investment by
      Sponsor......................        --            --           --
                                     --------      --------      -------
    Net increase (decrease) in net
      assets from policy
      transactions.................   145,972       245,877       36,296
                                     --------      --------      -------
    Net increase (decrease) in net
      assets.......................   298,825       274,314       37,763
NET ASSETS:
  Beginning of year................   372,143        97,829       60,066
                                     --------      --------      -------
  End of year......................  $670,968      $372,143      $97,829
                                     ========      ========      =======

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          DGPF INTERNATIONAL EQUITY              INVESCO VIF EQUITY INCOME**
                                                 YEAR ENDED                               YEAR ENDED
                                                DECEMBER 31,                             DECEMBER 31,
                                    -------------------------------------    ------------------------------------
                                       1999           1998         1997        1999          1998          1997
                                    -----------    ----------    --------    --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $   133,115    $   (5,197)   $  (133)    $    84       $   112        $   89
    Net realized gain (loss)......       34,290         7,893        164         289           712           423
    Net unrealized gain (loss)....    2,827,542       442,761       (695)        947           312           752
                                    -----------    ----------    -------     -------       -------        ------
    Net increase (decrease) in net
      assets from
      operations..................    2,994,947       445,457       (664)      1,320         1,136         1,264
                                    -----------    ----------    -------     -------       -------        ------

  FROM POLICY TRANSACTIONS:
    Net premiums..................   33,755,687     3,720,116     82,362       2,113         6,284         2,869
    Terminations..................       (3,114)         (370)    (1,381)       (149)         (916)           --
    Insurance and other charges...     (501,577)     (204,104)    (1,510)     (1,958)       (4,494)         (242)
    Transfers between sub-accounts
      (including fixed
      account), net...............       (1,808)    4,507,084      1,085          --            --            --
    Other transfers from (to) the
      General Account.............         (354)          244         11          --             8             3
    Net increase (decrease) in
      investment by
      Sponsor.....................           --            --         --          --            --            --
                                    -----------    ----------    -------     -------       -------        ------
    Net increase (decrease) in net
      assets from policy
      transactions................   33,248,834     8,022,970     80,567           6           882         2,630
                                    -----------    ----------    -------     -------       -------        ------
    Net increase (decrease) in net
      assets......................   36,243,781     8,468,427     79,903       1,326         2,018         3,894

NET ASSETS:
  Beginning of year...............    8,551,060        82,633      2,730       9,229         7,211         3,317
                                    -----------    ----------    -------     -------       -------        ------
  End of year.....................  $44,794,841    $8,551,060    $82,633     $10,555       $ 9,229        $7,211
                                    ===========    ==========    =======     =======       =======        ======

                                        INVESCO VIF TOTAL RETURN         MORGAN STANLEY FIXED INCOME
                                               YEAR ENDED
                                              DECEMBER 31,               YEAR ENDED        PERIOD
                                    --------------------------------    DECEMBER 31,    FROM 2/17/98*
                                      1999        1998        1997          1999         TO 12/31/98
                                    --------    --------    --------    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income
      (loss)......................  $    493    $ 1,019     $   908     $ 1,277,690      $   612,562
    Net realized gain (loss)......     4,115      1,878         276          (8,242)         265,086
    Net unrealized gain (loss)....    (5,835)     2,122       5,287      (1,680,097)        (179,067)
                                    --------    -------     -------     -----------      -----------
    Net increase (decrease) in net
      assets from
      operations..................    (1,227)     5,019       6,471        (410,649)         698,581
                                    --------    -------     -------     -----------      -----------
  FROM POLICY TRANSACTIONS:
    Net premiums..................     1,559      7,489      26,884       7,703,567        9,708,358
    Terminations..................   (32,859)        (8)         --              --               --
    Insurance and other charges...    (1,694)      (860)       (764)       (522,326)        (446,219)
    Transfers between sub-accounts
      (including fixed
      account), net...............        --         --          --       3,300,001        9,881,316
    Other transfers from (to) the
      General Account.............        (1)        42          32              19             (185)
    Net increase (decrease) in
      investment by
      Sponsor.....................        --         --          --              --               --
                                    --------    -------     -------     -----------      -----------
    Net increase (decrease) in net
      assets from policy
      transactions................   (32,995)     6,663      26,152      10,481,261       19,143,270
                                    --------    -------     -------     -----------      -----------
    Net increase (decrease) in net
      assets......................   (34,222)    11,682      32,623      10,070,612       19,841,851
NET ASSETS:
  Beginning of year...............    61,907     50,225      17,602      19,841,851               --
                                    --------    -------     -------     -----------      -----------
  End of year.....................  $ 27,685    $61,907     $50,225     $29,912,463      $19,841,851
                                    ========    =======     =======     ===========      ===========

 * Date of initial investment.
** Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Group VEL Account (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of certain flexible premium variable life insurance policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

    Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers forty-four Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity
VIP) or the Variable Insurance Products Fund II (Fidelity VIP II), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Company or Delaware International Advisers Ltd.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley) managed by Miller Anderson & Sherrerd, LLP; or of the Mutual Fund Variable Annuity Trust (MFVAT) managed by Chase Manhattan Bank, N.A.. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, INVESCO, Morgan Stanley and MFVAT (the Funds) are open-end, management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO VIF and its affiliates. Morgan Stanley is available only to employees of Duke Energy Corporation and its affiliates.

    Effective May 1, 1999, Decatur Total Return Fund was renamed Growth and Income Fund and Delaware Fund was renamed Delaware Balanced Fund. Effective September 1, 1999, INVESCO VIF Industrial Income Fund was renamed Equity Income. Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                              PORTFOLIO INFORMATION
                                                       ------------------------------------
                                                                                  NET ASSET
                                                       NUMBER OF     AGGREGATE      VALUE
INVESTMENT PORTFOLIO                                     SHARES        COST       PER SHARE
--------------------                                   ----------   -----------   ---------
Growth...............................................  1,410,003    $ 3,972,164   $  3.311
Investment Grade Income..............................  23,266,205    25,575,861      1.051
Money Market.........................................  5,440,130      5,440,130      1.000
Equity Index.........................................    605,611      1,891,214      4.060
Government Bond......................................     25,424         26,300      1.011
Select Aggressive Growth.............................    403,637        974,516      3.411
Select Growth........................................  6,471,181     12,719,748      3.049
Select Growth and Income.............................    186,565        318,146      1.933
Select Value Opportunity.............................  13,901,118    23,464,808      1.521
Select International Equity..........................  3,150,993      4,425,284      2.031
Select Capital Appreciation..........................    203,014        349,493      2.053
Select Emerging Markets..............................     29,741         32,710      1.292
Select Strategic Growth..............................     12,811         13,507      1.126
Fidelity VIP High Income.............................     20,286        232,562     11.310
Fidelity VIP Equity-Income...........................     15,254        381,097     25.710
Fidelity VIP Growth..................................     36,612      1,607,076     54.930
Fidelity VIP Overseas................................      4,426         88,722     27.440
Fidelity VIP II Asset Manager........................     50,489        877,472     18.670
Fidelity VIP II Index 500............................    316,392     48,400,649    167.410
T. Rowe Price International Stock....................     35,240        500,046     19.040
DGPF Growth & Income*................................         --             --         --
DGPF Delchester......................................         --             --         --
DGPF Capital Reserves................................         --             --         --
DGPF Cash Reserves...................................         --             --         --
DGPF DelCap..........................................         --             --         --
DGPF Delaware Balanced*..............................         --             --         --
DGPF International Equity............................  2,404,447     41,525,167     18.630
DGPF Small Cap Value.................................         --             --         --
DGPF Trend...........................................         --             --         --
DGPF Strategic Income................................         --             --         --
DGPF Devon...........................................         --             --         --
DGPF Emerging Markets................................         --             --         --
DGPF Social Awareness................................         --             --         --
DGPF REIT............................................         --             --         --
DGPF Aggressive Growth...............................         --             --         --
DGPF U.S. Growth.....................................         --             --         --
INVESCO VIF Equity Income*...........................        502          8,685     21.010
INVESCO VIF Total Return Fund........................      1,777         26,149     15.580
Morgan Stanley Fixed Income..........................  2,976,363     31,771,615     10.050
MFVAT U.S. Government Income.........................         --             --         --
MFVAT Asset Allocation...............................         --             --         --
MFVAT Growth & Income................................         --             --         --
MFVAT Capital Growth.................................         --             --         --
MFVAT International Equity...........................         --             --         --

*  Name changed. See Note 1.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

    The Company makes a charge of up to 0.90% per annum based on the average daily net asset value of each certificate (certificate value) in each Sub-Account for mortality and expense risks. This charge may be different between groups and increased or decreased within a group, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 10 policy years, the Company may charge up to 0.25% per annum of the certificate value in each Sub-Account for administrative expenses.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Group VEL, and does not receive any compensation for sales of Group VEL policies. Commissions are paid to registered representatives of Allmerica Investments and to independent broker-dealers by the Company. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Group VEL satisfies the current requirements of the regulations, and it intends that Group VEL will continue to meet such requirements.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Group VEL during the year ended December 31, 1999 were as follows:

INVESTMENT PORTFOLIO                                           PURCHASES        SALES
--------------------                                          ------------   -----------
Growth......................................................  $  6,209,905   $ 4,726,086
Investment Grade Income.....................................    13,304,771     2,590,083
Money Market................................................     6,728,412     1,527,775
Equity Index................................................     2,778,482    50,942,818
Government Bond.............................................       100,147        97,033
Select Aggressive Growth....................................       367,494       168,825
Select Growth...............................................     7,082,831     1,835,886
Select Growth and Income....................................       118,228        15,002
Select Value Opportunity....................................    23,459,039       558,021
Select International Equity.................................     1,547,678     5,930,335
Select Capital Appreciation.................................       136,005        41,547
Select Emerging Markets.....................................        33,137           459
Select Strategic Growth.....................................        13,989           465
Fidelity VIP High Income....................................       196,679        55,715
Fidelity VIP Equity-Income..................................       279,813        49,803
Fidelity VIP Growth.........................................     1,740,132     1,236,973
Fidelity VIP Overseas.......................................        37,059        15,032
Fidelity VIP II Asset Manager...............................     1,715,193     1,435,587
Fidelity VIP II Index 500...................................    48,857,756       458,381
T. Rowe Price International Stock...........................       172,083        18,921
DGPF Growth & Income*.......................................            --            --
DGPF Delchester.............................................            --            --
DGPF Capital Reserves.......................................            --            --
DGPF Cash Reserves..........................................            --            --
DGPF DelCap.................................................            --            --
DGPF Delaware Balanced*.....................................            --            --
DGPF International Equity...................................    33,669,161       273,795
DGPF Small Cap Value........................................            --            --
DGPF Trend..................................................            --            --
DGPF Strategic Income.......................................            --            --
DGPF Devon..................................................            --            --
DGPF Emerging Markets.......................................            --            --
DGPF Social Awareness.......................................            --            --
DGPF REIT...................................................            --            --
DGPF Aggressive Growth......................................            --            --
DGPF U.S. Growth............................................            --            --
INVESCO VIF Equity Income*..................................         1,693         1,548
INVESCO VIF Total Return Fund...............................         2,251        34,646
Morgan Stanley Fixed Income.................................    12,363,038       600,667
MFVAT U.S. Government Income................................            --            --
MFVAT Asset Allocation......................................            --            --
MFVAT Growth & Income.......................................            --            --
MFVAT Capital Growth........................................            --            --
MFVAT International Equity..................................            --            --
                                                              ------------   -----------
Totals......................................................  $160,914,976   $72,615,403
                                                              ============   ===========

*  Name changed. See Note 1.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 -- PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

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